Document and Entity Information (USD $)	12 Months Ended
Apr. 30, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Investors Real Estate Trust
Entity Central Index Key	0000798359
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float	$ 770,620,552
Entity Common Stock, Shares Outstanding	102,034,523
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr 30, 2013

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Real estate investments
Property owned	$ 2,032,970	$ 1,892,009
Less accumulated depreciation	(420,421)	(373,490)
Total property owned	1,612,549	1,518,519
Development in progress	46,782	27,599
Unimproved land	21,503	10,990
Total real estate investments	1,680,834	1,557,108
Other assets
Real estate held for sale	0	2,067
Cash and cash equivalents	94,133	39,989
Other investments	639	634
Receivable arising from straight-lining of rents, net of allowance of $830 and $1,209, respectively	26,354	23,273
Accounts receivable, net of allowance of $563 and $154, respectively	4,534	7,052
Real estate deposits	196	263
Prepaid and other assets	5,124	3,703
Intangible assets, net of accumulated amortization of $27,708 and $47,813, respectively	40,457	44,588
Tax, insurance, and other escrow	12,569	11,669
Property and equipment, net of accumulated depreciation of $1,673 and $1,423, respectively	1,221	1,454
Goodwill	1,106	1,120
Deferred charges and leasing costs, net of accumulated amortization of $18,714 and $16,244, respectively	22,387	21,447
TOTAL ASSETS	1,889,554	1,714,367
LIABILITIES
Accounts payable and accrued expenses	50,797	47,403
Revolving line of credit	10,000	39,000
Mortgages payable	1,049,206	1,048,689
Other	18,170	14,012
TOTAL LIABILITIES	1,128,173	1,149,104
COMMITMENTS AND CONTINGENCIES (NOTE 15)
Statement [Line Items]
Common Shares of Beneficial Interest (Unlimited authorization, no par value, 101,487,976 shares issued and outstanding at April 30, 2013, and 89,473,838 shares issued and outstanding at April 30, 2012)	784,454	684,049
Accumulated distributions in excess of net income	(310,341)	(278,377)
Total Investors Real Estate Trust shareholders' equity	612,787	432,989
Noncontrolling interests - Operating Partnership (21,635,127 units at April 30, 2013 and 20,332,415 units at April 30, 2012)	122,539	118,710
Noncontrolling interests - consolidated real estate entities	26,055	13,564
Total equity	761,381	565,263
TOTAL LIABILITIES AND EQUITY	1,889,554	1,714,367
Preferred Class A [Member]
Statement [Line Items]
Series A Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 1,150,000 shares issued and outstanding at January 31, 2013 and April 30, 2012, aggregate liquidation preference of $28,750,000) Series B Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 4,600,000 and 0 shares issued and outstanding at January 31, 2013 and April 30, 2012, respectively, aggregate liquidation preference of $115,000,000)	27,317	27,317
Preferred Class B [Member]
Statement [Line Items]
Series B Preferred Shares of Beneficial Interest (Cumulative redeemable preferred shares, no par value, 4,600,000 shares issued and outstanding at April 30, 2013 and 0 shares issued and outstanding at April 30, 2012, aggregate liquidation preference of $115,000,000)	$ 111,357	$ 0

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Apr. 30, 2013	Apr. 30, 2012
Other assets
Receivable arising from straight-lining of rents, allowance	$ 830,000	$ 1,209,000
Accounts receivable, allowance	563,000	154,000
Intangible assets, accumulated amortization	27,708,000	47,813,000
Property and equipment, accumulated depreciation	1,673,000	1,423,000
Deferred charges and leasing costs, accumulated amortization	18,714,000	16,244,000
Statement [Line Items]
Common Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Common Shares of Beneficial Interest, shares issued (in shares)	101,487,976	89,473,838
Common Shares of Beneficial Interest, shares outstanding (in shares)	101,487,976	89,473,838
Noncontrolling interests - Operating Partnership (in shares)	21,635,127	20,332,415
Preferred Class A [Member]
Statement [Line Items]
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	1,150,000	1,150,000
Preferred Shares of Beneficial Interest, aggregate liquidation preference	28,750,000	28,750,000
Preferred Class B [Member]
Statement [Line Items]
Preferred Shares of Beneficial Interest, no par value (in dollars per share)	$ 0	$ 0
Preferred Shares of Beneficial Interest, shares issued (in shares)	4,600,000	0
Preferred Shares of Beneficial Interest, shares outstanding (in shares)	4,600,000	0
Preferred Shares of Beneficial Interest, aggregate liquidation preference	$ 115,000,000	$ 115,000,000

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
REVENUE
Real estate rentals	$ 210,535	$ 193,637	$ 186,871
Tenant reimbursement	45,834	42,330	44,294
TOTAL REVENUE	256,369	235,967	231,165
EXPENSES
Depreciation/amortization related to real estate investments	61,169	55,554	54,183
Utilities	19,131	17,399	17,981
Maintenance	29,109	26,267	28,808
Real estate taxes	33,954	31,167	30,234
Insurance	3,902	3,481	2,238
Property management expenses	15,355	18,594	20,277
Provision	1,008	(142)	665
Administrative expenses	7,904	6,694	6,617
Advisory and trustee services	590	687	605
Other expenses	2,173	1,898	1,747
Amortization related to non-real estate investments	3,230	3,183	2,669
TOTAL EXPENSES	177,525	164,782	166,024
Gain on involuntary conversion	5,084	274	0
Operating income	83,928	71,459	65,141
Interest expense	(62,268)	(63,250)	(61,913)
Interest income	222	148	259
Other income	526	638	282
Income from continuing operations	22,408	8,995	3,769
Income from discontinued operations	7,564	711	20,582
NET INCOME	29,972	9,706	24,351
Net income attributable to noncontrolling interests - Operating Partnership	(3,633)	(1,359)	(4,449)
Net (income) loss attributable to noncontrolling interests - consolidated real estate entities	(809)	(135)	180
Net income attributable to Investors Real Estate Trust	25,530	8,212	20,082
Dividends to preferred shareholders	(9,229)	(2,372)	(2,372)
NET INCOME AVAILABLE TO COMMON SHAREHOLDERS	$ 16,301	$ 5,840	$ 17,710
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted	$ 0.11	$ 0.06	$ 0.01
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted	$ 0.06	$ 0.01	$ 0.21
NET INCOME PER COMMON SHARE - BASIC & DILUTED	$ 0.17	$ 0.07	$ 0.22

CONSOLIDATED STATEMENTS OF EQUITY (USD $) In Thousands	PREFERRED SHARES [Member]	COMMON SHARES [Member]	ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	NONCONTROLLING INTERESTS [Member]	Total	Preferred Class A [Member] PREFERRED SHARES [Member]	Preferred Class A [Member] ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	Preferred Class A [Member]	Preferred Class B [Member] ACCUMULATED DISTRIBUTIONS IN EXCESS OF NET INCOME [Member]	Preferred Class B [Member]
Balance at Apr. 30, 2010		$ 583,618	$ (201,412)	$ 145,592	$ 555,115	$ 27,317
Balance, shares (in shares) at Apr. 30, 2010	1,150	75,805
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			20,082	4,282	24,364
Distributions - common shares and units			(53,861)	(13,803)	(67,664)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		14,548			14,548
Distribution reinvestment and share purchase plan (in shares)		1,706
Shares issued		16,676			16,676
Shares issued, shares (in shares)		2,004
Partnership units issued				4,996	4,996
Redemption of units for common shares		6,905		(6,905)	0
Redemption of units for common shares, shares (in shares)		1,009
Adjustments to redeemable noncontrolling interests		370			370
Other		(181)		(1,562)	(1,743)
Other, shares (in shares)		(1)
Balance at Apr. 30, 2011	27,317	621,936	(237,563)	132,600	544,290
Balance, shares (in shares) at Apr. 30, 2011	1,150	80,523
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			8,212	1,482	9,694
Distributions - common shares and units			(46,654)	(11,102)	(57,756)
Distributions - preferred shares			(2,372)		(2,372)
Distribution reinvestment and share purchase plan		34,345			34,345
Distribution reinvestment and share purchase plan (in shares)		4,796
Shares issued		24,870			24,870
Shares issued, shares (in shares)		3,398
Partnership units issued				8,055	8,055
Redemption of units for common shares		3,454		(3,454)	0
Redemption of units for common shares, shares (in shares)		759
Other		(556)		4,693	4,137
Other, shares (in shares)		(2)
Balance at Apr. 30, 2012	27,317	684,049	(278,377)	132,274	565,263
Balance, shares (in shares) at Apr. 30, 2012	1,150	89,474
Net income attributable to Investors Real Estate Trust and nonredeemable noncontrolling interests			25,530	4,442	29,972
Distributions - common shares and units			(48,265)	(10,985)	(59,250)
Distributions - preferred shares							(2,372)	(2,372)	(6,857)	(6,857)
Distribution reinvestment and share purchase plan		43,123			43,123
Distribution reinvestment and share purchase plan (in shares)		5,290
Shares issued		55,846			55,846
Shares issued, shares (in shares)		6,409
Series B preferred shares issued	111,357				111,357
Series B preferred shares issued, in shares	4,600
Partnership units issued				12,632	12,632
Redemption of units for common shares		1,551		(1,551)	0
Redemption of units for common shares, shares (in shares)		317
Contributions from noncontrolling interests - consolidated real estate entities				12,415	12,415
Other		(115)		(633)	(748)
Other, shares (in shares)		(2)
Balance at Apr. 30, 2013	$ 138,674	$ 784,454	$ (310,341)	$ 148,594	$ 761,381
Balance, shares (in shares) at Apr. 30, 2013	5,750	101,488

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 29,972	$ 9,706	$ 24,351
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	67,559	61,954	61,344
Gain on sale of real estate, land, other investments and discontinued operations	(6,885)	(349)	(19,365)
Gain on involuntary conversion	(5,084)	(274)	0
Impairment of real estate investments	305	428	0
Bad debt expense	665	298	733
Changes in other assets and liabilities:
Increase in receivable arising from straight-lining of rents	(2,733)	(4,831)	(1,732)
Decrease (increase) in accounts receivable	689	1,542	(914)
Increase in prepaid and other assets	(693)	(1,361)	(1,162)
(Increase) decrease in tax, insurance and other escrow	(325)	(353)	1,469
Increase in deferred charges and leasing costs	(5,946)	(6,145)	(6,501)
Increase in accounts payable, accrued expenses and other liabilities	194	4,522	551
Net cash provided by operating activities	77,718	65,137	58,774
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from real estate deposits	2,037	2,254	2,766
Payments for real estate deposits	(1,970)	(2,188)	(2,579)
Principal proceeds on mortgage loans receivable	0	159	2
Increase in other investments	0	0	(205)
Decrease in lender holdbacks for improvements	1,891	5,681	3,276
Increase in lender holdbacks for improvements	(2,466)	(1,730)	(10,712)
Proceeds from sale of discontinued operations	20,009	3,142	81,539
Proceeds from sale of real estate and other investments	95	430	74
Insurance proceeds received	6,211	5,758	347
Payments for acquisitions of real estate assets	(76,020)	(61,661)	(26,541)
Payments for development and re-development of real estate assets	(57,649)	(37,777)	(10,799)
Payments for improvements of real estate assets	(26,280)	(42,333)	(25,484)
Net cash (used) provided by investing activities	(134,142)	(128,265)	11,684
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from mortgages payable	85,230	117,595	139,947
Principal payments on mortgages payable	(104,976)	(77,089)	(213,658)
Proceeds from revolving line of credit and other debt	44,262	31,925	56,300
Principal payments on revolving line of credit and other debt	(55,411)	(10,060)	(25,650)
Proceeds from sale of common shares, net of issue costs	55,448	24,427	16,423
Proceeds from sale of common shares under distribution reinvestment and share purchase program	30,707	23,511	3,175
Proceeds from underwritten Public Offering of Preferred Shares - Series B, net of offering costs	111,357	0	0
Repurchase of fractional shares and partnership units	(15)	(14)	(10)
Proceeds from noncontrolling partner - consolidated real estate entities	0	2,854	0
Payments for acquisition of noncontrolling interests - consolidated real estate entities	0	(1,289)	(425)
Distributions paid to common shareholders, net of reinvestment of $11,802, $10,177 and $10,627, respectively	(36,463)	(36,477)	(43,234)
Distributions paid to preferred shareholders	(8,467)	(2,372)	(2,372)
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment of $614, $657 and $746, respectively	(10,371)	(10,445)	(13,057)
Distributions paid to noncontrolling interests - consolidated real estate entities	(733)	(613)	(1,055)
Distributions paid to redeemable noncontrolling interests - consolidated real estate entities	0	(27)	(442)
Net cash provided (used) by financing activities	110,568	61,926	(84,058)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	54,144	(1,202)	(13,600)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	39,989	41,191	54,791
CASH AND CASH EQUIVALENTS AT END OF PERIOD	94,133	39,989	41,191
SUPPLEMENTARY SCHEDULE OF NON-CASH INVESTING AND FINANCING
Distribution reinvestment plan	11,802	10,177	10,627
Operating partnership distribution reinvestment plan	614	657	746
Operating partnership units converted to shares	1,551	3,454	6,905
Shares issued under the Incentive Award Plan	398	443	253
Real estate assets acquired through the issuance of operating partnership units	12,632	8,055	4,996
Real estate assets acquired through assumption of indebtedness and accrued costs	12,500	7,190	9,895
Mortgages included in real estate dispositions	5,887	0	0
Adjustments to accounts payable included within real estate investments	2,502	(5,445)	933
Real estate assets contributed by noncontrolling interests - consolidated real estate entities	12,415	2,227	0
Fair value adjustments to redeemable noncontrolling interests	0	35	370
Involuntary conversion of assets due to flood and fire damage	107	2,783	0
Construction debt reclassified to mortgages payable	13,650	7,190	0
Cash paid during the year for:
Cash paid for interest, net of amounts capitalized of $742,$571 and $56, respectively	$ 60,357	$ 63,653	$ 64,562

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions paid to common shareholders, net of reinvestment	$ 11,802	$ 10,177	$ 10,627
Distributions paid to noncontrolling interests - Unitholders of the Operating Partnership, net reinvestment	614	657	746
Cash paid for interest	$ 742	$ 571	$ 56

ORGANIZATION	12 Months Ended
Apr. 30, 2013
ORGANIZATION [Abstract]
ORGANIZATION
NOTE 1 • ORGANIZATION
Investors Real Estate Trust ("IRET" or the "Company") is a self-advised real estate investment trust engaged in acquiring, owning and leasing multi-family residential and commercial real estate. IRET has elected to be taxed as a Real Estate Investment Trust ("REIT") under Sections 856-860 of the Internal Revenue Code of 1986, as amended. REITs are subject to a number of organizational and operational requirements, including a requirement to distribute 90% of ordinary taxable income to shareholders, and, generally, are not subject to federal income tax on net income, except for taxes on undistributed REIT taxable income. IRET's multi-family residential properties and commercial properties are located mainly in the states of North Dakota and Minnesota, but also in the states of Colorado, Idaho, Iowa, Kansas, Missouri, Montana, Nebraska, South Dakota, Wisconsin and Wyoming. As of April 30, 2013, IRET owned 87 multi-family residential properties with approximately 10,280 apartment units and 182 commercial properties, consisting of commercial office, commercial healthcare, commercial industrial and commercial retail properties, totaling approximately 12.4 million net rentable square feet. IRET conducts a majority of its business activities through its consolidated operating partnership, IRET Properties, a North Dakota Limited Partnership (the "Operating Partnership"), as well as through a number of other subsidiary entities.
All references to IRET or the Company refer to Investors Real Estate Trust and its consolidated subsidiaries.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Apr. 30, 2013
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 • BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of IRET and all subsidiaries in which it maintains a controlling interest. All intercompany balances and transactions are eliminated in consolidation. The Company's fiscal year ends April 30th.
The accompanying consolidated financial statements include the accounts of IRET and its general partnership interest in the Operating Partnership. The Company's interest in the Operating Partnership was 82.4% and 81.5%, respectively, as of April 30, 2013 and 2012, which includes 100% of the general partnership interest. The limited partners have a redemption option that they may exercise. Upon exercise of the redemption option by the limited partners, IRET has the option of redeeming the limited partners' interests ("Units") for IRET common shares of beneficial interest, on a one-for-one basis, or for cash payment to the unitholder. The redemption generally may be exercised by the limited partners at any time after the first anniversary of the date of the acquisition of the Units (provided, however, that not more than two redemptions by a limited partner may occur during each calendar year, and each limited partner may not exercise the redemption for less than 1,000 Units, or, if such limited partner holds less than 1,000 Units, for all of the Units held by such limited partner). Some limited partners have contractually agreed to a holding period of greater than one year.
The consolidated financial statements also reflect the ownership by the Operating Partnership of certain joint venture entities in which the Operating Partnership has a general partner or controlling interest. These entities are consolidated into IRET's other operations with noncontrolling interests reflecting the noncontrolling partners' share of ownership and income and expenses.
RECENT ACCOUNTING PRONOUNCEMENTS
In September 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment. This standard gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step I of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than its carrying amount, the two-step impairment test would be required. Otherwise, no further testing is required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this update for fiscal year 2013 did not have an impact on the Company's consolidated results of operations or financial condition.
2013 Annual Report

NOTE 2 • continued
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
RECLASSIFICATIONS
Certain previously reported amounts have been reclassified to conform to the current financial statement presentation. The Company reports, in discontinued operations, the results of operations and the related gains or losses of a property that has either been disposed of or is classified as held for sale and otherwise meets the classification of a discontinued operation. As a result of discontinued operations, retroactive reclassifications that change prior period numbers have been made. See Note 12 for additional information. During fiscal year 2014, the Company sold four commercial industrial properties and one commercial retail property and classified two commercial industrial properties as held for sale. During fiscal year 2013, the Company sold three multi-family residential properties and one commercial healthcare property. During fiscal year 2012, the Company sold two retail properties. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. The results of operations for these properties are included in income from discontinued operations in the Consolidated Statements of Operations.

The Company also reclassified bad debt provision expense from property management expenses to other property expenses on the Consolidated Statements of Operations and reclassified amounts from payments for acquisitions and improvements of real estate assets to payments for acquisitions of real estate assets and payments for development and re-development of real estate assets on the Consolidated Statements of Cash Flows.
During fiscal year 2014 the Company also reclassified a commercial property in Minot, North Dakota, from commercial retail to the commercial office segment.
REAL ESTATE INVESTMENTS
Real estate investments are recorded at cost less accumulated depreciation and an adjustment for impairment, if any. Acquisitions of real estate are recorded based upon preliminary allocations of the purchase price which are subject to adjustment as additional information is obtained, but in no case more than one year after the date of acquisition. The Company allocates the purchase price based on the relative fair values of the tangible and intangible assets of an acquired property (which includes the land, building, and personal property) which are determined by valuing the property as if it were vacant and to fair value of the intangible assets (which include in-place leases.) The as-if-vacant value is allocated to land, buildings, and personal property based on management's determination of the relative fair values of these assets. The estimated fair value of the property is the amount that would be recoverable upon the disposition of the property. Techniques used to estimate fair value include discounted cash flow analysis and reference to recent sales of comparables. A land value is assigned based on the purchase price if land is acquired separately or based on estimated fair value if acquired in a merger or in a single or portfolio acquisition.
Acquired above- and below-market lease values are recorded as the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market value lease rates for the corresponding in-place leases. The capitalized above- and below-market lease values are amortized as adjustments to rental revenue over the remaining terms of the respective leases, which includes fixed rate renewal options for below-market leases if it is determined probable the tenant will execute a bargain renewal option.
Other intangible assets acquired include amounts for in-place lease values that are based upon the Company's evaluation of the specific characteristics of the leases. Factors considered in the fair value analysis include an estimate of carrying costs and foregone rental income during hypothetical expected lease-up periods, considering current market conditions, and costs to execute similar leases. The Company also considers information about each property obtained during its pre-acquisition due diligence, marketing and leasing activities in estimating the relative fair value of the tangible and intangible assets acquired.
Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. The Company uses a 20-40 year estimated life for buildings and improvements and a 5-12 year estimated life for furniture, fixtures and equipment.
2013 Annual Report

NOTE 2 • continued
The Company follows the real estate project costs guidance in ASC 970, Real Estate – General, in accounting for the costs of development and re-development projects. As real estate is undergoing development or redevelopment, all project costs directly associated with and attributable to the development and construction of a project, including interest expense and real estate tax expense, are capitalized to the cost of the real property. The capitalization period begins when development activities and expenditures begin and ends upon completion, which is when the asset is ready for its intended use. Generally, rental property is considered substantially complete and ready for its intended use upon completion of tenant improvements (in the case of commercial properties) or upon issuance of a certificate of occupancy (in the case of multi-family residential properties). General and administrative costs are expensed as incurred.
Expenditures for ordinary maintenance and repairs are expensed to operations as incurred. Renovations and improvements that improve and/or extend the useful life of the asset are capitalized and depreciated over their estimated useful life, generally five to ten years. Property sales or dispositions are recorded when title transfers and sufficient consideration has been received by the Company and the Company has no significant involvement with the property sold.
The Company periodically evaluates its long-lived assets, including its real estate investments, for impairment indicators. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions, expected holding period of each asset and legal and environmental concerns. If indicators exist, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recorded for the difference between the estimated fair value and the carrying amount of the asset. If our anticipated holding period for properties, the estimated fair value of properties or other factors change based on market conditions or otherwise, our evaluation of impairment charges may be different and such differences could be material to our consolidated financial statements. The evaluation of anticipated cash flows is subjective and is based, in part, on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results. Plans to hold properties over longer periods decrease the likelihood of recording impairment losses.
During fiscal year 2013, the Company incurred a loss of approximately $305,000 due to impairment of one property. The impairment of the Company's Eagan, Minnesota, retail property was based on receipt of a market offer to purchase and the Company's intent to dispose of the property (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2013). See Note 12 for additional information.
During fiscal year 2012, the Company incurred a loss of approximately $428,000 due to impairment of two properties. The $128,000 impairment of the Company's Kentwood, Michigan, retail property was based on receipt of a market offer to purchase and the Company's intention to dispose of the property (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2012). A related impairment of $7,000 was recorded to write-off goodwill assigned to the Kentwood property. This property was classified as held for sale at April 30, 2012, and the related impairment charge for fiscal year 2012 is in discontinued operations. Also during fiscal year 2012, the Company recognized a $293,000 impairment loss on eight condominium units in Grand Chute, Wisconsin. The impairment of the condominiums was based on receipt of a market offer to purchase two of the units and the Company's intention to dispose of the units (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2012). The condominiums were classified as held for sale at April 30, 2012, and the related impairment charge for fiscal year 2012 is reported in discontinued operations. See Note 12 for additional information. No impairment losses were recorded in fiscal year 2011.
REAL ESTATE HELD FOR SALE
Real estate held for sale is stated at the lower of its carrying amount or estimated fair value less disposal costs. The Company's determination of fair value is based on inputs management believes are consistent with those that market participants would use.  Estimates are significantly impacted by estimates of sales price, selling velocity, and other factors. Due to uncertainties in the estimation process, actual results could differ from such estimates. Depreciation is not recorded on assets classified as held for sale.
2013 Annual Report

NOTE 2 • continued
U.S. GAAP requires management to make certain significant judgments as to the classification of any of our properties as held for sale on the balance sheet. The Company makes a determination as to the point in time that it is probable that a sale will be consummated. It is not unusual for real estate sales contracts to allow potential buyers a period of time to evaluate the property prior to formal acceptance of the contract. In addition, certain other matters critical to the final sale, such as financing arrangements, often remain pending even upon contract acceptance. As a result, properties under contract may not close within the expected time period, or may not close at all. Due to these uncertainties, it is not likely that the Company can meet the criteria of the current accounting principles governing the classification of properties as held for sale prior to a sale formally closing. Therefore, any properties categorized as held for sale represent only those properties that management has determined are probable to close within the requirements set forth in current accounting principles. No properties were classified as held for sale at April 30, 2013. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012.
The Company reports, in discontinued operations, the results of operations and the related gains or losses of a property that has either been disposed of or is classified as held for sale and otherwise meets the classification of a discontinued operation.
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL
Upon acquisition of real estate, the Company records the intangible assets and liabilities acquired (for example, if the leases in place for the real estate property acquired carry rents above the market rent, the difference is classified as an intangible asset) at their estimated fair value separate and apart from goodwill.  The Company amortizes identified intangible assets and liabilities that are determined to have finite lives based on the period over which the assets and liabilities are expected to affect, directly or indirectly, the future cash flows of the real estate property acquired (generally the life of the lease).  In the twelve months ended April 30, 2013 and 2012, respectively, the Company added $1.6 million and approximately $416,000 of new intangible assets and no new intangible liabilities. The weighted average lives of the intangible assets acquired in the twelve months ended April 30, 2013 and 2012 are 0.5 years and 10.0 years, respectively.  Amortization of intangibles related to above or below-market leases is recorded in real estate rentals in the Consolidated Statements of Operations. Amortization of other intangibles is recorded in depreciation/amortization related to real estate investments in the Consolidated Statements of Operations. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.
The excess of the cost of an acquired business over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed is recorded as goodwill. The Company's goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill book value as of April 30, 2013 and 2012 was $1.1 million. The annual reviews of goodwill compared the fair value of the business units that have been assigned goodwill to their carrying value (investment cost less accumulated depreciation), with the results for these periods indicating no impairment. In fiscal year 2013, the Company disposed of two multi-family residential properties that had goodwill assigned, and as a result, approximately $14,000 of goodwill was derecognized. During fiscal year 2012 the impairment of a Kentwood, Michigan, retail property indicated that goodwill assigned to the property was also impaired. Accordingly, an approximately $7,000 impairment to goodwill was recognized. In fiscal year 2011, the Company disposed of four multi-family residential properties that had goodwill assigned, and as a result, approximately $261,000 of goodwill was derecognized.
PROPERTY AND EQUIPMENT
Property and equipment consists of the equipment contained at IRET's headquarters in Minot, North Dakota, corporate offices in Minneapolis and St. Cloud, Minnesota, and additional property management offices in Kansas, Minnesota, Missouri, Montana, Nebraska, North Dakota and South Dakota. The balance sheet reflects these assets at cost, net of accumulated depreciation. As of April 30, 2013 and 2012, property and equipment cost was $2.9 million. Accumulated depreciation was $1.7 million and $1.4 million as of April 30, 2013 and 2012, respectively.
2013 Annual Report

NOTE 2 • continued
MORTGAGE LOANS RECEIVABLE
Mortgage loans receivable (which include contracts for deed) are stated at the outstanding principal balance, net of an allowance for uncollectibility. Interest income is accrued and reflected in the balance sheet. Non-performing loans are recognized as impaired. The Company evaluates the collectibility of both interest and principal of each of its loans, if circumstances warrant, to determine whether the loan is impaired. A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. An allowance is recorded to reduce impaired loans to their estimated fair value. Interest on impaired loans is recognized on a cash basis. At April 30, 2013 and 2012 the Company had no mortgage loans receivable.
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include all cash and highly liquid investments purchased with maturities of three months or less. Cash and cash equivalents consist of the Company's bank deposits and short-term investment certificates acquired subject to repurchase agreements, and the Company's deposits in a money market mutual fund. At times these deposits may exceed the FDIC limit.
COMPENSATING BALANCES AND OTHER INVESTMENTS; LENDER HOLDBACKS
The Company maintains compensating balances, not restricted as to withdrawal, with several financial institutions in connection with financing received from those institutions and/or to ensure future credit availability. At April 30, 2013, the Company's compensating balances totaled $8.9 million and consisted of the following: Dacotah Bank, Minot, North Dakota, deposit of $350,000; United Community Bank, Minot, North Dakota, deposit of $275,000; Commerce Bank, A Minnesota Banking Corporation, deposit of $250,000; First International Bank, Watford City, North Dakota, deposit of $6.1 million; Peoples State Bank of Velva, North Dakota, deposit of $225,000; Equity Bank, Minnetonka, Minnesota, deposit of $300,000; Associated Bank, Green Bay, Wisconsin, deposit of $500,000; Venture Bank, Eagan, Minnesota, deposit of $500,000; and American National Bank, Omaha, Nebraska, deposit of $400,000. The deposits at United Community Bank and Equity Bank and a portion of the deposit at Dacotah Bank are held as certificates of deposit and comprise the $639,000 in other investments on the Consolidated Balance Sheets. The certificates of deposit have remaining terms of less than two years and the Company intends to hold them to maturity.
The Company has a number of mortgage loans under which the lender retains a portion of the loan proceeds for the payment of construction costs or tenant improvements. The decrease of $1.9 million in lender holdbacks for improvements reflected in the Consolidated Statements of Cash Flows for the fiscal year ended April 30, 2013 is due primarily to the release of loan proceeds to the Company upon completion of these construction milestones and tenant improvement projects, while the increase of $2.5 million represents additional amounts retained by lenders.
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Management evaluates the appropriate amount of the allowance for doubtful accounts by assessing the recoverability of individual real estate mortgage loans and rent receivables, through a comparison of their carrying amount with their estimated realizable value. Management considers tenant financial condition, credit history and current economic conditions in establishing these allowances. Receivable balances are written off when deemed uncollectible. Recoveries of receivables previously written off, if any, are recorded when received. A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2013, 2012 and 2011 is as follows:
	(in thousands)
	2013	2012	2011
Balance at beginning of year	$1,363	$1,316	$1,172
Provision	665	298	733
Write-off	(635)	(251)	(589)
Balance at close of year	$1,393	$1,363	$1,316
2013 Annual Report

NOTE 2 • continued
TAX, INSURANCE, AND OTHER ESCROW
Tax, insurance, and other escrow includes funds deposited with a lender for payment of real estate tax and insurance, and reserves for funds to be used for replacement of structural elements and mechanical equipment of certain projects. The funds are under the control of the lender. Disbursements are made after supplying written documentation to the lender.
REAL ESTATE DEPOSITS
Real estate deposits include funds held by escrow agents to be applied toward the purchase of real estate or the payment of loan costs associated with loan placement or refinancing.
DEFERRED LEASING AND LOAN ACQUISITION COSTS
Costs and commissions incurred in obtaining tenant leases are amortized on the straight-line method over the terms of the related leases. Costs incurred in obtaining long-term financing are amortized to interest expense over the life of the loan using the straight-line method, which approximates the effective interest method.
INCOME TAXES
IRET operates in a manner intended to enable it to continue to qualify as a REIT under Sections 856-860 of the Internal Revenue Code of 1986, as amended.  Under those sections, a REIT which distributes at least 90% of its REIT taxable income as a dividend to its shareholders each year and which meets certain other conditions will not be taxed on that portion of its taxable income which is distributed to shareholders. For the fiscal years ended April 30, 2013, 2012 and 2011, the Company distributed in excess of 90% of its taxable income and realized capital gains from property dispositions within the prescribed time limits; accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years.  Even as a REIT, the Company may be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income.  In general, however, if the Company qualifies as a REIT, no provisions for federal income taxes are necessary except for taxes on undistributed REIT taxable income and taxes on the income generated by a taxable REIT subsidiary (TRS). The Company currently has no TRS.
IRET conducts its business activity as an Umbrella Partnership Real Estate Investment Trust ("UPREIT") through its Operating Partnership. UPREIT status allows IRET to accept the contribution of real estate in exchange for Units. Generally, such a contribution to a limited partnership allows for the deferral of gain by an owner of appreciated real estate.
Distributions for the calendar year ended December 31, 2012 were characterized, for federal income tax purposes, as 23.17% ordinary income, 2.41% capital gain and 74.42% return of capital. Distributions for the calendar year ended December 31, 2011 were characterized, for federal income tax purposes, as 18.04% ordinary income, 37.48% capital gain and 44.48% return of capital.
REVENUE RECOGNITION
Residential rental properties are leased under operating leases with terms generally of one year or less. Commercial properties are leased under operating leases to tenants for various terms generally exceeding one year. Lease terms often include renewal options. Rental revenue is recognized on the straight-line basis, which averages minimum required rents over the terms of the leases. Rents recognized in advance of collection are reflected as receivable arising from straight-lining of rents, net of allowance for doubtful accounts.  Rent concessions, including free rent, are amortized on a straight-line basis over the terms of the related leases.
Reimbursements from tenants for real estate taxes and other recoverable operating expenses are recognized as revenue in the period the applicable expenditures are incurred. IRET receives payments for these reimbursements from substantially all of its tenants at multi-tenant commercial properties throughout the year.
2013 Annual Report

NOTE 2 • continued
A number of the commercial leases provide for a base rent plus a percentage rent based on gross sales in excess of a stipulated amount. These percentage rents are recorded once the required sales level is achieved.
Interest on mortgage loans receivable is recognized in income as it accrues during the period the loan is outstanding. In the case of non-performing loans, income is recognized as discussed above in the Mortgage Loans Receivable section of this Note 2.
NET INCOME PER SHARE
Basic net income per share is computed as net income available to common shareholders divided by the weighted average number of common shares outstanding for the period. The Company has no potentially dilutive financial interests; the potential exchange of Units for common shares will have no effect on net income per share because Unitholders and common shareholders effectively share equally in the net income of the Operating Partnership.
INVOLUNTARY CONVERSION OF ASSETS
As previously reported, Minot, North Dakota, where IRET's corporate headquarters is located, experienced significant flooding in June 2011, resulting in extensive damage to the Arrowhead Shopping Center and to the Chateau Apartments property, which consisted of two 32-unit buildings. Additionally, on February 22, 2012, one of the buildings of the Chateau Apartments property, which had been undergoing restoration work following the flood, was completely destroyed by fire. The costs related to clean-up, redevelopment and loss of rents for these properties are being reimbursed to the Company by its insurance carrier, less the Company's deductible of $200,000 per event under the policy.  The Company expensed $400,000 in fiscal year 2012 for the flood and fire deductibles.
During fiscal year 2012, for the Arrowhead and Chateau flood loss, the Company received $5.7 million of insurance proceeds for flood clean-up costs and redevelopment. In regard to Arrowhead Shopping Center, the total insurance proceeds for redevelopment at April 30, 2012 exceeded the estimated basis in the assets requiring replacement, resulting in the recognition of approximately $274,000 in gain from involuntary conversion in fiscal year 2012. During fiscal year 2013, final settlement was reached for the Arrowhead and Chateau flood loss and the Company received additional proceeds of $2.7 million resulting in the recognition of approximately $2.8 million in gain from involuntary conversion in fiscal year 2013.
In fiscal year 2013, for the Chateau fire loss, the Company received $2.9 million of insurance proceeds for redevelopment. The total insurance proceeds for redevelopment related to the Chateau fire exceeded the estimated basis in the assets requiring replacement, resulting in the recognition of $2.3 million in gain from involuntary conversion in fiscal year 2013. The Company expects to rebuild the destroyed building but has no firm estimates at this time for costs or expected completion date of such rebuilding.  IRET expects final settlement of the Chateau fire insurance claim to occur when the property is rebuilt.
Final settlement was reached during fiscal year 2013 for business interruption from the flood and fire with proceeds received during the year of $409,000. During fiscal year 2012, approximately $666,000 was received, for total business interruption proceeds from the claims of $1.1 million. Reimbursement for business interruption is included within real estate rentals in the Consolidated Statements of Operations.

CREDIT RISK	12 Months Ended
Apr. 30, 2013
CREDIT RISK [Abstract]
CREDIT RISK
NOTE 3 • CREDIT RISK
The Company is potentially exposed to credit risk for cash deposited with FDIC-insured financial institutions in accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.
IRET has entered into a cash management arrangement with First Western Bank (the "Bank") with respect to deposit accounts that exceed FDIC Insurance coverage. On a daily basis, account balances are swept into a repurchase account.  The Bank pledges fractional interests in US Government Securities owned by the Bank at an amount equal to the excess over the uncollected balance in the repurchase account. The amounts deposited by IRET pursuant to the repurchase agreement are not insured by FDIC. At April 30, 2013 and 2012, these amounts totaled $29.6 million and $15.1 million, respectively.

PROPERTY OWNED	12 Months Ended
Apr. 30, 2013
PROPERTY OWNED [Abstract]
PROPERTY OWNED
NOTE 4 • PROPERTY OWNED
Property, consisting principally of real estate, is stated at cost less accumulated depreciation and totaled $1.6 billion and $1.5 billion as of April 30, 2013, and 2012, respectively.
Construction period interest of approximately $742,000, $571,000, and $152,000 has been capitalized for the years ended April 30, 2013, 2012, and 2011, respectively.
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2013, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2014	$114,118
2015	102,967
2016	92,131
2017	77,193
2018	61,744
Thereafter	195,986
$644,139
See Real Estate Investments within Note 2 for information about impairment losses recorded during fiscal years 2013 and 2012.

IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES	12 Months Ended
Apr. 30, 2013
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES [Abstract]
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES
NOTE 5 • IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES
The Company's identified intangible assets and intangible liabilities at April 30, 2013 and 2012 were as follows:
	(in thousands)
	April 30, 2013	April 30, 2012
Identified intangible assets (included in intangible assets):
Gross carrying amount	$68,165	$92,401
Accumulated amortization	(27,708)	(47,813)
Net carrying amount	$40,457	$44,588

Indentified intangible liabilities (included in other liabilities):
Gross carrying amount	$391	$1,104
Accumulated amortization	(296)	(967)
Net carrying amount	$95	$137
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(29,000), $(45,000) and $(72,000) for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$37
2015	18
2016	14
2017	6
2018	(5)

2013 Annual Report

NOTE 5 • continued
Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $5.5 million, $5.5 million and $7.1 million for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$4,826
2015	3,815
2016	3,598
2017	3,129
2018	2,643

NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2013
NONCONTROLLING INTERESTS [Abstract]
NONCONTROLLING INTERESTS

NOTE 6 • NONCONTROLLING INTERESTS
Interests in the Operating Partnership held by limited partners are represented by Units. The Operating Partnership's income is allocated to holders of Units based upon the ratio of their holdings to the total Units outstanding during the period. Capital contributions, distributions, and profits and losses are allocated to noncontrolling interests in accordance with the terms of the Operating Partnership agreement.
IRET reflects noncontrolling interests in consolidated real estate entities on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests – consolidated real estate entities in the Consolidated Statements of Operations. The Company's noncontrolling interests – consolidated real estate entities at April 30, 2013 and 2012 were as follows:
	(in thousands)
	April 30, 2013	April 30, 2012
Mendota Properties LLC	$7,236	$7,460
IRET-1715 YDR, LLC	1,003	958
IRET-Williston Garden Apartments, LLC	2,597	2,295
IRET - Jamestown Medical Building, LLC	1,396	1,471
WRH Holding, LLC	1,118	1,380
IRET-Cypress Court Apartments, LLC	1,149	0
IRET - Minot Apartments, LLC	5,937	0
IRET - WRH 1, LLC	5,619	0
Noncontrolling interests – consolidated real estate entities	$26,055	$13,564
On November 27, 2012 the Company entered into a joint venture operating agreement with a real estate development company to construct an apartment project in Minot, North Dakota as IRET – Minot Apartments,  LLC. The project is expected to be completed in two phases, with a total of approximately 341 units. Phase I, the Landing at Southgate, consists of three approximately 36-unit buildings, and is expected to be completed in August 2013. Phase II, the Commons at Southgate, is currently expected to consist of an approximately 233-unit building to be completed in June 2014. The Company currently estimates total costs for both phases of the project at $52.2 million, with approximately 69% of the project financed with third-party debt and approximately 7% financed with debt from IRET to the joint venture entity.  IRET is the 51% owner of the joint venture and will have management and leasing responsibilities when the project is completed. The real estate development company owns 49% of the joint venture and is responsible for the development and construction of the property. The Company has determined that the joint venture is a variable interest entity ("VIE"), primarily based on the fact that the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support. The Company has also determined that IRET is the primary beneficiary of the VIE due to the fact that IRET is providing 51% of the equity contributions, the subordinated debt and a guarantee on the third party debt and has the power to direct the most significant activities that impact the entity's economic performance.

LINE OF CREDIT	12 Months Ended
Apr. 30, 2013
LINE OF CREDIT [Abstract]
LINE OF CREDIT
NOTE 7 • LINE OF CREDIT
As of April 30, 2013, the Company had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on August 12, 2014, and had, as of April 30, 2013, lending commitments of $60.0 million. Participants in this secured credit facility as of April 30, 2013 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank of North Dakota; American State Bank & Trust Company and Town & Country Credit Union. As of April 30, 2013, the Company had advanced $10.0 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $10.0 million. The interest rate on borrowings under the facility is the Wall Street Journal Prime Rate +1.25%, with a floor of 5.15% and a cap of 8.65%; interest-only payments are due monthly based on the total amount of advances outstanding. The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2013, 23 properties with a total cost of $117.3 million collateralized this line of credit. As of April 30, 2013, the Company believes it is in compliance with the facility covenants. This credit facility is summarized in the following table:
	(in thousands)
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2013	Amount Outstanding as of April 30, 2012	Applicable Interest Rate as of April 30, 2013	Maturity Date	Weighted Average Int. Rate on Borrowings during fiscal year 2013

First International Bank & Trust	$60,000	$10,000	$39,000	5.15%	8/12/14	5.17%

MORTGAGES PAYABLE	12 Months Ended
Apr. 30, 2013
MORTGAGES PAYABLE [Abstract]
MORTGAGES PAYABLE
NOTE 8 • MORTGAGES PAYABLE
Most of the properties owned by the Company individually serve as collateral for separate mortgage loans on single properties or groups of properties. The majority of these mortgages payable are non-recourse to the Company, other than for standard carve-out obligations such as fraud, waste, failure to insure, environmental conditions and failure to pay real estate taxes. As of April 30, 2013, the management of the Company believes there are no defaults or material compliance issues in regard to any of these mortgages payable. Interest rates on mortgages payable range from 2.57% to 8.25%, and the mortgages have varying maturity dates from June 30, 2013, through July 1, 2036.
Of the mortgages payable, the balance of fixed rate mortgages totaled $1.0 billion at April 30, 2013 and 2012, and the balances of variable rate mortgages totaled $26.2 million and $16.2 million as of April 30, 2013, and 2012, respectively. The Company does not utilize derivative financial instruments to mitigate its exposure to changes in market interest rates. Most of the fixed rate mortgages have substantial pre-payment penalties. As of April 30, 2013, the weighted-average rate of interest on the Company's mortgage debt was 5.55%, compared to 5.78% on April 30, 2012. The aggregate amount of required future principal payments on mortgages payable as of April 30, 2013, is as follows:
Year Ended April 30,	(in thousands)
2014	$64,923
2015	110,972
2016	92,336
2017	219,315
2018	66,944
Thereafter	494,716
Total payments	$1,049,206

In addition to the individual first mortgage loans comprising the Company's $1.0 billion of mortgage indebtedness, the Company also has a  revolving, multi-bank secured line of credit which had, as of April 30, 2013, lending commitments of $60.0 million and an outstanding balance of $10.0 million. This facility, which as of April 30, 2013 is secured by mortgages on 23 Company properties, is not included in the Company's mortgage indebtedness total. The Company currently has 35 unencumbered properties.

TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Apr. 30, 2013
TRANSACTIONS WITH RELATED PARTIES [Abstract]
TRANSACTIONS WITH RELATED PARTIES
NOTE 9 • TRANSACTIONS WITH RELATED PARTIES
BANKING SERVICES
The Company has an ongoing banking relationship with First International Bank and Trust, Watford City, North Dakota ("First International"). Stephen L. Stenehjem, a member of the Company's Board of Trustees, is the President and Chief Executive Officer of First International, and the bank is owned by Mr. Stenehjem and members of his family. Currently, and during fiscal year 2013, the Company has one mortgage loan outstanding with First International, with an original principal balance of $13.7 million (Williston Garden) bearing interest at 5.5% per annum. In connection with this loan, the Company maintains a compensating balance of $50,000. For a portion of fiscal year 2013, the Company had two other mortgage loans outstanding with First International, in the amount of approximately $2.4 million (Georgetown Square) and $3.2 million (Grand Forks MedPark Mall), respectively, bearing interest at 7.25% and 6.25% per annum; these loans were repaid in the first and second quarters of fiscal year 2013, respectively. During fiscal year 2013, the Company entered into a construction loan with First International for $43.7 million to finance the development of a residential property in Williston, North Dakota. At April 30, 2013, the construction loan was not drawn on. The Company paid interest on these loans of approximately $665,000, $0, $52,000 and $0, respectively, in fiscal year 2013, and paid approximately $258,000 in origination fees and closing costs on the construction loan. The Company has a multi-bank line of credit with a capacity of $60.0 million, of which First International is the lead bank and a participant with a $12.0 million commitment. In fiscal year 2013, the Company paid First International a total of approximately $196,000 in interest on First International's portion of the outstanding balance of this credit line, and paid fees of $40,000. In connection with this multi-bank line of credit, the Company maintains compensating balances with First International totaling $6.0 million, of which $1.5 million is held in a non-interest bearing account, and $4.5 million is held in an account that pays the Company interest on the deposited amount of 0.25% per annum. The Company also maintains a number of checking accounts with First International. In fiscal year 2013, the Company paid less than $500 in total in various bank service and other fees charged on these checking accounts.
In fiscal years 2012 and 2011, respectively, the Company paid First International $531,000 and $212,000 in interest on First International's portion of the multi-bank line of credit and paid fees of $70,000 and $219,000. In fiscal year 2011, the Company paid interest of approximately $72,000 for borrowing under a $14.0 million line of credit that was subsequently terminated in fiscal year 2011. In fiscal years 2012 and 2011, the Company paid interest and fees on outstanding mortgage and construction loans of approximately $422,000 and $390,000, respectively. In both fiscal years 2012 and 2011, the Company paid under $500 in total in various bank service and other fees charged on checking accounts maintained with First International.
Total payments of interest and fees from the Company to First International Bank were approximately $1.2 million, $1.1 million and $893,000 in fiscal years 2013, 2012 and 2011, respectively.
LEASE TRANSACTION
In the first quarter of fiscal year 2013, the Company entered into an agreement with First International to construct an approximately 3,700 square-foot building on an outlot of the Company's Arrowhead Shopping Center in Minot, North Dakota, to be leased by First International under a 20-year lease for use as a branch bank location. The total cost of the project is estimated to be approximately $1.7 million, with net rental payments under the lease currently estimated at approximately $2.4 million in total over the 20-year lease term.

ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Apr. 30, 2013
ACQUISITIONS AND DISPOSITIONS [Abstract]
ACQUISITIONS AND DISPOSITIONS
NOTE 10 • ACQUISITIONS AND DISPOSITIONS
PROPERTY ACQUISITIONS
IRET Properties added approximately $135.8 million of real estate properties to its portfolio during fiscal year 2013, compared to $97.1 million in fiscal year 2012. Of the total property added during fiscal 2013, the Company paid $128.7 million for real estate properties and $7.1 million of land was contributed by joint venture partners. The  $128.7 million paid for real estate properties added to the Company's portfolio in fiscal year 2013 consisted of limited partnership units of the Operating Partnership valued at issuance at $12.6 million and $12.5 million in assumed mortgage debt, with the remainder paid in cash. The Company expensed approximately $434,000 of transaction costs related to the acquisitions in fiscal year 2013. Of the $97.1 million paid in fiscal year 2012, approximately $8.1 million was paid in the form of limited partnership units of the Operating Partnership and approximately $7.2 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $542,000 of transaction costs related to the acquisitions in fiscal year 2012. The fiscal year 2013 and 2012 additions are detailed below.
Fiscal 2013 (May 1, 2012 to April 30, 2013)
Acquisitions		(in thousands)
	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
308 unit - Villa West - Topeka, KS	2012-05-08	$1,590	$15,760	$300	$17,650
232 unit - Colony - Lincoln, NE	2012-06-04	1,515	15,731	254	17,500
208 unit - Lakeside Village - Lincoln, NE	2012-06-04	1,215	15,837	198	17,250
58 unit - Ponds at Heritage Place - Sartell, MN	2012-10-10	395	4,564	61	5,020
336 unit - Whispering Ridge - Omaha, NE	2013-04-24	2,139	25,424	751	28,314
		6,854	77,316	1,564	85,734

Unimproved Land
University Commons - Williston, ND	2012-08-01	823	0	0	823
Cypress Court - St. Cloud, MN	2012-08-10	447	0	0	447
Cypress Court Apartment Development - St. Cloud, MN(1)	2012-08-10	1,136	0	0	1,136
Badger Hills - Rochester, MN(2)	2012-12-14	1,050	0	0	1,050
Grand Forks - Grand Forks, ND	2012-12-31	4,278	0	0	4,278
Minot (Southgate Lot 4) - Minot, ND	2013-01-11	1,882	0	0	1,882
Commons at Southgate - Minot, ND(3)	2013-01-22	3,691	0	0	3,691
Landing at Southgate - Minot, ND(3)	2013-01-22	2,262	0	0	2,262
Grand Forks 2150 - Grand Forks, ND	2013-03-25	1,600	0	0	1,600
Bismarck 4916 - Bismarck, ND	2013-04-12	3,250	0	0	3,250
Arcata - Golden Valley, MN	2013-04-30	2,088	0	0	2,088
		22,507	0	0	22,507

Total Property Acquisitions		$29,361	$77,316	$1,564	$108,241
(1)	Land is owned by a joint venture in which the Company has an approximately 79% interest. The joint venture is consolidated in IRET's financial statements.
(2)	Acquisition of unimproved land consisted of two parcels acquired separately on December 14 and December 20, 2012, respectively.
(3)	Land is owned by a joint venture entity in which the Company has an approximately 51% interest. The joint venture is consolidated in IRET's financial statements.
2013 Annual Report

NOTE 10 • continued
		(in thousands)
Development Projects Placed in Service	Date Placed in Service	Land	Building	Development Cost

Multi-Family Residential
159 unit - Quarry Ridge II - Rochester, MN(1)	2012-06-29	$0	$4,591	$4,591
73 unit - Williston Garden Buildings 3 and 4 - Williston, ND(2)	2012-07-31	0	7,058	7,058
20 unit - First Avenue - Minot, ND(3)	2013-04-15	0	2,356	2,356
		0	14,005	14,005
Commercial Healthcare
26,662 sq ft Spring Wind Expansion - Laramie, WY(4)	2012-11-16	0	1,675	1,675
45,222 sq ft Jamestown Medical Office Building - Jamestown, ND(5)	2013-01-01	0	6,597	6,597
		0	8,272	8,272

Commercial Industrial
27,698 sq ft Minot IPS - Minot, ND(6)	2012-12-17	0	4,087	4,087

Commercial Retail
3,702 sq ft Arrowhead First International Bank - Minot, ND(7)	2013-03-19	0	1,165	1,165

Total Development Projects Placed in Service		$0	$27,529	$27,529
(1)
Development property placed in service June 29, 2012. Additional costs paid in fiscal years 2012 and 2011, and land acquired in fiscal year 2007, totaled $13.0 million, for a total project cost at April 30, 2013 of $17.6 million.

(2)
Development property placed in service July 31, 2012. Buildings 1 and 2 were placed in service in fiscal year 2012. Additional costs paid in fiscal year 2012 totaled $12.0 million, for a total project cost at April 30, 2013 of $19.1 million.

(3)	Redevelopment property placed in service April 15, 2013. Additional costs paid in fiscal years 2012 and 2011 totaled approximately $321,000, for a total project cost at April 30, 2013 of $2.7 million.
(4)	Expansion project placed in service November 16, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $3.5 million.
(5)	Development property placed in service January 1, 2013. Additional costs paid in fiscal year 2012 totaled $1.0 million, for a total project cost at April 30, 2013 of $7.6 million.
(6)	Development property placed in service December 17, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $5.9 million.
(7)	Development property placed in service March 19, 2013. Additional costs paid in fiscal year 2012 totaled approximately $75,000, for a total project cost at April 30, 2013 of $1.2 million

2013 Annual Report

NOTE 10 • continued
Fiscal 2012 (May 1, 2011 to April 30, 2012)
Acquisitions		(in thousands)
	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
147 unit - Regency Park Estates - St. Cloud, MN	2011-08-01	$702	$10,198	$0	$10,900
50 unit - Cottage West Twin Homes - Sioux Falls, SD	2011-10-12	968	3,762	0	4,730
24 unit - Gables Townhomes - Sioux Falls, SD	2011-10-12	349	1,921	0	2,270
36 unit - Evergreen II - Isanti, MN	2011-11-01	691	2,784	0	3,475
116 unit - Grand Gateway - St. Cloud MN	2012-02-16	814	7,086	0	7,900
84 unit - Ashland - Grand Forks, ND	2012-03-16	741	7,569	0	8,310
		4,265	33,320	0	37,585

Commercial Healthcare
17,273 sq. ft Spring Creek American Falls - American Falls, ID	2011-09-01	145	3,870	55	4,070
15,571 sq. ft Spring Creek Soda Springs - Soda Springs, ID	2011-09-01	66	2,134	30	2,230
15,559 sq. ft Spring Creek Eagle - Eagle, ID	2011-09-01	263	3,775	62	4,100
31,820 sq. ft Spring Creek Meridian - Meridian, ID	2011-09-01	424	6,724	102	7,250
26,605 sq. ft Spring Creek Overland - Boise, ID	2011-09-01	687	5,941	97	6,725
16,311 sq. ft Spring Creek Boise - Boise, ID	2011-09-01	708	4,296	71	5,075
26,605 sq. ft Spring Creek Ustick - Meridian, ID	2011-09-01	467	3,833	0	4,300
Meadow Wind Land - Casper, WY	2011-09-01	50	0	0	50
3,431 sq. ft Edina 6525 Drew Ave S - Edina, MN	2011-10-13	388	117	0	505
		3,198	30,690	417	34,305

Unimproved Land
Industrial-Office Build-to-Suit - Minot, ND	2011-09-07	416	0	0	416
Renaissance Heights - Williston, ND	2012-04-11	4,600	0	0	4,600
		5,016	0	0	5,016

Total Property Acquisitions		$12,479	$64,010	$417	$76,906

2013 Annual Report

NOTE 10 • continued
		(in thousands)
Development Projects Placed in Service	Date Placed in Service	Land	Building	Development Cost

Multi-Family Residential
72 unit - Williston Garden Buildings 1 and 2 - Williston, ND(1)	2012-04-27	$700	$8,978	$9,678

Commercial Healthcare
24,795 sq. ft Trinity at Plaza 16 - Minot, ND(2)	2011-09-23	0	5,685	5,685
22,193 sq. ft Meadow Winds Addition - Casper, WY(3)	2011-12-30	0	3,952	3,952
		0	9,637	9,637

Commercial Retail
19,037 sq. ft. Jamestown Buffalo Mall - Jamestown, ND(4)	2011-06-15	0	879	879

Total Development Projects Placed in Service		$700	$19,494	$20,194
(1)	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
(2)	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
(3)	Expansion project placed in service December 30, 2011.
(4)	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
Acquisitions in fiscal years 2013 and 2012 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2013 and 2012 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2013	April 30, 2012
Total revenue	$6,497	$4,213
Net income	$(66)	$950

2013 Annual Report

NOTE 10 • continued
PROPERTY DISPOSITIONS
During fiscal year 2013, the Company disposed of three multi-family residential properties, one retail property, one healthcare property and four condominium units for an aggregate sales price of $26.3 million, compared to dispositions totaling $3.2 million in fiscal year 2012. The fiscal year 2013 and 2012 dispositions are detailed below.
Fiscal 2013 (May 1, 2012 to April 30, 2013)
		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multi-Family Residential
116 unit - Terrace on the Green - Fargo, ND	2012-09-27	$3,450	$1,248	$2,202
85 unit - Prairiewood Meadows - Fargo, ND	2012-09-27	3,450	2,846	604
66 unit - Candlelight - Fargo, ND	2012-11-27	1,950	1,178	772
		8,850	5,272	3,578

Commercial Retail
16,080 sq ft Kentwood Thomasville - Kentwood, MI	2012-06-20	625	692	(67)

Commercial Healthcare
47,950 sq ft Steven's Pointe -Steven's Point, WI	2013-04-25	16,100	12,667	3,433

Other
Georgetown Square Condominiums 5 and 6	2012-06-21	330	336	(6)
Georgetown Square Condominiums 3 and 4	2012-08-02	368	421	(53)
		698	757	(59)

Total Property Dispositions		$26,273	$19,388	$6,885

Fiscal 2012 (May 1, 2011 to April 30, 2012)
		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Commercial Retail
41,200 sq ft. Livingstone Pamida - Livingston, MT	2011-08-01	$2,175	$1,586	$589
12,556 sq ft. East Grand Station – East Grand Forks, MN	2012-03-03	1,062	1,302	(240)

Total Property Dispositions		$3,237	$2,888	$349

OPERATING SEGMENTS	12 Months Ended
Apr. 30, 2013
OPERATING SEGMENTS [Abstract]
OPERATING SEGMENTS
NOTE 11 • OPERATING SEGMENTS
IRET reports its results in five reportable segments: multi-family residential; commercial office; commercial healthcare, including senior housing (formerly referred to as the commercial medical segment; the composition of this segment has not changed from prior periods); commercial industrial and commercial retail properties.  The Company's reportable segments are aggregations of similar properties.

Segment information in this report is presented based on net operating income, which we define as total real estate revenues and gain on involuntary conversion less real estate expenses (which consist of utilities, maintenance, real estate taxes, insurance, property management expenses and other property expenses). We believe that NOI is an important supplemental measure of operating performance for a REIT's operating real estate because it provides a measure of core operations that is unaffected by depreciation, amortization, financing and general and administrative expense.  NOI does not represent cash generated by operating activities in accordance with GAAP and should not be considered an alternative to net income, net income available for common shareholders or cash flow from operating activities as a measure of financial performance. The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2013, 2012 and 2011 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements. The tables have been restated to reflect the reclassification of a commercial property in Minot, North Dakota, from commercial retail to the commercial office segment.

	(in thousands)
Year Ended April 30, 2013	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$90,759	$77,766	$61,975	$12,247	$13,622	$256,369
Real estate expenses	38,716	38,175	16,779	3,750	5,039	102,459
Gain on involuntary conversion	3,852	0	0	0	1,232	5,084
Net operating income	$55,895	$39,591	$45,196	$8,497	$9,815	158,994
Depreciation/amortization						(64,399)
Administrative, advisory and trustee fees						(8,494)
Other expenses						(2,173)
Interest expense						(62,268)
Interest and other income						748
Income from continuing operations						22,408
Income from discontinued operations						7,564
Net income						$29,972

	(in thousands)
Year Ended April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$72,500	$74,914	$64,511	$11,582	$12,460	$235,967
Real estate expenses	33,905	34,963	20,650	3,063	4,185	96,766
Gain on involuntary conversion	0	0	0	0	274	274
Net operating income	$38,595	$39,951	$43,861	$8,519	$8,549	139,475
Depreciation/amortization						(58,737)
Administrative, advisory and trustee fees						(7,381)
Other expenses						(1,898)
Interest expense						(63,250)
Interest and other income						786
Income from continuing operations						8,995
Income from discontinued operations						711
Net income						$9,706
2013 Annual Report

NOTE 11 • continued
Year Ended April 30, 2011	(in thousands)
	Multi-Family Residential	Commercial- Office	Commercial- Healthcare	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$65,229	$77,981	$64,879	$10,548	$12,528	$231,165
Real estate expenses	33,216	36,102	22,443	3,811	4,631	100,203
Net operating income	$32,013	$41,879	$42,436	$6,737	$7,897	130,962
Depreciation/amortization						(56,852)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,747)
Interest expense						(61,913)
Interest and other income						541
Income from continuing operations						3,769
Income from discontinued operations						20,582
Net income						$24,351

Segment Assets and Accumulated Depreciation
	(in thousands)
As of April 30, 2013	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$659,696	$625,296	$501,191	$125,772	$121,015	$2,032,970
Less accumulated depreciation	(140,354)	(139,324)	(90,891)	(23,688)	(26,164)	(420,421)
Total property owned	$519,342	$485,972	$410,300	$102,084	$94,851	$1,612,549
Cash and cash equivalents						94,133
Other investments						639
Receivables and other assets						113,948
Development in progress						46,782
Unimproved land						21,503
Total Assets						$1,889,554

	(in thousands)
As of April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$539,783	$616,743	$500,268	$119,002	$116,213	$1,892,009
Less accumulated depreciation	(128,834)	(121,862)	(78,744)	(20,693)	(23,357)	(373,490)
Total property owned	$410,949	$494,881	$421,524	$98,309	$92,856	$1,518,519
Real estate held for sale						2,067
Cash and cash equivalents						39,989
Other investments						634
Receivables and other assets						114,569
Development in progress						27,599
Unimproved land						10,990
Total Assets						$1,714,367

DISCONTINUED OPERATIONS	12 Months Ended
Apr. 30, 2013
DISCONTINUED OPERATIONS [Abstract]
DISCONTINUED OPERATIONS
NOTE 12 • DISCONTINUED OPERATIONS
The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. During fiscal year 2013, the Company disposed of three multi-family residential properties, one retail property, one healthcare property and four condominium units. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. There were no properties classified as held for sale as of April 30, 2013 and 2011. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2013, 2012 and 2011. The financial statements have been restated to reflect the property sold or classified as held for sale during the three months ended July 31, 2013. During the first quarter of fiscal year 2014, the Company sold four commercial industrial properties and one commercial retail property and classified two commercial industrial properties as held for sale.
	(in thousands)
	2013	2012	2011
REVENUE
Real estate rentals	$4,252	$5,364	$11,430
Tenant reimbursement	604	661	749
TOTAL REVENUE	4,856	6,025	12,179
EXPENSES
Depreciation/amortization related to real estate investments	1,306	1,554	2,808
Utilities	108	268	815
Maintenance	260	333	1,140
Real estate taxes	504	610	1,256
Insurance	50	73	176
Property management expenses	168	329	1,118
Other property expenses	16	4	72
Other expenses	0	67	28
Amortization related to non-real estate investments	44	33	14
Impairment of real estate investments	305	428	0
TOTAL EXPENSES	2,761	3,699	7,427
Operating income	2,095	2,326	4,752
Interest expense	(1,418)	(1,980)	(3,540)
Interest income	0	0	5
Other income	2	16	0
Income from discontinued operations before gain on sale	679	362	1,217
Gain on sale of discontinued operations	6,885	349	19,365
INCOME FROM DISCONTINUED OPERATIONS	$7,564	$711	$20,582
Segment Data
Multi-Family Residential	$3,653	$161	$19,268
Commercial Office	0	0	0
Commercial Healthcare	3,419	(465)	(84)
Commercial Industrial	776	712	1,319
Commercial Retail	(284)	303	79
Total	$7,564	$711	$20,582

	(in thousands)
	2013	2012	2011
Property Sale Data
Sales price	$26,273	$3,237	$83,330
Net book value and sales costs	(19,388)	(2,888)	(63,965)
Gain on sale of discontinued operations	$6,885	$349	$19,365

	(in thousands)
	2013	2012
Asset and Liability Data
Total assets	$23,649	$44,270
Total liabilities	(283)	(16,257)

EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2013
EARNINGS PER SHARE [Abstract]
EARNINGS PER SHARE
NOTE 13 • EARNINGS PER SHARE
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2013, 2012 and 2011:
	For Years Ended April 30,
	(in thousands, except per share data)
	2013	2012	2011
NUMERATOR
Income from continuing operations – Investors Real Estate Trust	$19,341	$7,641	$3,621
Income from discontinued operations – Investors Real Estate Trust	6,189	571	16,461
Net income attributable to Investors Real Estate Trust	25,530	8,212	20,082
Dividends to preferred shareholders	(9,229)	(2,372)	(2,372)
Numerator for basic earnings per share – net income available to common shareholders	16,301	5,840	17,710
Noncontrolling interests – Operating Partnership	3,633	1,359	4,449
Numerator for diluted earnings per share	$19,934	$7,199	$22,159
DENOMINATOR
Denominator for basic earnings per share weighted average shares	93,344	83,557	78,628
Effect of convertible operating partnership units	21,191	19,875	20,154
Denominator for diluted earnings per share	114,535	103,432	98,782
Earnings per common share from continuing operations – Investors Real Estate Trust – basic and diluted	$.11	$.06	$.01
Earnings per common share from discontinued operations – Investors Real Estate Trust – basic and diluted	.06	.01	.21
NET INCOME PER COMMON SHARE – BASIC & DILUTED	$.17	$.07	$.22

RETIREMENT PLANS	12 Months Ended
Apr. 30, 2013
RETIREMENT PLANS [Abstract]
RETIREMENT PLANS
NOTE 14 • RETIREMENT PLANS
IRET sponsors a defined contribution profit sharing retirement plan and a defined contribution 401(k) plan.  IRET's defined contribution profit sharing retirement plan is available to employees over the age of 21 who have completed 1,000 hours within the plan year and are employed on the last day of the plan year.  Participation in IRET's defined contribution 401(k) plan is available to employees over the age of 21 who have completed six months of service and who work at least 1,000 hours per calendar year, and employees participating in the 401(k) plan may contribute up to maximum levels established by the IRS. Employer contributions to the profit sharing and 401(k) plans are at the discretion of the Company's management. IRET expects to contribute not more than 3.5% of the salary of each employee participating in the profit sharing plan, and currently matches, dollar for dollar, employee contributions to the 401(k) plan in an amount equal to up to 4.0% of the eligible salary of each employee participating in the 401(k) plan, for a total expected contribution of not more than 7.5% of the salary of each of the employees participating in both plans. Contributions by IRET to the profit sharing plan are subject to a vesting schedule; contributions by IRET under the 401(k) plan are fully vested when made.  IRET's contributions to these plans on behalf of employees totaled approximately $912,000, $871,000 and $598,000 in fiscal years 2013, 2012 and 2011, respectively. The increase in cost from fiscal year 2011 to fiscal year 2013 was due to growth in the number of employees during IRET's transition to internal property management.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Apr. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 15 • COMMITMENTS AND CONTINGENCIES
Ground Leases. As of April 30, 2013, the Company is a tenant under operating ground or air rights leases on twelve of its properties. The Company pays a total of approximately $500,000 per year in rent under these ground leases, which have remaining terms ranging from 2.5 to 88 years, and expiration dates ranging from October 2015 to October 2100. The Company has renewal options for six of the twelve ground leases, and rights of first offer or first refusal for the remainder.
The expected timing of ground and air rights lease payments as of April 30, 2013 is as follows:
(in thousands)
Year Ended April 30,	Lease Payments
2014	$504
2015	506
2016	478
2017	449
2018	449
Thereafter	21,667
Total	$24,053

Legal Proceedings. IRET is involved in various lawsuits arising in the normal course of business. Management believes that such matters will not have a material effect on the Company's consolidated financial statements.
Environmental Matters. It is generally IRET's policy to obtain a Phase I environmental assessment of each property that the Company seeks to acquire.  Such assessments have not revealed, nor is the Company aware of, any environmental liabilities that IRET believes would have a material adverse effect on IRET's financial position or results of operations. IRET owns properties that contain or potentially contain (based on the age of the property) asbestos or lead, or have underground fuel storage tanks. For certain of these properties, the Company estimated the fair value of the conditional asset retirement obligation and chose not to book a liability, because the amounts involved were immaterial. With respect to certain other properties, the Company has not recorded any related asset retirement obligation, as the fair value of the liability cannot be reasonably estimated, due to insufficient information. IRET believes it does not have sufficient information to estimate the fair value of the asset retirement obligations for these properties because a settlement date or range of potential settlement dates has not been specified by others, and, additionally, there are currently no plans or expectation of plans to sell or to demolish these properties, or to undertake major renovations that would require removal of the asbestos, lead and/or underground storage tanks.  These properties are expected to be maintained by repairs and maintenance activities that would not involve the removal of the asbestos, lead and/or underground storage tanks.  Also, a need for renovations caused by tenant changes, technology changes or other factors has not been identified.
Tenant Improvements.  In entering into leases with tenants, IRET may commit itself to fund improvements or build-outs of the rented space to suit tenant requirements.  These tenant improvements are typically funded at the beginning of the lease term, and IRET is accordingly exposed to some risk of loss if a tenant defaults prior to the expiration of the lease term, and the rental income that was expected to cover the cost of the tenant improvements is not received.  As of April 30, 2013, the Company is committed to fund approximately $7.5 million in tenant improvements, within approximately the next 12 months.
Purchase Options. The Company has granted options to purchase certain IRET properties to tenants in these properties, under lease agreements.  In general, the options grant the tenant the right to purchase the property at the greater of such property's appraised value or an annual compounded increase of a specified percentage of the initial cost of the property to IRET. The property cost and gross rental revenue of these properties are as follows:
2013 Annual Report

NOTE 15 • continued
	(in thousands)
		Gross Rental Revenue
Property	Investment Cost	2013	2012	2011
Billings 2300 Grant Road - Billings, MT	$2,522	$299	$291	$226
Fargo 1320 45th Street N - Fargo, ND	4,160	400	400	333
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	21,601	2,152	2,152	2,152
Missoula 3050 Great Northern - Missoula, MT	2,723	323	315	243
Sartell 2000 23rd Street South - Sartell, MN	12,716	365	868	1,209
Spring Creek American Falls- American Falls, ID	4,070	352	234	n/a
Spring Creek Boise - Boise, ID	5,075	440	293	n/a
Spring Creek Eagle - Eagle, ID	4,100	356	237	n/a
Spring Creek Meridian - Meridian, ID	7,250	624	417	n/a
Spring Creek Overland - Overland, ID	6,725	580	387	n/a
Spring Creek Soda Springs - Soda Springs, ID	2,262	196	130	n/a
Spring Creek Ustick - Meridian, ID	4,300	368	246	n/a
St. Michael Clinic - St. Michael, MN	2,851	249	248	244
Urbandale - Urbandale, IA	15,218	1,153	n/a	n/a
Winsted Industrial Building - Winsted, MN	1,054	70	32	n/a
Total	$96,627	$7,927	$6,250	$4,407

Restrictions on Taxable Dispositions.  Approximately 112 of the Company's properties, consisting of approximately 6.2 million square feet of our combined commercial segment's properties and 4,865 apartment units, are subject to restrictions on taxable dispositions under agreements entered into with some of the sellers or contributors of the properties. The real estate investment amount of these properties (net of accumulated depreciation) was approximately $855.3 million at April 30, 2013. The restrictions on taxable dispositions are effective for varying periods. The terms of these agreements generally prevent us from selling the properties in taxable transactions.  The Company does not believe that the agreements materially affect the conduct of its business or its decisions whether to dispose of restricted properties during the restriction period because the Company generally holds these and its other properties for investment purposes, rather than for sale. Historically, however, where the Company has deemed it to be in its shareholders' best interests to dispose of restricted properties, the Company has done so through transactions structured as tax-deferred transactions under Section 1031 of the Internal Revenue Code.
Redemption Value of UPREIT Units.  The limited partnership units ("UPREIT Units") of the Company's operating partnership, IRET Properties, are redeemable at the option of the holder for cash, or, at our option, for the Company's common shares of beneficial interest on a one-for-one basis, after a minimum one-year holding period.  All UPREIT Units receive the same cash distributions as those paid on common shares.  UPREIT Units are redeemable for an amount of cash per Unit equal to the average of the daily market price of an IRET common share for the ten consecutive trading days immediately preceding the date of valuation of the Unit.  As of April 30, 2013 and 2012, the aggregate redemption value of the then-outstanding UPREIT Units of the operating partnership owned by limited partners was approximately $209.7 million and $147.8 million, respectively.
Joint Venture Buy/Sell Options.  Certain of IRET's joint venture agreements contain buy/sell options in which each party under certain circumstances has the option to acquire the interest of the other party, but do not generally require that the Company buy its partners' interests. During the third quarter of fiscal year 2012, IRET acquired, in an equity transaction for $1.3 million, its joint venture partner's interest in the Company's only joint venture which allowed IRET's unaffiliated partner, at its election, to require that IRET buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. The entity will continue to be consolidated in IRET's financial statements. The Company currently has no joint ventures in which its joint venture partner can require the Company to buy the partner's interest.
Development, Expansion and Renovation Projects.  The Company has various contracts outstanding with third parties in connection with development, expansion and renovation projects that are underway or recently completed, the costs for which have been capitalized. As of April 30, 2013, contractual commitments for these projects are as follows:
2013 Annual Report

NOTE 15 • continued
First Avenue Apartment Homes, Minot, North Dakota:  In the fourth quarter of fiscal 2013, the Company substantially completed the conversion of an existing approximately 15,000 square foot commercial office building in Minot, North Dakota to a 20-unit multi-family residential property, for an estimated total cost of $3.0 million. As of April 30, 2013, the Company had incurred approximately $2.9 million of these project costs.
Arrowhead First International Bank, Minot, North Dakota:  During the first quarter of fiscal year 2013, the Company entered into an agreement with First International Bank and Trust, Watford City, North Dakota (First International) to construct an approximately 3,700 square-foot building on an outlot of the Company's Arrowhead Shopping Center in Minot, North Dakota, to be leased by First International under a 20-year lease for use as a branch bank location. The total cost of the project is estimated to be approximately $1.7 million. The building was substantially completed in the fourth quarter of fiscal year 2013. As of April 30, 2013, the Company had incurred approximately $1.6 million of these estimated project costs. Stephen Stenehjem, a member of the Company's Board of Trustees, is the President and Chairman of First International, and accordingly this transaction was reviewed and approved by the Company's Audit Committee under the Company's related party transactions approval policy, and by the Company's independent trustees.
River Ridge Apartment Homes, Bismarck, ND: During the second quarter of fiscal year 2013, the Company began construction of its 146-unit River Ridge Apartments project in Bismarck, North Dakota. River Ridge is located near IRET's Cottonwood Apartments in Bismarck, and will offer amenities including a pool, exercise facility and underground parking. The Company estimates that the total cost to construct the project will be approximately $25.8 million. Completion of the project is currently expected in the second quarter of the Company's fiscal year 2014. As of April 30, 2013, the Company had incurred approximately $13.2 million of the total estimated project costs.
Cypress Court Apartment Homes, St. Cloud, Minnesota: In August 2012, the Company entered into a joint venture agreement with a real estate development and contracting company in St. Cloud, Minnesota, to construct a two-building, 132-unit multi-family residential property in St. Cloud, Minnesota, for an estimated total project cost of $14.3 million. The Company owns approximately 79% of the joint venture entity, and the Company consolidates the joint venture's results in its financial statements; the remaining approximately 21% interest is owned by its joint venture partner. Completion of the apartment project is currently expected in the second quarter of the Company's fiscal year 2014. As of April 30, 2013, the Company had incurred approximately $6.5 million of the total estimated project costs.
Southgate Apartments, Minot, North Dakota: In January 2013, the Company entered into a joint venture agreement to construct an apartment project in Minot, North Dakota. The Company owns approximately 51% of the joint venture entity, and the Company consolidates the joint venture's results in its financial statements; the remaining approximately 49% of the joint venture entity is owned by its joint venture partner. See Note 6 for additional information on the joint venture. The project is expected to be completed in two phases, with a total of approximately 341 units. Phase I, the Landing at Southgate, consists of three approximately 36-unit buildings, and is expected to be completed in August 2013. Phase II, the Commons at Southgate, is currently expected to consist of an approximately 233-unit building to be completed in June 2014. IRET currently estimates total costs for both phases of the project at $52.2 million. As of April 30, 2013, the Company had incurred approximately $13.9 million of the total estimated project costs. The development is located near IRET's Plaza 16 property (formerly IRET Corporate Plaza) in southwest Minot.
Renaissance Heights I Apartments, Williston, North Dakota: In February 2013, the Company entered into a joint venture agreement to construct the first phase of an apartment project in Williston, North Dakota. The Company's joint venture partner in the Renaissance Heights project is also the Company's partner in its Williston Garden Apartments Project. The Company will own approximately 70% of the project, subject to final project costs, and the joint venture's results are consolidated in the Company's financial statements. The first phase of the Renaissance Heights Apartments project, consisting of five buildings with a total of 288 units, commenced construction in April 2013, with construction completion expected in September 2014. The site of the first phase of this development project is approximately 14.5 acres of an approximately 40-acre parcel of land purchased by the Company in April 2012. The total cost of this first phase of the Renaissance Heights project is estimated at $62.2 million, including the purchase price of the land. The remaining two phases of the project are expected to consist of an additional total of approximately 462 units, for a total of approximately 750 units in all three phases. This development project is

2013 Annual Report

NOTE 15 • continued
subject to various contingencies, and no assurances can be given that the project will be completed in the time frame or on the terms currently proposed, or at all.
Arcata Apartments, Golden Valley, Minnesota: In April 2013, the Company acquired approximately two acres of vacant land in Golden Valley, Minnesota for a purchase price of approximately $2.1 million. The parcel of land is located near the Company's Golden Hills Office Center. The Company has signed a development services agreement with Trammell Crow Company to develop on this parcel an approximately 165-unit apartment building. Construction is currently expected to commence in August 2013 and conclude in approximately November 2014, with a total project cost of approximately $33.4 million, including the purchase price of the land. However, the Company has not yet finalized the construction contract for the project, and the project is subject to various additional contingencies, and, accordingly, no assurances can be given that the project will be completed in the time frame or on the terms currently proposed, or at all.
Bank Office Build-to-Suit, Minot, North Dakota: In June 2013, the Company signed a lease agreement with a national bank committing the Company to develop and construct an approximately 5,000 square foot bank building in Minot, North Dakota for lease by the bank, at a projected total cost of approximately $3 million, including the cost of the land for the project, which is an approximately 1.1 acre parcel. Construction of the bank building is currently planned to commence in August 2013, with completion expected in March 2014. However, the Company is currently finalizing the construction contract for the project prior to obtaining construction bids, and the tenant in the project may terminate the project if construction costs exceed the budget agreed in the lease. Accordingly, no assurances can be given that this project will be completed in the time frame or on the terms currently proposed, or at all.

FAIR VALUE MEASUREMENTS	12 Months Ended
Apr. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 16 • FAIR VALUE MEASUREMENTS
ASC 820, Fair Value Measurement  and Disclosures defines and establishes a framework for measuring fair value.  The objective of fair value is to determine the price that would be received upon the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (the exit price). ASC 820 establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three levels, as follows:
Level 1:  Quoted prices in active markets for identical assets
Level 2:  Significant other observable inputs
Level 3:  Significant unobservable inputs
There were no transfers in and out of Level 1, Level 2 and Level 3 fair value measurements during fiscal years 2013 and 2012. Fair value estimates may be different than the amounts that may ultimately be realized upon sale or disposition of the assets and liabilities.
Fair Value Measurements on a Recurring Basis
The Company had no assets or liabilities recorded at fair value on a recurring basis at April 30, 2013 and 2012.
Fair Value Measurements on a Nonrecurring Basis
Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2013 consisted of real estate investments that were written-down to estimated fair value during fiscal year 2013. Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2012 consisted of real estate held for sale that was written-down to estimated fair value during fiscal year 2012. See Note 2 for additional information on impairment losses recognized during fiscal years 2013 and 2012. The aggregate fair value of these assets by their levels in the fair value hierarchy are as follows:
2013 Annual Report

NOTE 16 • continued

	(in thousands)
	April 30, 2013
	Total	Level 1	Level 2	Level 3
Real estate investments	$335	$0	$0	$335

	(in thousands)
	April 30, 2012
	Total	Level 1	Level 2	Level 3
Real estate held for sale	$2,067	$0	$0	$2,067

Financial Assets and Liabilities Not Measured at Fair Value
The following methods and assumptions were used to estimate the fair value of each class of financial assets and liabilities. The fair values of our financial instruments approximate their carrying amount in our consolidated financial statements except for debt.
Mortgage Loans Receivable. Fair values are based on the discounted value of future cash flows expected to be received for a loan using current rates at which similar loans would be made to borrowers with similar credit risk and the same remaining maturities. Terms are short term in nature and carrying value approximates the estimated fair value.
Cash and Cash Equivalents. The carrying amount approximates fair value because of the short maturity.
Other Investments. The carrying amount, or cost plus accrued interest, of the certificates of deposit approximates fair value.
Other Debt. The fair value of other debt is estimated based on the discounted cash flows of the loan using current market rates, which are estimated based on recent financing transactions (Level 3).
Lines of Credit.  The carrying amount approximates fair value because the variable rate debt re-prices frequently.
Mortgages Payable. For variable rate loans that re-price frequently, fair values are based on carrying values. The fair value of fixed rate loans is estimated based on the discounted cash flows of the loans using current market rates, which are estimated based on recent financing transactions (Level 3).
The estimated fair values of the Company's financial instruments as of April 30, 2013 and 2012 are as follows:
	(in thousands)
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Cash and cash equivalents	94,133	94,133	39,989	39,989
Other investments	639	639	634	634
FINANCIAL LIABILITIES
Other debt	18,076	18,156	13,875	13,973
Lines of credit	10,000	10,000	39,000	39,000
Mortgages payable	1,049,206	1,160,190	1,048,689	1,087,082

COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY	12 Months Ended
Apr. 30, 2013
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY [Abstract]
COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY
NOTE 17 • COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY
Distribution Reinvestment and Share Purchase Plan.  During fiscal years 2013 and 2012, IRET issued 5.3 million and 4.8 million common shares, respectively, pursuant to its distribution reinvestment and share purchase plan, at a total value at issuance of $43.1 million and $34.3 million, respectively. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2013 consisted of 1.5 million shares valued at issuance at $12.4 million that were issued for reinvested distributions and approximately 3.8 million shares valued at $30.7 million at issuance that were sold for voluntary cash contributions. The shares issued under the distribution reinvestment and share purchase plan during fiscal year 2012 consisted of 1.5 million shares valued at issuance at $10.8 million that were issued for reinvested distributions and approximately 3.3 million shares valued at $23.5 million at issuance that were sold for voluntary cash contributions. IRET's distribution reinvestment plan is available to common shareholders of IRET and all limited partners of IRET Properties. Under the distribution reinvestment plan, shareholders or limited partners may elect to have all or a portion of their distributions used to purchase additional IRET common shares, and may elect to make voluntary cash contributions for the purchase of IRET common shares, at a discount (currently 3%) from the market price.
Conversion of Units to Common Shares.  During fiscal years 2013 and 2012, respectively, approximately 317,000 and 759,000 Units were converted to common shares, with a total value of $1.6 million and $3.5 million included in equity.
Issuance of Common and Preferred Shares.  On April 5, 2013, the Company completed the public offering of approximately 6.0 million common shares of beneficial interest at a public offering price of $9.25 per share, for net proceeds of approximately $53.0 million after underwriting discounts and estimated offering expenses. The Company contributed the net proceeds from the sale of common shares to the Operating Partnership for general business purposes, including the acquisition and development of income-producing real estate properties and debt repayment. The common shares were registered under a shelf registration statement declared effective on May 4, 2010, and which expired on May 4, 2013.
On August 7, 2012, the Company completed the public offering of 4.6 million Series B Cumulative Redeemable Preferred Shares of Beneficial Interest ("Series B preferred shares") at a price of $25.00 per share for net proceeds of approximately $111.2 million after underwriting discounts and estimated offering expenses.  These shares are nonvoting and redeemable for cash at $25.00 per share at the Company's option on or after August 7, 2017. Holders of these shares are entitled to cumulative distributions, payable quarterly (as and if declared by the Board of Trustees). Distributions accrue at an annual rate of $1.9875 per share, which is equal to 7.95% of the $25.00 per share liquidation preference ($115 million liquidation preference in the aggregate).  The Company contributed the net proceeds from the sale to the Operating Partnership for general business purposes, including the acquisition and development of income-producing real estate properties and debt repayment, in exchange for 4.6 million Series B preferred units, which carry terms that are substantially the same as the Series B preferred shares. On August 7, 2012, the Operating Partnership used a portion of the proceeds of the offering of Series B preferred shares to repay $34.5 million in borrowings under its multi-bank line of credit, reducing outstanding borrowings under the line of credit from $44.5 million to $10.0 million. The Series B preferred shares were registered under a shelf registration statement declared effective on July 12, 2012. This currently-effective shelf has a remaining unused capacity of $35 million.
In addition to the 4.6 million Series B preferred shares outstanding, the Company also has outstanding approximately 1.2 million shares of 8.25% Series A Cumulative Redeemable Preferred Shares of Beneficial Interest, issued during the Company's fiscal year 2004 for total proceeds of $27.3 million, net of selling costs. Holders of the Company's Series A preferred shares are entitled to receive dividends at an annual rate of 8.25% of the liquidation preference of $25 per share, or $2.0625 per share per annum. These dividends are cumulative and payable quarterly in arrears. The shares are not convertible into or exchangeable for any other property or any other securities of the Company at the election of the holders. However, the Company, at its option, may redeem the shares at a redemption price of $25.00 per share, plus any accrued and unpaid dividends through the date of redemption. The shares have no maturity date and will remain outstanding indefinitely unless redeemed by the Company.
During fiscal year 2013, IRET issued 300,000 common shares at a weighted average price per share of $7.24 under its ATM equity program with BMO Capital Markets Corp. as sales agent, for net proceeds (before offering expenses but after underwriting discounts and commissions) of $2.1 million, used for general corporate purposes including the acquisition and development of investment properties. On April 1, 2013 the Company terminated this ATM equity program, and the Company currently has no ATM equity program in place.

QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)	12 Months Ended
Apr. 30, 2013
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
NOTE 18 • QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited)
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2012	October 31, 2012	January 31, 2013	April 30, 2013
Revenues	$60,975	$63,901	$65,221	$66,272
Net income attributable to Investors Real Estate Trust	$1,679	$8,512	$5,324	$10,015
Net income available to common shareholders	$1,086	$5,634	$2,445	$7,136
Net income per common share - basic & diluted	$.01	$.06	$.03	$.07

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2011	October 31, 2011	January 31, 2012	April 30, 2012
Revenues	$58,127	$59,166	$59,516	$59,158
Net income attributable to Investors Real Estate Trust	$1,421	$1,285	$2,127	$3,379
Net income (loss) available to common shareholders	$828	$692	$1,534	$2,786
Net income (loss) per common share - basic & diluted	$.01	$.01	$.02	$.03
The above financial information is unaudited. In the opinion of management, all adjustments (which are of a normal recurring nature) have been included for a fair presentation.

REDEEMABLE NONCONTROLLING INTERESTS	12 Months Ended
Apr. 30, 2013
REDEEMABLE NONCONTROLLING INTERESTS [Abstract]
REDEEMABLE NONCONTROLLING INTERESTS
NOTE 19 • REDEEMABLE NONCONTROLLING INTERESTS
Redeemable noncontrolling interests on our Consolidated Balance Sheets represent the noncontrolling interest in a joint venture of the Company in which the Company's unaffiliated partner, at its election, could require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our Consolidated Balance Sheets. The Company acquired this interest from its joint venture partner in the third quarter of fiscal year 2012. The Company had no redeemable noncontrolling interests during the fiscal year ended April 30, 2013. As of April 30, 2012 and 2011, the estimated redemption value of the redeemable noncontrolling interests was $0 and $987,000, respectively.  Below is a table reflecting the activity of the redeemable noncontrolling interests.
	(in thousands)
	2012	2011
Balance at beginning of fiscal year	$987	$1,812
Net income (loss)	12	(13)
Net distributions	(27)	(442)
Mark-to-market adjustments	35	(370)
Acquisition of joint venture partner's interest	(1,007)	0
Balance at close of fiscal year	$0	$987

STOCK BASED COMPENSATION	12 Months Ended
Apr. 30, 2013
STOCK BASED COMPENSATION
STOCK BASED COMPENSATION [Text Block]
NOTE 20 • STOCK BASED COMPENSATION
The Company maintains a long-term incentive plan that allows for stock-based awards to officer and non-officer employees of the Company. Stock based awards are provided to officers, non-officer employees and trustees, under the Company's 2008 Incentive Award Plan approved by shareholders on September 16, 2008, which allows for awards in the form of cash and awards of unrestricted and restricted common shares, up to an aggregate of 2,000,000 shares over the ten year period in which the plan will be in effect. Through April 30, 2013, awards under the 2008 Incentive Award Plan have consisted of cash awards and grants of unrestricted common shares. No grants of restricted shares have been made under the 2008 Incentive Award Plan.
In fiscal year 2012, the Company's Compensation Committee conducted an extensive review of the Company's executive compensation philosophy, resulting in a new long-term incentive ("LTIP") plan, which was approved by the Compensation Committee and the Company's independent trustees on June 1, 2012, effective as of May 1, 2012.
2013 Annual Report

NOTE 20 • continued
Under the LTIP, executives are provided the opportunity to earn awards, payable 50% in unrestricted shares and 50% in restricted shares, based on achieving one or more performance objectives within a one-year performance period (with the performance period for fiscal year 2013 commencing on May 1, 2012 and concluding on April 30, 2013). LTIP performance is evaluated based on the following objective performance goal: Three-Year Average Annual Total Shareholder Return ("TSR"), which means the average of the Annual Total Shareholder Return for common shares in each of the three consecutive fiscal years ending with and including the performance period. "Annual Total Shareholder Return," and "Three-Year Average Annual Total Shareholder Return," have the meanings set forth in the LTIP. The unrestricted shares vest immediately at the end of the one-year performance period, and the restricted shares vest on the one year anniversary of the award date.
Trustee Awards
We award share based compensation to our trustees on an annual basis in the form of unrestricted shares which vest immediately. The value of share-based compensation for each trustee was $15,975, $7,560 and $8,650 for each of the years ended April 2013, 2012, and 2011, respectively.
Total Compensation Expense
Total compensation expense recognized in the consolidated financial statements for the three years ended April 30, 2013 for all share based awards, was as follows (in thousands):
	Year Ended April 30,
	2013	2012	2011
Stock-based compensation expense	$0	$332,000	$404,000

SUBSEQUENT EVENTS	12 Months Ended
Apr. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 21 • SUBSEQUENT EVENTS
Common and Preferred Share Distributions. On July 1, 2013, the Company paid a distribution of 51.56 cents per share on the Company's Series A Cumulative Redeemable Preferred Shares, to preferred shareholders of record on June 14, 2013. On July 1, 2013, the Company paid a distribution of 49.68 cents per share on the Company's Series B Cumulative Redeemable Preferred Shares, to preferred shareholders of record on June 14, 2013. On July 1, 2013, the Company paid a distribution of 13.00 cents per share on the Company's common shares of beneficial interest, to common shareholders and UPREIT unitholders of record on June 14, 2013.
Completed Acquisitions and Dispositions.  Subsequent to the end of fiscal year 2013, on May 1, 2013, the Company closed on its acquisition of a 71-unit multi-family residential property in Rapid City, South Dakota, for a purchase price totaling $6.2 million, of which approximately $2.9 million was paid in cash and the remainder in limited partnership units of the Operating Partnership valued at approximately $3.3 million. On May 21, 2013, the Company closed on its acquisition of an approximately 0.69-acre parcel of land in Minot, North Dakota for a purchase price of approximately $171,000. The purchase price accounting is incomplete for the acquisitions that closed subsequent to the end of fiscal year 2013.
On May 13, 2013, the Company sold four industrial properties: Bodycote Industrial Building in Eden Prairie, Minnesota; Metal Improvement Company in New Brighton, Minnesota; Roseville 2929 Long Lake Road in Roseville, Minnesota and Fargo 1320 45th Street N in Fargo, North Dakota for a total sale price of $19.5 million. On May 14, 2013, the Company sold a retail property in Eagan, Minnesota, for a sale price of $2.3 million.
Pending Acquisitions.  Subsequent to the end of fiscal year 2013, the Company signed purchase agreements to acquire the following properties; all of these pending acquisitions are subject to various closing conditions and contingencies, and no assurances can be given that any of these acquisitions will be completed:
•
A multi-family residential property in Grand Forks, North Dakota with 96 units, for a purchase price of $10.6 million, of which approximately $560,000 would be paid through the issuance of limited partnership units of the Operating Partnership with the remainder in cash and

•	An approximately 9-acre parcel of vacant land in Jamestown, North Dakota for a purchase of approximately $700,000 to be paid in cash.
Pending Dispositions.  The Company has signed agreements to sell the following properties; all of these pending dispositions are subject to various closing conditions and contingencies, and no assurances can be given that any or all of these transactions will be completed on the terms currently expected, or at all:
•	the Company's 121,669-square foot Bloomington Business Plaza commercial office property in Bloomington, Minnesota for a sale price of $4.5 million;
•	the 322,751-square foot Brooklyn Park 7401 Boone Avenue commercial industrial property in Brooklyn Park, Minnesota for a sale price of $12.8 million;
•	the 50,400-square foot Cedar Lake Business Center commercial industrial property in St. Louis Park, Minnesota for a sale price of $2.6 million;
•	the 118,125-square foot Nicollett VII commercial office property in Burnsville, Minnesota for a sale price of $7.2 million;
•	the 42,929-square foot Pillsbury Business Center commercial office property in Bloomington, Minnesota for a sale price of $1.3 million;
•	the 42,510-square foot Clive 2075 NW 94th Street commercial industrial property in Clive, Iowa for a sale price of $2.7 million and
•	the 606,006-square foot Dixon Avenue Industrial Park commercial industrial property in Des Moines, Iowa for a sale price of $14.7 million.
Registration Statement.  On June 27, 2013, the Company filed a registration statement with the Securities and Exchange Commission to enable the Company to offer and sell, from time to time, in one or more offerings, an indeterminate amount of its common and preferred shares of beneficial interest and debt securities.

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION	12 Months Ended
Apr. 30, 2013
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION [Abstract]
SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential
11th Street 3 Plex - Minot, ND	$90	$11	$53	$12	$16	$60	$76	$(8)	2008	40 years
4th Street 4 Plex - Minot, ND	104	15	74	21	23	87	110	(11)	2008	40 years
Apartments on Main - Minot, ND	688	158	1,123	24	179	1,126	1,305	(164)	1987	24-40 years
Arbors - S Sioux City, NE	4,000	350	6,625	1,281	614	7,642	8,256	(1,522)	2006	40 years
Ashland - Grand Forks, ND	5,710	741	7,569	46	756	7,600	8,356	(247)	2012	40 years
Boulder Court - Eagan, MN	3,231	1,067	5,498	2,596	1,293	7,868	9,161	(2,007)	2003	40 years
Brookfield Village - Topeka, KS	5,385	509	6,698	1,269	635	7,841	8,476	(1,957)	2003	40 years
Brooklyn Heights - Minot, ND	800	145	1,450	785	206	2,174	2,380	(804)	1997	12-40 years
Campus Center - St. Cloud, MN	1,280	395	2,244	171	400	2,410	2,810	(388)	2007	40 years
Campus Heights - St. Cloud, MN	0	110	628	72	122	688	810	(113)	2007	40 years
Campus Knoll - St. Cloud, MN	853	266	1,512	96	273	1,601	1,874	(263)	2007	40 years
Campus Plaza - St. Cloud, MN(1)	0	54	311	45	59	351	410	(59)	2007	40 years
Campus Side - St. Cloud, MN(1)	0	107	615	85	116	691	807	(115)	2007	40 years
Campus View - St. Cloud, MN(1)	0	107	615	79	111	690	801	(112)	2007	40 years
Canyon Lake - Rapid City, SD	2,942	305	3,958	1,009	361	4,911	5,272	(1,357)	2001	40 years
Castlerock - Billings, MT	6,773	736	4,864	1,816	961	6,455	7,416	(2,267)	1998	40 years
Chateau I - Minot, ND	0	61	5,663	326	61	5,989	6,050	(359)	2013	40 years
Cimarron Hills - Omaha, NE	4,879	706	9,588	4,128	1,279	13,143	14,422	(3,948)	2001	40 years
Colonial Villa - Burnsville, MN	6,461	2,401	11,515	4,259	2,797	15,378	18,175	(3,941)	2003	40 years
Colony - Lincoln, NE	13,817	1,515	15,731	107	1,526	15,827	17,353	(365)	2012	40 years
Colton Heights - Minot, ND	450	80	672	392	114	1,030	1,144	(697)	1984	40 years
Cornerstone - St. Cloud, MN(1)	0	54	311	48	55	358	413	(60)	2007	40 years
Cottage West Twin Homes - Sioux Falls, SD	3,704	968	3,762	320	991	4,059	5,050	(155)	2011	40 years
Cottonwood - Bismarck, ND	16,007	1,056	17,372	2,969	1,345	20,052	21,397	(5,812)	1997	40 years
Country Meadows - Billings, MT	6,790	491	7,809	1,210	534	8,976	9,510	(3,241)	1995	33-40 years
Crestview - Bismarck, ND	3,990	235	4,290	1,422	494	5,453	5,947	(2,571)	1994	24-40 years
Crown - Rochester, MN	2,687	261	3,289	171	266	3,455	3,721	(270)	2010	40 years
Crown Colony - Topeka, KS	8,350	620	9,956	2,010	817	11,769	12,586	(3,897)	1999	40 years
East Park - Sioux Falls, SD	0	115	2,405	728	156	3,092	3,248	(921)	2002	40 years
Evergreen - Isanti, MN	2,049	380	2,740	64	380	2,804	3,184	(324)	2008	40 years
Evergreen II - Isanti, MN	2,148	691	2,784	9	691	2,793	3,484	(117)	2011	40 years
Fairmont - Minot, ND	356	28	337	51	53	363	416	(48)	2008	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
First Avenue - Minot, ND	$0	$0	$2,677	$232	$0	$2,909	$2,909	$(3)	2013	40 years
Forest Park - Grand Forks, ND	7,816	810	5,579	6,554	1,365	11,578	12,943	(4,462)	1993	24-40 years
Gables Townhomes - Sioux Falls, SD	1,499	349	1,921	134	366	2,038	2,404	(79)	2011	40 years
Grand Gateway - St. Cloud, MN	5,580	814	7,086	353	909	7,344	8,253	(256)	2012	40 years
Greenfield - Omaha, NE	3,642	578	4,122	586	775	4,511	5,286	(641)	2007	40 years
Heritage Manor - Rochester, MN	4,198	403	6,968	2,422	480	9,313	9,793	(3,206)	1998	40 years
Indian Hills - Sioux City, IA(1)	0	294	2,921	3,309	375	6,149	6,524	(944)	2007	40 years
Kirkwood Manor - Bismarck, ND	3,361	449	2,725	1,443	546	4,071	4,617	(1,528)	1997	12-40 years
Lakeside Village - Lincoln, NE	13,625	1,215	15,837	88	1,216	15,924	17,140	(365)	2012	40 years
Lancaster - St. Cloud, MN	762	289	2,899	981	451	3,718	4,169	(1,329)	2000	40 years
Landmark - Grand Forks, ND	1,700	184	1,514	904	277	2,325	2,602	(896)	1997	40 years
Legacy - Grand Forks, ND	16,222	1,362	21,727	5,870	2,080	26,879	28,959	(8,591)	1995-2005	24-40 years
Mariposa - Topeka, KS	3,022	399	5,110	392	422	5,479	5,901	(1,185)	2004	40 years
Meadows - Jamestown, ND(1)	0	590	4,519	1,200	653	5,656	6,309	(1,811)	1998	40 years
Monticello Village - Monticello, MN	2,886	490	3,756	435	621	4,060	4,681	(1,016)	2004	40 years
North Pointe - Bismarck, ND	3,478	303	3,957	469	336	4,393	4,729	(1,206)	1995-2011	24-40 years
Northern Valley - Rochester, MN	0	110	610	64	119	665	784	(54)	2010	40 years
Oakmont Estates - Sioux Falls, SD	2,524	423	4,838	450	515	5,196	5,711	(1,464)	2002	40 years
Oakwood Estates - Sioux Falls, SD	4,107	543	2,784	4,134	767	6,694	7,461	(2,830)	1993	40 years
Olympic Village - Billings, MT	10,955	1,164	10,441	2,563	1,624	12,544	14,168	(4,061)	2000	40 years
Olympik Village - Rochester, MN	4,610	1,034	6,109	1,493	1,154	7,482	8,636	(1,612)	2005	40 years
Oxbow Park - Sioux Falls, SD	4,011	404	3,152	2,468	563	5,461	6,024	(2,446)	1994	24-40 years
Park Meadows - Waite Park, MN	8,581	1,143	9,099	4,406	1,545	13,103	14,648	(5,283)	1997	40 years
Pebble Springs - Bismarck, ND	792	7	748	132	44	843	887	(299)	1999	40 years
Pinehurst - Billings, MT	279	72	687	229	77	911	988	(245)	2002	40 years
Pines - Minot, ND	128	35	215	181	49	382	431	(121)	1997	40 years
Plaza - Minot, ND	5,602	867	12,784	2,246	986	14,911	15,897	(1,635)	2009	40 years
Pointe West - Rapid City, SD	2,731	240	3,538	1,453	363	4,868	5,231	(2,095)	1994	24-40 years
Ponds at Heritage Place - Sartell, MN	4,045	395	4,564	105	395	4,669	5,064	(73)	2012	40 years
Prairie Winds - Sioux Falls, SD	1,464	144	1,816	436	226	2,170	2,396	(1,107)	1993	24-40 years
Quarry Ridge - Rochester, MN	11,599	1,312	13,362	964	1,347	14,291	15,638	(2,385)	2006	40 years
Quarry Ridge II - Rochester, MN	0	942	16,677	19	942	16,696	17,638	(385)	2012	40 years
Regency Park Estates - St. Cloud, MN	6,966	702	10,198	638	723	10,815	11,538	(474)	2011	40 years
Ridge Oaks - Sioux City, IA	3,466	178	4,073	2,017	272	5,996	6,268	(1,883)	2001	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Multi-Family Residential - continued
Rimrock West - Billings, MT	$3,392	$330	$3,489	$1,413	$431	$4,801	$5,232	$(1,483)	1999	40 years
Rocky Meadows - Billings, MT	5,260	656	5,726	996	767	6,611	7,378	(2,756)	1995	40 years
Rum River - Isanti, MN	3,677	843	4,823	105	848	4,923	5,771	(749)	2007	40 years
Sherwood - Topeka, KS	12,534	1,142	14,684	2,729	1,590	16,965	18,555	(5,699)	1999	40 years
Sierra Vista - Sioux Falls, SD	1,450	241	2,097	322	251	2,409	2,660	(129)	2011	40 years
South Pointe - Minot, ND	8,954	550	9,548	2,351	1,305	11,144	12,449	(4,802)	1995	24-40 years
Southview - Minot, ND	1,082	185	469	314	236	732	968	(313)	1994	24-40 years
Southwind - Grand Forks, ND	5,719	400	5,034	2,627	719	7,342	8,061	(3,037)	1995	24-40 years
Summit Park - Minot, ND	1,110	161	1,898	1,145	292	2,912	3,204	(1,064)	1997	24-40 years
Sunset Trail - Rochester, MN	8,259	336	12,814	2,322	536	14,936	15,472	(4,572)	1999	40 years
Sycamore Village - Sioux Falls, SD	0	101	1,317	470	152	1,736	1,888	(536)	2002	40 years
Temple - Minot, ND	81	0	0	228	0	228	228	(42)	2006	40 years
Terrace Heights - Minot, ND	185	29	312	83	40	384	424	(153)	2006	40 years
Thomasbrook - Lincoln, NE	6,076	600	10,306	2,871	1,151	12,626	13,777	(3,943)	1999	40 years
University Park Place - St. Cloud, MN(1)	0	78	450	73	80	521	601	(81)	2007	40 years
Valley Park - Grand Forks, ND	3,946	294	4,137	2,674	533	6,572	7,105	(2,178)	1999	40 years
Villa West - Topeka, KS	12,446	1,590	15,760	80	1,595	15,835	17,430	(393)	2012	40 years
Village Green - Rochester, MN	1,237	234	2,296	619	357	2,792	3,149	(728)	2003	40 years
West Stonehill - Waite Park, MN	8,783	939	10,167	4,654	1,378	14,382	15,760	(6,424)	1995	40 years
Westridge - Minot, ND	1,716	68	1,887	90	74	1,971	2,045	(250)	2008	40 years
Westwood Park - Bismarck, ND	2,012	116	1,909	1,673	260	3,438	3,698	(1,204)	1998	40 years
Whispering Ridge - Omaha, NE	22,000	2,139	25,424	0	2,139	25,424	27,563	(82)	2012	40 years
Williston Garden - Williston, ND	13,523	1,400	17,712	0	1,400	17,712	19,112	(704)	2012	40 years
Winchester - Rochester, MN	3,028	748	5,622	1,597	1,003	6,964	7,967	(1,839)	2003	40 years
Woodridge - Rochester, MN	6,560	370	6,028	1,754	485	7,667	8,152	(3,103)	1997	40 years
Total Multi-Family Residential	$376,225	$46,532	$504,983	$108,181	$57,889	$601,807	$659,696	$(140,354)

Commercial Office
1st Avenue Building - Minot, ND	$0	$30	$80	$(41)	$33	$36	$69	$245	1981	33-40 years
2030 Cliff Road - Eagan, MN	967	146	835	90	158	913	1,071	(273)	2001	40 years
610 Business Center IV - Brooklyn Park, MN	7,011	975	5,542	2,886	980	8,423	9,403	(1,711)	2007	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
7800 West Brown Deer Road - Milwaukee, WI	$10,709	$1,455	$8,756	$2,333	$1,475	$11,069	$12,544	$(3,233)	2003	40 years
American Corporate Center - Mendota Heights, MN	8,909	893	16,768	3,908	893	20,676	21,569	(7,763)	2002	40 years
Ameritrade - Omaha, NE	2,831	327	7,957	65	327	8,022	8,349	(2,813)	1999	40 years
Benton Business Park - Sauk Rapids, MN	560	188	1,261	86	188	1,347	1,535	(359)	2003	40 years
Bismarck 715 East Broadway - Bismarck, ND	2,218	389	1,283	1,126	443	2,355	2,798	(287)	2008	40 years
Bloomington Business Plaza - Bloomington, MN	0	1,300	6,106	1,625	1,313	7,718	9,031	(2,357)	2001	40 years
Brenwood - Minnetonka, MN	5,250	1,641	12,138	3,547	1,650	15,676	17,326	(4,964)	2002	40 years
Brook Valley I - La Vista, NE	1,301	347	1,671	81	347	1,752	2,099	(355)	2005	40 years
Burnsville Bluffs II - Burnsville, MN	1,719	300	2,154	976	374	3,056	3,430	(1,236)	2001	40 years
Cold Spring Center - St. Cloud, MN	5,661	588	7,808	1,092	727	8,761	9,488	(2,913)	2001	40 years
Corporate Center West - Omaha, NE	17,315	3,880	17,509	957	4,167	18,179	22,346	(2,975)	2006	40 years
Crosstown Centre - Eden Prairie, MN	13,211	2,884	14,569	2,473	2,919	17,007	19,926	(3,660)	2004	40 years
Dewey Hill Business Center - Edina, MN	0	985	3,507	904	995	4,401	5,396	(1,643)	2000	40 years
Farnam Executive Center - Omaha, NE	12,160	2,188	11,404	0	2,188	11,404	13,592	(1,889)	2006	40 years
Flagship - Eden Prairie, MN	21,565	1,899	21,638	1,424	2,094	22,867	24,961	(4,125)	2006	40 years
Gateway Corporate Center - Woodbury, MN	8,700	1,637	7,763	1,065	1,675	8,790	10,465	(1,453)	2006	40 years
Golden Hills Office Center - Golden Valley, MN	17,988	3,018	18,544	3,639	3,018	22,183	25,201	(7,236)	2003	40 years
Great Plains - Fargo, ND	0	126	15,240	111	126	15,351	15,477	(5,232)	1997	40 years
Highlands Ranch I - Highlands Ranch, CO	8,221	2,268	8,362	427	2,268	8,789	11,057	(1,549)	2006	40 years
Highlands Ranch II - Highlands Ranch, CO	7,898	1,437	9,549	1,527	1,437	11,076	12,513	(2,659)	2004	40 years
Interlachen Corporate Center - Edina, MN	8,857	1,650	14,983	2,395	1,668	17,360	19,028	(4,990)	2001	40 years
Intertech Building - Fenton, MO	4,418	2,130	3,968	1,275	2,165	5,208	7,373	(696)	2007	40 years
Mendota Office Center I - Mendota Heights, MN	3,836	835	6,169	853	835	7,022	7,857	(2,161)	2002	40 years
Mendota Office Center II - Mendota Heights, MN	5,668	1,121	10,085	1,501	1,121	11,586	12,707	(4,185)	2002	40 years
Mendota Office Center III - Mendota Heights, MN	3,895	970	5,734	697	970	6,431	7,401	(1,888)	2002	40 years
Mendota Office Center IV - Mendota Heights, MN	4,631	1,070	7,635	578	1,070	8,213	9,283	(2,716)	2002	40 years
Minnesota National Bank - Duluth, MN	781	287	1,454	174	288	1,627	1,915	(352)	2004	40 years
Minot 2505 16th Street SW - Minot, ND(1)	0	298	1,724	296	298	2,020	2,318	(164)	2009	40 years
Miracle Hills One - Omaha, NE	8,895	1,974	10,117	1,450	2,120	11,421	13,541	(2,446)	2006	40 years
Nicollett VII - Burnsville, MN	0	429	6,931	410	436	7,334	7,770	(2,181)	2001	40 years
Northgate I - Maple Grove, MN	5,163	1,062	6,358	990	1,235	7,175	8,410	(1,637)	2004	40 years
Northgate II - Maple Grove, MN	939	359	1,944	284	403	2,184	2,587	(744)	1999	40 years
Northpark Corporate Center - Arden Hills, MN	12,332	2,034	14,584	1,585	2,034	16,169	18,203	(3,104)	2006	40 years
Omaha 10802 Farnam Dr - Omaha, NE	5,297	2,462	4,374	392	2,818	4,410	7,228	(269)	2010	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Office - continued
Pacific Hills - Omaha, NE	$16,770	$4,220	$11,988	$2,179	$4,507	$13,880	$18,387	$(2,604)	2006	40 years
Pillsbury Business Center - Bloomington, MN	0	284	1,556	171	299	1,712	2,011	(551)	2001	40 years
Plaza 16 - Minot, ND	7,434	389	5,444	3,843	591	9,085	9,676	(1,291)	2009	40 years
Plaza VII - Boise, ID	993	300	3,058	478	351	3,485	3,836	(1,027)	2003	40 years
Plymouth 5095 Nathan Lane - Plymouth, MN	1,215	604	1,253	83	636	1,304	1,940	(190)	2007	40 years
Plymouth I - Plymouth, MN	1,157	530	1,133	65	530	1,198	1,728	(274)	2004	40 years
Plymouth II - Plymouth, MN	1,157	367	1,264	40	367	1,304	1,671	(305)	2004	40 years
Plymouth III - Plymouth, MN	1,425	507	1,495	365	507	1,860	2,367	(490)	2004	40 years
Plymouth IV & V - Plymouth, MN	6,875	1,336	12,693	2,141	1,338	14,832	16,170	(4,771)	2001	40 years
Prairie Oak Business Center - Eden Prairie, MN	3,304	531	4,069	1,852	764	5,688	6,452	(1,904)	2003	40 years
Rapid City 900 Concourse Drive - Rapid City, SD	1,171	285	6,600	736	514	7,107	7,621	(2,275)	2000	40 years
Riverport - Maryland Heights, MO	19,690	1,891	18,982	554	1,917	19,510	21,427	(3,285)	2006	40 years
Southeast Tech Center - Eagan, MN	1,691	560	5,496	419	569	5,906	6,475	(2,133)	1999	40 years
Spring Valley IV - Omaha, NE	775	178	916	60	186	968	1,154	(212)	2005	40 years
Spring Valley V - Omaha, NE	852	212	1,123	251	240	1,346	1,586	(295)	2005	40 years
Spring Valley X - Omaha, NE	790	180	1,024	60	189	1,075	1,264	(212)	2005	40 years
Spring Valley XI - Omaha, NE	775	143	1,094	36	151	1,122	1,273	(218)	2005	40 years
Superior Office Building - Duluth, MN	1,174	336	2,200	83	336	2,283	2,619	(526)	2004	40 years
TCA Building - Eagan, MN	7,080	627	8,571	911	684	9,425	10,109	(2,616)	2003	40 years
Three Paramount Plaza - Bloomington, MN(1)	0	1,261	6,149	1,755	1,298	7,867	9,165	(2,539)	2002	40 years
Thresher Square - Minneapolis, MN	0	1,094	10,026	1,643	1,104	11,659	12,763	(3,648)	2002	40 years
Timberlands - Leawood, KS	13,155	2,375	12,218	1,405	2,495	13,503	15,998	(2,603)	2006	40 years
UHC Office - International Falls, MN	995	119	2,366	80	119	2,446	2,565	(586)	2004	40 years
US Bank Financial Center - Bloomington, MN	13,425	3,117	13,350	610	3,119	13,958	17,077	(2,894)	2005	40 years
Viromed - Eden Prairie, MN	324	666	4,197	1	666	4,198	4,864	(1,491)	1999	40 years
Wells Fargo Center - St Cloud, MN	6,206	869	8,373	1,448	869	9,821	10,690	(2,087)	2005	40 years
West River Business Park - Waite Park, MN	560	235	1,195	50	235	1,245	1,480	(322)	2003	40 years
Westgate - Boise, ID	4,125	1,000	10,618	1,921	1,000	12,539	13,539	(3,573)	2003	40 years
Whitewater Plaza - Minnetonka, MN	3,830	530	4,860	850	577	5,663	6,240	(1,774)	2002	40 years
Wirth Corporate Center - Golden Valley, MN	3,539	970	7,659	911	971	8,569	9,540	(2,568)	2002	40 years
Woodlands Plaza IV - Maryland Heights, MO	4,360	771	4,609	1,441	837	5,984	6,821	(1,033)	2006	40 years
Total Commercial Office	$343,753	$72,069	$472,083	$69,623	$75,222	538,553	$613,775	$(138,270)
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Commercial Healthcare
2800 Medical Building - Minneapolis, MN	$5,399	$204	$7,135	$2,191	$229	$9,301	$9,530	$(2,343)	2005	40 years
2828 Chicago Avenue - Minneapolis, MN	8,379	726	11,319	5,627	729	16,943	17,672	(2,764)	2007	40 years
Airport Medical - Bloomington, MN	1,083	0	4,678	0	0	4,678	4,678	(1,497)	2002	40 years
Barry Pointe Office Park - Kansas City, MO	1,435	384	2,366	103	392	2,461	2,853	(398)	2007	40 years
Billings 2300 Grant Road - Billings, MT	1,645	649	1,216	0	649	1,216	1,865	(85)	2010	40 years
Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN	8,445	1,071	6,842	1,523	1,071	8,365	9,436	(1,054)	2008	40 years
Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN	5,287	189	5,127	768	189	5,895	6,084	(741)	2008	40 years
Casper 1930 E 12th Street (Park Place) - Casper, WY(1)	0	439	5,780	162	439	5,942	6,381	(530)	2009	40 years
Casper 3955 E 12th Street (Meadow Wind) - Casper, WY(1)	0	388	10,494	25	388	10,519	10,907	(775)	2009	40 years
Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY(1)	0	628	10,272	260	629	10,531	11,160	(903)	2009	40 years
Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY(1)	0	695	7,455	40	695	7,495	8,190	(639)	2009	40 years
Denfeld Clinic - Duluth, MN	1,656	501	2,597	1	501	2,598	3,099	(588)	2004	40 years
Eagan 1440 Duckwood Medical - Eagan, MN	1,811	521	1,547	519	521	2,066	2,587	(447)	2008	40 years
Edgewood Vista - Belgrade, MT	0	35	779	5	35	784	819	(100)	2008	40 years
Edgewood Vista - Billings, MT	1,905	115	1,767	7	115	1,774	1,889	(231)	2008	40 years
Edgewood Vista - Bismarck, ND	0	511	9,193	114	511	9,307	9,818	(1,758)	2005	40 years
Edgewood Vista - Brainerd, MN	0	587	8,999	54	587	9,053	9,640	(1,721)	2005	40 years
Edgewood Vista - Columbus, NE(1)	0	43	824	3	44	826	870	(106)	2008	40 years
Edgewood Vista - East Grand Forks, MN	2,902	290	1,352	15	290	1,367	1,657	(177)	2000	40 years
Edgewood Vista - Fargo, ND	12,877	775	20,870	9	775	20,879	21,654	(2,674)	2008	40 years
Edgewood Vista - Fremont, NE	593	56	490	42	56	532	588	(153)	2008	40 years
Edgewood Vista - Grand Island, NE(1)	0	33	773	30	39	797	836	(100)	2008	40 years
Edgewood Vista - Hastings, NE	611	49	517	44	50	560	610	(167)	2008	40 years
Edgewood Vista - Hermantown I, MN	16,382	288	9,871	1,514	288	11,385	11,673	(3,304)	2000	40 years
Edgewood Vista - Hermantown II, MN	0	719	10,517	33	719	10,550	11,269	(2,009)	2005	40 years
Edgewood Vista - Kalispell, MT	613	70	502	603	70	1,105	1,175	(211)	2001	40 years
Edgewood Vista - Minot, ND	9,470	1,045	11,590	70	1,047	11,658	12,705	(714)	2010	40 years
Edgewood Vista - Missoula, MT	870	109	854	72	116	919	1,035	(359)	1996	40 years
Edgewood Vista - Norfolk, NE(1)	0	42	722	7	42	729	771	(93)	2008	40 years
Edgewood Vista - Omaha, NE	387	89	547	42	89	589	678	(171)	2001	40 years
Edgewood Vista - Sioux Falls, SD	1,091	314	974	12	314	986	1,300	(128)	2008	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period					Life on which depreciation in latest income statement is computed
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition
Commercial Healthcare - continued
Edgewood Vista - Spearfish, SD	$0	$315	$8,584	$65	$330	$8,634	$8,964	$(1,271)	2005	40 years
Edgewood Vista - Virginia, MN	13,932	246	11,823	115	246	11,938	12,184	(3,056)	2002	40 years
Edina 6363 France Medical - Edina, MN	10,000	0	12,675	1,762	0	14,437	14,437	(2,458)	2008	40 years
Edina 6405 France Medical - Edina, MN	8,782	0	12,201	41	0	12,242	12,242	(2,097)	2008	40 years
Edina 6517 Drew Avenue - Edina, MN	1,133	353	660	529	372	1,170	1,542	(460)	2002	40 years
Edina 6525 Drew Avenue - Edina, MN	0	388	117	0	388	117	505	(4)	2011	40 years
Edina 6525 France SMC II - Edina, MN	10,170	755	8,054	6,018	1,040	13,787	14,827	(5,226)	2003	40 years
Edina 6545 France SMC I - Edina MN	30,786	3,480	30,743	12,464	3,480	43,207	46,687	(14,411)	2001	40 years
Fresenius - Duluth, MN	716	50	1,520	2	50	1,522	1,572	(344)	2004	40 years
Garden View - St. Paul, MN	1,320	0	7,408	709	12	8,105	8,117	(2,217)	2002	40 years
Gateway Clinic - Sandstone, MN	959	66	1,699	0	66	1,699	1,765	(384)	2004	40 years
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	10,304	3,239	18,362	0	3,239	18,362	21,601	(5,948)	2000	40 years
High Pointe Health Campus - Lake Elmo, MN	5,400	1,305	10,528	1,630	1,329	12,134	13,463	(2,888)	2004	40 years
Jamestown Medical Office Building - Jamestown, ND	6,200	0	7,605	0	0	7,605	7,605	(76)	2013	40 years
Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY(1)	0	406	10,151	17	406	10,168	10,574	(631)	2009	40 years
Mariner Clinic - Superior, WI	2,097	0	3,781	90	20	3,851	3,871	(871)	2004	40 years
Minneapolis 701 25th Avenue Medical - Minneapolis, MN	7,532	0	7,873	1,093	0	8,966	8,966	(1,133)	2008	40 years
Missoula 3050 Great Northern - Missoula, MT	1,727	640	1,331	0	640	1,331	1,971	(93)	2010	40 years
Nebraska Orthopedic Hospital - Omaha, NE	11,964	0	20,272	1,615	0	21,887	21,887	(4,764)	2004	40 years
Park Dental - Brooklyn Center, MN	621	185	2,767	0	185	2,767	2,952	(735)	2002	40 years
Pavilion I - Duluth, MN	5,525	1,245	8,898	31	1,245	8,929	10,174	(1,993)	2004	40 years
Pavilion II - Duluth, MN	10,168	2,715	14,673	1,937	2,715	16,610	19,325	(4,739)	2004	40 years
Ritchie Medical Plaza - St Paul, MN	6,463	1,615	7,851	1,911	1,647	9,730	11,377	(1,952)	2005	40 years
Sartell 2000 23rd Street South - Sartell, MN	3,256	0	11,781	935	0	12,716	12,716	(3,458)	2002	40 years
Spring Creek-American Falls - American Falls, ID	2,328	145	3,870	0	145	3,870	4,015	(180)	2011	40 years
Spring Creek-Boise - Boise, ID	2,957	708	4,296	0	708	4,296	5,004	(214)	2011	40 years
Spring Creek-Eagle - Eagle, ID	2,141	263	3,775	0	263	3,775	4,038	(176)	2011	40 years
Spring Creek-Meridian - Meridian, ID	3,538	424	6,724	0	424	6,724	7,148	(310)	2011	40 years
Spring Creek-Overland - Overland, ID	3,339	687	5,941	0	687	5,941	6,628	(286)	2011	40 years
Spring Creek-Soda Springs - Soda Springs, ID	838	66	2,134	33	66	2,167	2,233	(101)	2011	40 years
INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
			Initial Cost to Company						Gross amount at which carried at close of period									Life on which depreciation in latest income statement is computed
Description	Encumbrances(a)		Land		Buildings & Improvements		Costs capitalized subsequent to acquisition		Land		Buildings & Improvements		Total		Accumulated Depreciation		Date of Construction or Acquisition
Commercial Healthcare - continued	$		$		$		$		$		$		$		$
Spring Creek-Ustick - Meridian, ID		0		467		3,833		0		467		3,833		4,300		(165)	2011	40 years
St Michael Clinic - St Michael, MN		1,902		328		2,259		264		328		2,523		2,851		(384)	2007	40 years
Trinity at Plaza 16 - Minot, ND		4,984		568		8,987		5		568		8,992		9,560		(361)	2011	40 years
Wells Clinic - Hibbing, MN		1,463		162		2,497		2		162		2,499		2,661		(565)	2004	40 years
Total Commercial Healthcare		$255,386		$32,386		$423,642		$45,163		$32,847		468,344		$501,191		$(90,891)

Commercial Industrial
API Building - Duluth, MN		$796		$115		$1,605		$3		$115		$1,608		$1,723		$(363)	2004	40 years
Bloomington 2000 W 94th Street - Bloomington, MN(1)		0		2,133		4,097		1,185		2,172		5,243		7,415		(972)	2006	40 years
Bodycote Industrial Building - Eden Prairie, MN		1,046		198		1,154		800		198		1,954		2,152		(858)	1992	40 years
Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN		7,411		1,368		11,643		2,121		1,368		13,764		15,132		(3,801)	2002	40 years
Cedar Lake Business Center - St. Louis Park, MN		2,276		895		2,810		68		895		2,878		3,773		(444)	2007	40 years
Clive 2075 NW 94th Street - Clive, IA		2,175		408		2,611		47		408		2,658		3,066		(246)	2002	40 years
Dixon Avenue Industrial Park - Des Moines, IA		0		1,439		10,758		1,609		1,439		12,367		13,806		(3,501)	2002	40 years
Eagan 2785 & 2795 Highway 55 - Eagan, MN		0		3,058		2,570		0		3,058		2,570		5,628		(337)	2008	40 years
Fargo 1320 45th Street N - Fargo, ND		0		395		3,518		247		395		3,765		4,160		(273)	2010	40 years
Lexington Commerce Center - Eagan, MN		2,348		453		4,352		1,982		480		6,307		6,787		(2,407)	1999	40 years
Lighthouse - Duluth, MN		836		90		1,788		7		90		1,795		1,885		(408)	2004	40 years
Metal Improvement Company - New Brighton, MN		0		240		2,189		78		240		2,267		2,507		(648)	2002	40 years
Minnetonka 13600 County Road 62 - Minnetonka, MN		2,427		809		434		2,459		809		2,893		3,702		(308)	2009	40 years
Minot IPS - Minot, ND		0		416		5,484		62		416		5,546		5,962		(59)	2012	40 years
Roseville 2929 Long Lake Road - Roseville, MN		0		1,966		7,272		1,729		2,000		8,967		10,967		(1,506)	2006	40 years
Stone Container - Fargo, ND		1,426		440		6,597		104		440		6,701		7,141		(2,608)	2001	40 years
Stone Container - Roseville, MN		4,500		810		7,440		254		882		7,622		8,504		(2,176)	2001	40 years
Urbandale 3900 106th Street - Urbandale, IA		10,702		3,680		9,893		1,215		3,721		11,067		14,788		(1,732)	2007	40 years
Winsted Industrial Building - Winsted, MN		0		100		901		53		100		954		1,054		(358)	2001	40 years
Woodbury 1865 Woodlane - Woodbury, MN		2,679		1,108		2,628		1,884		1,123		4,497		5,620		(683)	2007	40 years
Total Commercial Industrial		$38,622		$20,121		$89,744		$15,907		$20,349		105,423		$125,772		$(23,688)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company		Gross amount at which carried at close of period						Life on which depreciation in latest income statement is computed
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition
Commercial Retail
17 South Main - Minot, ND	$81	$15	$75	$197	$17	$270	$287	$(196)	2000	40 years
Anoka Strip Center - Anoka, MN	0	123	602	25	134	616	750	(160)	2003	40 years
Arrowhead First International Bank - Minot, ND	0	75	1,165	360	75	1,525	1,600	(3)	2013	40 years
Burnsville 1 Strip Center - Burnsville, MN	329	208	773	205	208	978	1,186	(256)	2003	40 years
Burnsville 2 Strip Center - Burnsville, MN	259	291	469	214	294	680	974	(196)	2003	40 years
Champlin South Pond - Champlin, MN	1,473	842	2,703	69	866	2,748	3,614	(650)	2004	40 years
Chan West Village - Chanhassen, MN	13,052	5,035	14,665	1,987	5,606	16,081	21,687	(4,298)	2003	40 years
Dakota West Plaza - Minot , ND	364	92	493	30	106	509	615	(95)	2006	40 years
Duluth 4615 Grand - Duluth, MN	677	130	1,800	4	131	1,803	1,934	(407)	2004	40 years
Duluth Denfeld Retail - Duluth, MN	2,235	276	4,699	160	297	4,838	5,135	(1,114)	2004	40 years
Eagan Community - Eagan, MN	0	702	1,243	800	703	2,042	2,745	(498)	2003	40 years
Fargo Express Community - Fargo, ND	938	374	1,420	777	386	2,185	2,571	(430)	2003-2005	40 years
Forest Lake Auto - Forest Lake, MN(1)	0	50	446	13	50	459	509	(120)	2003	40 years
Forest Lake Westlake Center - Forest Lake, MN	0	2,446	5,304	487	2,480	5,757	8,237	(1,485)	2003	40 years
Grand Forks Carmike - Grand Forks, ND	1,541	184	2,360	2	184	2,362	2,546	(1,092)	1994	40 years
Grand Forks Medpark Mall - Grand Forks, ND	0	681	4,808	251	722	5,018	5,740	(1,683)	2000	40 years
Jamestown Buffalo Mall - Jamestown, ND	2,331	566	5,551	3,036	1,114	8,039	9,153	(1,486)	2003	40 years
Jamestown Business Center - Jamestown, ND	466	297	1,023	1,332	333	2,319	2,652	(844)	2003	40 years
Kalispell Retail Center - Kalispell, MT	1,280	250	2,250	973	253	3,220	3,473	(761)	2003	40 years
Lakeville Strip Center - Lakeville, MN	932	46	1,142	852	94	1,946	2,040	(613)	2003	40 years
Minot 1400 31st Ave - Minot, ND(1)	0	1,026	6,143	4,352	1,038	10,483	11,521	(1,054)	2010	40 years
Minot Arrowhead - Minot, ND(1)	0	100	3,007	5,272	116	8,263	8,379	(1,403)	1973	15 1/2-40 years
Minot Plaza - Minot, ND	795	50	453	147	80	570	650	(296)	1993	40 years
Monticello C Store - Monticello, MN(1)	0	65	770	37	97	775	872	(206)	2003	40 years
Omaha Barnes & Noble - Omaha, NE	2,418	600	3,099	0	600	3,099	3,699	(1,356)	1995	40 years
Pine City C-Store - Pine City, MN	0	83	357	12	83	369	452	(96)	2003	40 years
Pine City Evergreen Square - Pine City, MN	0	154	2,646	606	385	3,021	3,406	(890)	2003	40 years
Rochester Maplewood Square - Rochester, MN(1)	0	3,275	8,610	1,966	3,652	10,199	13,851	(3,229)	1999	40 years
St. Cloud Westgate - St. Cloud, MN	3,008	918	5,535	1,669	941	7,181	8,122	(1,481)	2004	40 years
Weston Retail - Weston, WI	0	79	1,575	27	80	1,601	1,681	(408)	2003	40 years
Weston Walgreens - Weston, WI	3,041	66	1,718	671	67	2,388	2,455	(412)	2006	40 years
Total Commercial Retail	$35,220	$19,099	$86,904	$26,533	$21,192	111,344	$132,536	$(27,218)

Subtotal	$1,049,206	$190,207	$1,577,356	$265,407	$207,499	$1,825,471	$2,032,970	$(420,421)

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III - REAL ESTATE AND ACCUMULATED DEPRECIATION (in thousands)
		Initial Cost to Company			Gross amount at which carried at close of period
Description	Encumbrances(a)	Land	Buildings & Improvements	Costs capitalized subsequent to acquisition	Land	Buildings & Improvements	Total	Accumulated Depreciation	Date of Construction or Acquisition	Life on which depreciation in latest income statement is computed
Unimproved Land
Badger Hills - Rochester, MN	$0	$1,050	$0	$0	$1,050	$0	$1,050	$0	2012
Bismarck 4916 - Bismarck, ND	0	3,250	0	0	3,250	0	3,250	0	2013
Bismarck 700 E Main - Bismarck, ND	0	314	0	558	872	0	872	0	2008
Cypress Court - St. Cloud, MN	0	447	0	0	447	0	447	0	2012
Eagan - Eagan, MN	0	423	0	0	423	0	423	0	2006
Georgetown Square - Grand Chute, WI	0	1,860	0	0	1,860	0	1,860	0	2006
Grand Forks 2150 - Grand Forks, ND	0	1,600	0	0	1,600	0	1,600	0	2013
Grand Forks - Grand Forks, ND	0	4,278	0	0	4,278	0	4,278	0	2012
Kalispell - Kalispell, MT	0	1,400	0	23	1,423	0	1,423	0	2003
Minot (Southgate Lot 4) - Minot, ND	0	1,882	0	0	1,882	0	1,882	0	2013
Monticello - Monticello, MN	0	115	0	2	117	0	117	0	2006
Renaissance Heights - Williston, ND	0	2,373	0	0	2,373	0	2,373	0	2012
River Falls - River Falls, WI	0	176	0	3	179	0	179	0	2003
Urbandale - Urbandale, IA	0	5	0	109	114	0	114	0	2009
Weston - Weston, WI	0	812	0	0	812	0	812	0	2006
Williston - Williston, ND	0	823	0	0	823	0	823	0	2012
Total Unimproved Land	$0	$20,808	$0	$695	$21,503	$0	$21,503	$0

Development in Progress
Arcata	$0	$2,088	$569	$0	$2,088	$569	$2,657	$0	2013
Chateau II - Minot, ND	0	61	189	8	61	197	258	0	2013
Commons at Southgate - Minot, ND	0	3,691	2,180	594	$3,691	2,774	6,465	0	2013
Cypress Court - St. Cloud, MN	0	1,136	4,610	713	$1,136	5,323	6,459	0	2012
Landing at Southgate - Minot, ND	0	2,262	4,054	1,104	$2,262	5,158	7,420	0	2013
Renaissance Heights I - Minot, ND	0	3,080	5,895	1,102	$3,080	6,997	10,077	0	2013
River Ridge - Bismarck, ND	0	576	9,526	3,073	589	12,586	13,175	0	2008
Total Development in Progress	$0	$12,894	$27,023	$6,594	$12,907	$33,604	$46,511	$0

Total	$1,049,206	$223,909	$1,604,380	272,695	241,909	1,859,075	2,100,984	(420,421)

(a)
Amounts in this column are the mortgages payable balances as of April 30, 2013. These amounts do not include amounts owing under the Company's multi-bank line of credit or under the Company's construction loans.

(1)
As of April 30, 2013, this property was included in the collateral pool securing the Company's $60.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.

INVESTORS REAL ESTATE TRUST AND SUBSIDIARIES
April 30, 2013
Schedule III
REAL ESTATE AND ACCUMULATED DEPRECIATION
Reconciliations of total real estate carrying value for the three years ended April 30, 2013, 2012, and 2011 are as follows:
	(in thousands)
	2013	2012	2011

Balance at beginning of year	$1,892,009	$1,770,798	$1,800,519
Additions during year
Multi-Family Residential	113,859	47,433	4,210
Commercial Office	0	0	6,836
Commercial Healthcare	11,122	47,408	19,249
Commercial Industrial	5,900	0	3,914
Commercial Retail	1,240	2,316	7,169
Improvements and Other	36,375	35,176	23,183
	2,060,505	1,903,131	1,865,080
Deductions during year
Cost of real estate sold	(21,953)	(3,498)	(86,994)
Impairment charge	(305)	(127)	0
Other(A)	(5,277)	(7,497)	(7,288)
Balance at close of year(B)	$2,032,970	$1,892,009	$1,770,798
Reconciliations of accumulated depreciation/amortization for the three years ended April 30, 2013, 2012, and 2011, are as follows:
	(in thousands)
	2013	2012	2011

Balance at beginning of year	$373,490	$328,952	$308,626
Additions during year
Provisions for depreciation	56,611	51,093	49,375
Deductions during year
Accumulated depreciation on real estate sold	(6,444)	(758)	(25,366)
Other(C)	(3,236)	(5,797)	(3,683)
Balance at close of year	$420,421	$373,490	$328,952
(A)	Consists of miscellaneous disposed assets and assets moved to Development in Progress.
(B)	The net basis of the Company's real estate investments for Federal Income Tax purposes was approximately $1.5 billion, $1.4 billion and $1.2 billion at April 30, 2013, 2012 and 2011, respectively.
(C)	Consists of miscellaneous disposed assets.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Apr. 30, 2013
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of IRET and all subsidiaries in which it maintains a controlling interest. All intercompany balances and transactions are eliminated in consolidation. The Company's fiscal year ends April 30th.
The accompanying consolidated financial statements include the accounts of IRET and its general partnership interest in the Operating Partnership. The Company's interest in the Operating Partnership was 82.4% and 81.5%, respectively, as of April 30, 2013 and 2012, which includes 100% of the general partnership interest. The limited partners have a redemption option that they may exercise. Upon exercise of the redemption option by the limited partners, IRET has the option of redeeming the limited partners' interests ("Units") for IRET common shares of beneficial interest, on a one-for-one basis, or for cash payment to the unitholder. The redemption generally may be exercised by the limited partners at any time after the first anniversary of the date of the acquisition of the Units (provided, however, that not more than two redemptions by a limited partner may occur during each calendar year, and each limited partner may not exercise the redemption for less than 1,000 Units, or, if such limited partner holds less than 1,000 Units, for all of the Units held by such limited partner). Some limited partners have contractually agreed to a holding period of greater than one year.
The consolidated financial statements also reflect the ownership by the Operating Partnership of certain joint venture entities in which the Operating Partnership has a general partner or controlling interest. These entities are consolidated into IRET's other operations with noncontrolling interests reflecting the noncontrolling partners' share of ownership and income and expenses.

RECENT ACCOUNTING PRONOUNCEMENTS
RECENT ACCOUNTING PRONOUNCEMENTS
In September 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-08, Testing Goodwill for Impairment. This standard gives entities testing goodwill for impairment the option of performing a qualitative assessment before calculating the fair value of the reporting unit (step I of the goodwill impairment test). If entities determine, on the basis of qualitative factors, that the fair value of the reporting unit is more likely than not less than its carrying amount, the two-step impairment test would be required. Otherwise, no further testing is required. The ASU does not change how goodwill is calculated or assigned to reporting units, nor does it revise the requirement to test goodwill annually for impairment. The ASU is effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. The Company's adoption of this update for fiscal year 2013 did not have an impact on the Company's consolidated results of operations or financial condition.

USE OF ESTIMATES
USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

RECLASSIFICATIONS
RECLASSIFICATIONS
Certain previously reported amounts have been reclassified to conform to the current financial statement presentation. The Company reports, in discontinued operations, the results of operations and the related gains or losses of a property that has either been disposed of or is classified as held for sale and otherwise meets the classification of a discontinued operation. As a result of discontinued operations, retroactive reclassifications that change prior period numbers have been made. See Note 12 for additional information. During fiscal year 2014, the Company sold four commercial industrial properties and one commercial retail property and classified two commercial industrial properties as held for sale. During fiscal year 2013, the Company sold three multi-family residential properties and one commercial healthcare property. During fiscal year 2012, the Company sold two retail properties. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. The results of operations for these properties are included in income from discontinued operations in the Consolidated Statements of Operations.

The Company also reclassified bad debt provision expense from property management expenses to other property expenses on the Consolidated Statements of Operations and reclassified amounts from payments for acquisitions and improvements of real estate assets to payments for acquisitions of real estate assets and payments for development and re-development of real estate assets on the Consolidated Statements of Cash Flows.
During fiscal year 2014 the Company also reclassified a commercial property in Minot, North Dakota, from commercial retail to the commercial office segment.

REAL ESTATE INVESTMENTS
REAL ESTATE INVESTMENTS
Real estate investments are recorded at cost less accumulated depreciation and an adjustment for impairment, if any. Acquisitions of real estate are recorded based upon preliminary allocations of the purchase price which are subject to adjustment as additional information is obtained, but in no case more than one year after the date of acquisition. The Company allocates the purchase price based on the relative fair values of the tangible and intangible assets of an acquired property (which includes the land, building, and personal property) which are determined by valuing the property as if it were vacant and to fair value of the intangible assets (which include in-place leases.) The as-if-vacant value is allocated to land, buildings, and personal property based on management's determination of the relative fair values of these assets. The estimated fair value of the property is the amount that would be recoverable upon the disposition of the property. Techniques used to estimate fair value include discounted cash flow analysis and reference to recent sales of comparables. A land value is assigned based on the purchase price if land is acquired separately or based on estimated fair value if acquired in a merger or in a single or portfolio acquisition.
Acquired above- and below-market lease values are recorded as the difference between the contractual amounts to be paid pursuant to the in-place leases and management's estimate of fair market value lease rates for the corresponding in-place leases. The capitalized above- and below-market lease values are amortized as adjustments to rental revenue over the remaining terms of the respective leases, which includes fixed rate renewal options for below-market leases if it is determined probable the tenant will execute a bargain renewal option.
Other intangible assets acquired include amounts for in-place lease values that are based upon the Company's evaluation of the specific characteristics of the leases. Factors considered in the fair value analysis include an estimate of carrying costs and foregone rental income during hypothetical expected lease-up periods, considering current market conditions, and costs to execute similar leases. The Company also considers information about each property obtained during its pre-acquisition due diligence, marketing and leasing activities in estimating the relative fair value of the tangible and intangible assets acquired.
Depreciation is computed on a straight-line basis over the estimated useful lives of the assets. The Company uses a 20-40 year estimated life for buildings and improvements and a 5-12 year estimated life for furniture, fixtures and equipment.
2013 Annual Report

NOTE 2 • continued
The Company follows the real estate project costs guidance in ASC 970, Real Estate – General, in accounting for the costs of development and re-development projects. As real estate is undergoing development or redevelopment, all project costs directly associated with and attributable to the development and construction of a project, including interest expense and real estate tax expense, are capitalized to the cost of the real property. The capitalization period begins when development activities and expenditures begin and ends upon completion, which is when the asset is ready for its intended use. Generally, rental property is considered substantially complete and ready for its intended use upon completion of tenant improvements (in the case of commercial properties) or upon issuance of a certificate of occupancy (in the case of multi-family residential properties). General and administrative costs are expensed as incurred.
Expenditures for ordinary maintenance and repairs are expensed to operations as incurred. Renovations and improvements that improve and/or extend the useful life of the asset are capitalized and depreciated over their estimated useful life, generally five to ten years. Property sales or dispositions are recorded when title transfers and sufficient consideration has been received by the Company and the Company has no significant involvement with the property sold.
The Company periodically evaluates its long-lived assets, including its real estate investments, for impairment indicators. The judgments regarding the existence of impairment indicators are based on factors such as operational performance, market conditions, expected holding period of each asset and legal and environmental concerns. If indicators exist, the Company compares the expected future undiscounted cash flows for the long-lived asset against the carrying amount of that asset. If the sum of the estimated undiscounted cash flows is less than the carrying amount of the asset, an impairment loss is recorded for the difference between the estimated fair value and the carrying amount of the asset. If our anticipated holding period for properties, the estimated fair value of properties or other factors change based on market conditions or otherwise, our evaluation of impairment charges may be different and such differences could be material to our consolidated financial statements. The evaluation of anticipated cash flows is subjective and is based, in part, on assumptions regarding future occupancy, rental rates and capital requirements that could differ materially from actual results. Plans to hold properties over longer periods decrease the likelihood of recording impairment losses.
During fiscal year 2013, the Company incurred a loss of approximately $305,000 due to impairment of one property. The impairment of the Company's Eagan, Minnesota, retail property was based on receipt of a market offer to purchase and the Company's intent to dispose of the property (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2013). See Note 12 for additional information.
During fiscal year 2012, the Company incurred a loss of approximately $428,000 due to impairment of two properties. The $128,000 impairment of the Company's Kentwood, Michigan, retail property was based on receipt of a market offer to purchase and the Company's intention to dispose of the property (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2012). A related impairment of $7,000 was recorded to write-off goodwill assigned to the Kentwood property. This property was classified as held for sale at April 30, 2012, and the related impairment charge for fiscal year 2012 is in discontinued operations. Also during fiscal year 2012, the Company recognized a $293,000 impairment loss on eight condominium units in Grand Chute, Wisconsin. The impairment of the condominiums was based on receipt of a market offer to purchase two of the units and the Company's intention to dispose of the units (a purchase agreement was signed by the Company in the fourth quarter of fiscal year 2012). The condominiums were classified as held for sale at April 30, 2012, and the related impairment charge for fiscal year 2012 is reported in discontinued operations. See Note 12 for additional information. No impairment losses were recorded in fiscal year 2011.
REAL ESTATE HELD FOR SALE

REAL ESTATE HELD FOR SALE
REAL ESTATE HELD FOR SALE
Real estate held for sale is stated at the lower of its carrying amount or estimated fair value less disposal costs. The Company's determination of fair value is based on inputs management believes are consistent with those that market participants would use.  Estimates are significantly impacted by estimates of sales price, selling velocity, and other factors. Due to uncertainties in the estimation process, actual results could differ from such estimates. Depreciation is not recorded on assets classified as held for sale.
2013 Annual Report

NOTE 2 • continued
U.S. GAAP requires management to make certain significant judgments as to the classification of any of our properties as held for sale on the balance sheet. The Company makes a determination as to the point in time that it is probable that a sale will be consummated. It is not unusual for real estate sales contracts to allow potential buyers a period of time to evaluate the property prior to formal acceptance of the contract. In addition, certain other matters critical to the final sale, such as financing arrangements, often remain pending even upon contract acceptance. As a result, properties under contract may not close within the expected time period, or may not close at all. Due to these uncertainties, it is not likely that the Company can meet the criteria of the current accounting principles governing the classification of properties as held for sale prior to a sale formally closing. Therefore, any properties categorized as held for sale represent only those properties that management has determined are probable to close within the requirements set forth in current accounting principles. No properties were classified as held for sale at April 30, 2013. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012.
The Company reports, in discontinued operations, the results of operations and the related gains or losses of a property that has either been disposed of or is classified as held for sale and otherwise meets the classification of a discontinued operation.

IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL
Upon acquisition of real estate, the Company records the intangible assets and liabilities acquired (for example, if the leases in place for the real estate property acquired carry rents above the market rent, the difference is classified as an intangible asset) at their estimated fair value separate and apart from goodwill.  The Company amortizes identified intangible assets and liabilities that are determined to have finite lives based on the period over which the assets and liabilities are expected to affect, directly or indirectly, the future cash flows of the real estate property acquired (generally the life of the lease).  In the twelve months ended April 30, 2013 and 2012, respectively, the Company added $1.6 million and approximately $416,000 of new intangible assets and no new intangible liabilities. The weighted average lives of the intangible assets acquired in the twelve months ended April 30, 2013 and 2012 are 0.5 years and 10.0 years, respectively.  Amortization of intangibles related to above or below-market leases is recorded in real estate rentals in the Consolidated Statements of Operations. Amortization of other intangibles is recorded in depreciation/amortization related to real estate investments in the Consolidated Statements of Operations. Intangible assets subject to amortization are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amount may not be recoverable. An impairment loss is recognized if the carrying amount of an intangible asset is not recoverable and its carrying amount exceeds its estimated fair value.
The excess of the cost of an acquired business over the net of the amounts assigned to assets acquired (including identified intangible assets) and liabilities assumed is recorded as goodwill. The Company's goodwill has an indeterminate life and is not amortized, but is tested for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Goodwill book value as of April 30, 2013 and 2012 was $1.1 million. The annual reviews of goodwill compared the fair value of the business units that have been assigned goodwill to their carrying value (investment cost less accumulated depreciation), with the results for these periods indicating no impairment. In fiscal year 2013, the Company disposed of two multi-family residential properties that had goodwill assigned, and as a result, approximately $14,000 of goodwill was derecognized. During fiscal year 2012 the impairment of a Kentwood, Michigan, retail property indicated that goodwill assigned to the property was also impaired. Accordingly, an approximately $7,000 impairment to goodwill was recognized. In fiscal year 2011, the Company disposed of four multi-family residential properties that had goodwill assigned, and as a result, approximately $261,000 of goodwill was derecognized.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
Property and equipment consists of the equipment contained at IRET's headquarters in Minot, North Dakota, corporate offices in Minneapolis and St. Cloud, Minnesota, and additional property management offices in Kansas, Minnesota, Missouri, Montana, Nebraska, North Dakota and South Dakota. The balance sheet reflects these assets at cost, net of accumulated depreciation. As of April 30, 2013 and 2012, property and equipment cost was $2.9 million. Accumulated depreciation was $1.7 million and $1.4 million as of April 30, 2013 and 2012, respectively.

MORTGAGE LOANS RECEIVABLE
MORTGAGE LOANS RECEIVABLE
Mortgage loans receivable (which include contracts for deed) are stated at the outstanding principal balance, net of an allowance for uncollectibility. Interest income is accrued and reflected in the balance sheet. Non-performing loans are recognized as impaired. The Company evaluates the collectibility of both interest and principal of each of its loans, if circumstances warrant, to determine whether the loan is impaired. A loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the existing contractual terms. An allowance is recorded to reduce impaired loans to their estimated fair value. Interest on impaired loans is recognized on a cash basis. At April 30, 2013 and 2012 the Company had no mortgage loans receivable.

CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS
Cash and cash equivalents include all cash and highly liquid investments purchased with maturities of three months or less. Cash and cash equivalents consist of the Company's bank deposits and short-term investment certificates acquired subject to repurchase agreements, and the Company's deposits in a money market mutual fund. At times these deposits may exceed the FDIC limit.

COMPENSATING BALANCES AND OTHER INVESTMENTS; LENDER HOLDBACKS
COMPENSATING BALANCES AND OTHER INVESTMENTS; LENDER HOLDBACKS
The Company maintains compensating balances, not restricted as to withdrawal, with several financial institutions in connection with financing received from those institutions and/or to ensure future credit availability. At April 30, 2013, the Company's compensating balances totaled $8.9 million and consisted of the following: Dacotah Bank, Minot, North Dakota, deposit of $350,000; United Community Bank, Minot, North Dakota, deposit of $275,000; Commerce Bank, A Minnesota Banking Corporation, deposit of $250,000; First International Bank, Watford City, North Dakota, deposit of $6.1 million; Peoples State Bank of Velva, North Dakota, deposit of $225,000; Equity Bank, Minnetonka, Minnesota, deposit of $300,000; Associated Bank, Green Bay, Wisconsin, deposit of $500,000; Venture Bank, Eagan, Minnesota, deposit of $500,000; and American National Bank, Omaha, Nebraska, deposit of $400,000. The deposits at United Community Bank and Equity Bank and a portion of the deposit at Dacotah Bank are held as certificates of deposit and comprise the $639,000 in other investments on the Consolidated Balance Sheets. The certificates of deposit have remaining terms of less than two years and the Company intends to hold them to maturity.
The Company has a number of mortgage loans under which the lender retains a portion of the loan proceeds for the payment of construction costs or tenant improvements. The decrease of $1.9 million in lender holdbacks for improvements reflected in the Consolidated Statements of Cash Flows for the fiscal year ended April 30, 2013 is due primarily to the release of loan proceeds to the Company upon completion of these construction milestones and tenant improvement projects, while the increase of $2.5 million represents additional amounts retained by lenders.

ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS
Management evaluates the appropriate amount of the allowance for doubtful accounts by assessing the recoverability of individual real estate mortgage loans and rent receivables, through a comparison of their carrying amount with their estimated realizable value. Management considers tenant financial condition, credit history and current economic conditions in establishing these allowances. Receivable balances are written off when deemed uncollectible. Recoveries of receivables previously written off, if any, are recorded when received. A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2013, 2012 and 2011 is as follows:
	(in thousands)
	2013	2012	2011
Balance at beginning of year	$1,363	$1,316	$1,172
Provision	665	298	733
Write-off	(635)	(251)	(589)
Balance at close of year	$1,393	$1,363	$1,316

TAX, INSURANCE, AND OTHER ESCROW
TAX, INSURANCE, AND OTHER ESCROW
Tax, insurance, and other escrow includes funds deposited with a lender for payment of real estate tax and insurance, and reserves for funds to be used for replacement of structural elements and mechanical equipment of certain projects. The funds are under the control of the lender. Disbursements are made after supplying written documentation to the lender.

REAL ESTATE DEPOSITS
REAL ESTATE DEPOSITS
Real estate deposits include funds held by escrow agents to be applied toward the purchase of real estate or the payment of loan costs associated with loan placement or refinancing.

DEFERRED LEASING AND LOAN ACQUISITION COSTS
DEFERRED LEASING AND LOAN ACQUISITION COSTS
Costs and commissions incurred in obtaining tenant leases are amortized on the straight-line method over the terms of the related leases. Costs incurred in obtaining long-term financing are amortized to interest expense over the life of the loan using the straight-line method, which approximates the effective interest method.

INCOME TAXES
INCOME TAXES
IRET operates in a manner intended to enable it to continue to qualify as a REIT under Sections 856-860 of the Internal Revenue Code of 1986, as amended.  Under those sections, a REIT which distributes at least 90% of its REIT taxable income as a dividend to its shareholders each year and which meets certain other conditions will not be taxed on that portion of its taxable income which is distributed to shareholders. For the fiscal years ended April 30, 2013, 2012 and 2011, the Company distributed in excess of 90% of its taxable income and realized capital gains from property dispositions within the prescribed time limits; accordingly, no provision has been made for federal income taxes in the accompanying consolidated financial statements. If the Company fails to qualify as a REIT in any taxable year, the Company will be subject to federal income tax on its taxable income at regular corporate rates (including any alternative minimum tax) and may not be able to qualify as a REIT for the four subsequent taxable years.  Even as a REIT, the Company may be subject to certain state and local income and property taxes, and to federal income and excise taxes on undistributed taxable income.  In general, however, if the Company qualifies as a REIT, no provisions for federal income taxes are necessary except for taxes on undistributed REIT taxable income and taxes on the income generated by a taxable REIT subsidiary (TRS). The Company currently has no TRS.
IRET conducts its business activity as an Umbrella Partnership Real Estate Investment Trust ("UPREIT") through its Operating Partnership. UPREIT status allows IRET to accept the contribution of real estate in exchange for Units. Generally, such a contribution to a limited partnership allows for the deferral of gain by an owner of appreciated real estate.
Distributions for the calendar year ended December 31, 2012 were characterized, for federal income tax purposes, as 23.17% ordinary income, 2.41% capital gain and 74.42% return of capital. Distributions for the calendar year ended December 31, 2011 were characterized, for federal income tax purposes, as 18.04% ordinary income, 37.48% capital gain and 44.48% return of capital.

REVENUE RECOGNITION
REVENUE RECOGNITION
Residential rental properties are leased under operating leases with terms generally of one year or less. Commercial properties are leased under operating leases to tenants for various terms generally exceeding one year. Lease terms often include renewal options. Rental revenue is recognized on the straight-line basis, which averages minimum required rents over the terms of the leases. Rents recognized in advance of collection are reflected as receivable arising from straight-lining of rents, net of allowance for doubtful accounts.  Rent concessions, including free rent, are amortized on a straight-line basis over the terms of the related leases.
Reimbursements from tenants for real estate taxes and other recoverable operating expenses are recognized as revenue in the period the applicable expenditures are incurred. IRET receives payments for these reimbursements from substantially all of its tenants at multi-tenant commercial properties throughout the year.
2013 Annual Report

NOTE 2 • continued
A number of the commercial leases provide for a base rent plus a percentage rent based on gross sales in excess of a stipulated amount. These percentage rents are recorded once the required sales level is achieved.
Interest on mortgage loans receivable is recognized in income as it accrues during the period the loan is outstanding. In the case of non-performing loans, income is recognized as discussed above in the Mortgage Loans Receivable section of this Note 2.

NET INCOME PER SHARE
NET INCOME PER SHARE
Basic net income per share is computed as net income available to common shareholders divided by the weighted average number of common shares outstanding for the period. The Company has no potentially dilutive financial interests; the potential exchange of Units for common shares will have no effect on net income per share because Unitholders and common shareholders effectively share equally in the net income of the Operating Partnership.

INVOLUNTARY CONVERSION OF ASSETS
INVOLUNTARY CONVERSION OF ASSETS
As previously reported, Minot, North Dakota, where IRET's corporate headquarters is located, experienced significant flooding in June 2011, resulting in extensive damage to the Arrowhead Shopping Center and to the Chateau Apartments property, which consisted of two 32-unit buildings. Additionally, on February 22, 2012, one of the buildings of the Chateau Apartments property, which had been undergoing restoration work following the flood, was completely destroyed by fire. The costs related to clean-up, redevelopment and loss of rents for these properties are being reimbursed to the Company by its insurance carrier, less the Company's deductible of $200,000 per event under the policy.  The Company expensed $400,000 in fiscal year 2012 for the flood and fire deductibles.
During fiscal year 2012, for the Arrowhead and Chateau flood loss, the Company received $5.7 million of insurance proceeds for flood clean-up costs and redevelopment. In regard to Arrowhead Shopping Center, the total insurance proceeds for redevelopment at April 30, 2012 exceeded the estimated basis in the assets requiring replacement, resulting in the recognition of approximately $274,000 in gain from involuntary conversion in fiscal year 2012. During fiscal year 2013, final settlement was reached for the Arrowhead and Chateau flood loss and the Company received additional proceeds of $2.7 million resulting in the recognition of approximately $2.8 million in gain from involuntary conversion in fiscal year 2013.
In fiscal year 2013, for the Chateau fire loss, the Company received $2.9 million of insurance proceeds for redevelopment. The total insurance proceeds for redevelopment related to the Chateau fire exceeded the estimated basis in the assets requiring replacement, resulting in the recognition of $2.3 million in gain from involuntary conversion in fiscal year 2013. The Company expects to rebuild the destroyed building but has no firm estimates at this time for costs or expected completion date of such rebuilding.  IRET expects final settlement of the Chateau fire insurance claim to occur when the property is rebuilt.
Final settlement was reached during fiscal year 2013 for business interruption from the flood and fire with proceeds received during the year of $409,000. During fiscal year 2012, approximately $666,000 was received, for total business interruption proceeds from the claims of $1.1 million. Reimbursement for business interruption is included within real estate rentals in the Consolidated Statements of Operations.

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Apr. 30, 2013
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Summary of Changes in Allowance for Doubtful Accounts
Management evaluates the appropriate amount of the allowance for doubtful accounts by assessing the recoverability of individual real estate mortgage loans and rent receivables, through a comparison of their carrying amount with their estimated realizable value. Management considers tenant financial condition, credit history and current economic conditions in establishing these allowances. Receivable balances are written off when deemed uncollectible. Recoveries of receivables previously written off, if any, are recorded when received. A summary of the changes in the allowance for doubtful accounts for fiscal years ended April 30, 2013, 2012 and 2011 is as follows:
	(in thousands)
	2013	2012	2011
Balance at beginning of year	$1,363	$1,316	$1,172
Provision	665	298	733
Write-off	(635)	(251)	(589)
Balance at close of year	$1,393	$1,363	$1,316

PROPERTY OWNED (Tables)	12 Months Ended
Apr. 30, 2013
PROPERTY OWNED [Abstract]
Schedule of Future Minimum Lease Payments
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2013, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2014	$114,118
2015	102,967
2016	92,131
2017	77,193
2018	61,744
Thereafter	195,986
$644,139

IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES (Tables)	12 Months Ended
Apr. 30, 2013
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES [Abstract]
Schedule Identified Intangible Assets and Intangible Liabilities
The Company's identified intangible assets and intangible liabilities at April 30, 2013 and 2012 were as follows:
	(in thousands)
	April 30, 2013	April 30, 2012
Identified intangible assets (included in intangible assets):
Gross carrying amount	$68,165	$92,401
Accumulated amortization	(27,708)	(47,813)
Net carrying amount	$40,457	$44,588

Indentified intangible liabilities (included in other liabilities):
Gross carrying amount	$391	$1,104
Accumulated amortization	(296)	(967)
Net carrying amount	$95	$137

Estimated Annual Amortization of Acquired Below-Market Leases, Net Of Acquired Above-Market Leases
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(29,000), $(45,000) and $(72,000) for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$37
2015	18
2016	14
2017	6
2018	(5)

Leases, Acquired-in-Place, Market Adjustment [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Estimated Annual Amortization of Intangibles
Amortization of all other identified intangible assets (a component of depreciation/amortization related to real estate investments) was $5.5 million, $5.5 million and $7.1 million for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of all other identified intangible assets for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$4,826
2015	3,815
2016	3,598
2017	3,129
2018	2,643

Other Identified Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Schedule of Estimated Annual Amortization of Intangibles
The effect of amortization of acquired below-market leases and acquired above-market leases on rental income was approximately $(29,000), $(45,000) and $(72,000) for the twelve months ended April 30, 2013, 2012 and 2011, respectively. The estimated annual amortization of acquired below-market leases, net of acquired above-market leases for each of the five succeeding fiscal years is as follows:
Year Ended April 30,	(in thousands)
2014	$37
2015	18
2016	14
2017	6
2018	(5)

NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Apr. 30, 2013
NONCONTROLLING INTERESTS [Abstract]
Schedule of Noncontrolling Interests - Consolidated Real Estate Entities
IRET reflects noncontrolling interests in consolidated real estate entities on the balance sheet for the portion of properties consolidated by IRET that are not wholly owned by IRET. The earnings or losses from these properties attributable to the noncontrolling interests are reflected as net income attributable to noncontrolling interests – consolidated real estate entities in the Consolidated Statements of Operations. The Company's noncontrolling interests – consolidated real estate entities at April 30, 2013 and 2012 were as follows:
	(in thousands)
	April 30, 2013	April 30, 2012
Mendota Properties LLC	$7,236	$7,460
IRET-1715 YDR, LLC	1,003	958
IRET-Williston Garden Apartments, LLC	2,597	2,295
IRET - Jamestown Medical Building, LLC	1,396	1,471
WRH Holding, LLC	1,118	1,380
IRET-Cypress Court Apartments, LLC	1,149	0
IRET - Minot Apartments, LLC	5,937	0
IRET - WRH 1, LLC	5,619	0
Noncontrolling interests – consolidated real estate entities	$26,055	$13,564

LINE OF CREDIT (Tables)	12 Months Ended
Apr. 30, 2013
LINE OF CREDIT [Abstract]
Schedule of Line of Credit Facilities
As of April 30, 2013, the Company had one secured line of credit with First International Bank and Trust, Watford City, North Dakota, as lead bank. This line of credit matures on August 12, 2014, and had, as of April 30, 2013, lending commitments of $60.0 million. Participants in this secured credit facility as of April 30, 2013 included, in addition to First International Bank, the following financial institutions:  The Bank of North Dakota; First Western Bank and Trust; Dacotah Bank; United Community Bank of North Dakota; American State Bank & Trust Company and Town & Country Credit Union. As of April 30, 2013, the Company had advanced $10.0 million under the line of credit. The line of credit has a minimum outstanding principal balance requirement of $10.0 million. The interest rate on borrowings under the facility is the Wall Street Journal Prime Rate +1.25%, with a floor of 5.15% and a cap of 8.65%; interest-only payments are due monthly based on the total amount of advances outstanding. The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool, and the Company is also required to maintain minimum depository account(s) totaling $6.0 million with First International, of which $1.5 million is to be held in a non-interest bearing account. As of April 30, 2013, 23 properties with a total cost of $117.3 million collateralized this line of credit. As of April 30, 2013, the Company believes it is in compliance with the facility covenants. This credit facility is summarized in the following table:
	(in thousands)
Financial Institution	Amount Available	Amount Outstanding as of April 30, 2013	Amount Outstanding as of April 30, 2012	Applicable Interest Rate as of April 30, 2013	Maturity Date	Weighted Average Int. Rate on Borrowings during fiscal year 2013

First International Bank & Trust	$60,000	$10,000	$39,000	5.15%	8/12/14	5.17%

MORTGAGES PAYABLE (Tables)	12 Months Ended
Apr. 30, 2013
MORTGAGES PAYABLE [Abstract]
Aggregate Amount of Required Future Principal Payments on Mortgages Payable
Of the mortgages payable, the balance of fixed rate mortgages totaled $1.0 billion at April 30, 2013 and 2012, and the balances of variable rate mortgages totaled $26.2 million and $16.2 million as of April 30, 2013, and 2012, respectively. The Company does not utilize derivative financial instruments to mitigate its exposure to changes in market interest rates. Most of the fixed rate mortgages have substantial pre-payment penalties. As of April 30, 2013, the weighted-average rate of interest on the Company's mortgage debt was 5.55%, compared to 5.78% on April 30, 2012. The aggregate amount of required future principal payments on mortgages payable as of April 30, 2013, is as follows:
Year Ended April 30,	(in thousands)
2014	$64,923
2015	110,972
2016	92,336
2017	219,315
2018	66,944
Thereafter	494,716
Total payments	$1,049,206

ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Apr. 30, 2013
ACQUISITIONS AND DISPOSITIONS [Abstract]
Acquisitions and development projects placed in service
IRET Properties added approximately $135.8 million of real estate properties to its portfolio during fiscal year 2013, compared to $97.1 million in fiscal year 2012. Of the total property added during fiscal 2013, the Company paid $128.7 million for real estate properties and $7.1 million of land was contributed by joint venture partners. The  $128.7 million paid for real estate properties added to the Company's portfolio in fiscal year 2013 consisted of limited partnership units of the Operating Partnership valued at issuance at $12.6 million and $12.5 million in assumed mortgage debt, with the remainder paid in cash. The Company expensed approximately $434,000 of transaction costs related to the acquisitions in fiscal year 2013. Of the $97.1 million paid in fiscal year 2012, approximately $8.1 million was paid in the form of limited partnership units of the Operating Partnership and approximately $7.2 million consisted of the assumption of mortgage debt, with the remainder paid in cash. The Company expensed approximately $542,000 of transaction costs related to the acquisitions in fiscal year 2012. The fiscal year 2013 and 2012 additions are detailed below.
Fiscal 2013 (May 1, 2012 to April 30, 2013)
Acquisitions		(in thousands)
	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
308 unit - Villa West - Topeka, KS	2012-05-08	$1,590	$15,760	$300	$17,650
232 unit - Colony - Lincoln, NE	2012-06-04	1,515	15,731	254	17,500
208 unit - Lakeside Village - Lincoln, NE	2012-06-04	1,215	15,837	198	17,250
58 unit - Ponds at Heritage Place - Sartell, MN	2012-10-10	395	4,564	61	5,020
336 unit - Whispering Ridge - Omaha, NE	2013-04-24	2,139	25,424	751	28,314
		6,854	77,316	1,564	85,734

Unimproved Land
University Commons - Williston, ND	2012-08-01	823	0	0	823
Cypress Court - St. Cloud, MN	2012-08-10	447	0	0	447
Cypress Court Apartment Development - St. Cloud, MN(1)	2012-08-10	1,136	0	0	1,136
Badger Hills - Rochester, MN(2)	2012-12-14	1,050	0	0	1,050
Grand Forks - Grand Forks, ND	2012-12-31	4,278	0	0	4,278
Minot (Southgate Lot 4) - Minot, ND	2013-01-11	1,882	0	0	1,882
Commons at Southgate - Minot, ND(3)	2013-01-22	3,691	0	0	3,691
Landing at Southgate - Minot, ND(3)	2013-01-22	2,262	0	0	2,262
Grand Forks 2150 - Grand Forks, ND	2013-03-25	1,600	0	0	1,600
Bismarck 4916 - Bismarck, ND	2013-04-12	3,250	0	0	3,250
Arcata - Golden Valley, MN	2013-04-30	2,088	0	0	2,088
		22,507	0	0	22,507

Total Property Acquisitions		$29,361	$77,316	$1,564	$108,241
(1)	Land is owned by a joint venture in which the Company has an approximately 79% interest. The joint venture is consolidated in IRET's financial statements.
(2)	Acquisition of unimproved land consisted of two parcels acquired separately on December 14 and December 20, 2012, respectively.
(3)	Land is owned by a joint venture entity in which the Company has an approximately 51% interest. The joint venture is consolidated in IRET's financial statements.
2013 Annual Report

NOTE 10 • continued
		(in thousands)
Development Projects Placed in Service	Date Placed in Service	Land	Building	Development Cost

Multi-Family Residential
159 unit - Quarry Ridge II - Rochester, MN(1)	2012-06-29	$0	$4,591	$4,591
73 unit - Williston Garden Buildings 3 and 4 - Williston, ND(2)	2012-07-31	0	7,058	7,058
20 unit - First Avenue - Minot, ND(3)	2013-04-15	0	2,356	2,356
		0	14,005	14,005
Commercial Healthcare
26,662 sq ft Spring Wind Expansion - Laramie, WY(4)	2012-11-16	0	1,675	1,675
45,222 sq ft Jamestown Medical Office Building - Jamestown, ND(5)	2013-01-01	0	6,597	6,597
		0	8,272	8,272

Commercial Industrial
27,698 sq ft Minot IPS - Minot, ND(6)	2012-12-17	0	4,087	4,087

Commercial Retail
3,702 sq ft Arrowhead First International Bank - Minot, ND(7)	2013-03-19	0	1,165	1,165

Total Development Projects Placed in Service		$0	$27,529	$27,529
(1)
Development property placed in service June 29, 2012. Additional costs paid in fiscal years 2012 and 2011, and land acquired in fiscal year 2007, totaled $13.0 million, for a total project cost at April 30, 2013 of $17.6 million.

(2)
Development property placed in service July 31, 2012. Buildings 1 and 2 were placed in service in fiscal year 2012. Additional costs paid in fiscal year 2012 totaled $12.0 million, for a total project cost at April 30, 2013 of $19.1 million.

(3)	Redevelopment property placed in service April 15, 2013. Additional costs paid in fiscal years 2012 and 2011 totaled approximately $321,000, for a total project cost at April 30, 2013 of $2.7 million.
(4)	Expansion project placed in service November 16, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $3.5 million.
(5)	Development property placed in service January 1, 2013. Additional costs paid in fiscal year 2012 totaled $1.0 million, for a total project cost at April 30, 2013 of $7.6 million.
(6)	Development property placed in service December 17, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $5.9 million.
(7)	Development property placed in service March 19, 2013. Additional costs paid in fiscal year 2012 totaled approximately $75,000, for a total project cost at April 30, 2013 of $1.2 million

2013 Annual Report

NOTE 10 • continued
Fiscal 2012 (May 1, 2011 to April 30, 2012)
Acquisitions		(in thousands)
	Date Acquired	Land	Building	Intangible Assets	Acquisition Cost

Multi-Family Residential
147 unit - Regency Park Estates - St. Cloud, MN	2011-08-01	$702	$10,198	$0	$10,900
50 unit - Cottage West Twin Homes - Sioux Falls, SD	2011-10-12	968	3,762	0	4,730
24 unit - Gables Townhomes - Sioux Falls, SD	2011-10-12	349	1,921	0	2,270
36 unit - Evergreen II - Isanti, MN	2011-11-01	691	2,784	0	3,475
116 unit - Grand Gateway - St. Cloud MN	2012-02-16	814	7,086	0	7,900
84 unit - Ashland - Grand Forks, ND	2012-03-16	741	7,569	0	8,310
		4,265	33,320	0	37,585

Commercial Healthcare
17,273 sq. ft Spring Creek American Falls - American Falls, ID	2011-09-01	145	3,870	55	4,070
15,571 sq. ft Spring Creek Soda Springs - Soda Springs, ID	2011-09-01	66	2,134	30	2,230
15,559 sq. ft Spring Creek Eagle - Eagle, ID	2011-09-01	263	3,775	62	4,100
31,820 sq. ft Spring Creek Meridian - Meridian, ID	2011-09-01	424	6,724	102	7,250
26,605 sq. ft Spring Creek Overland - Boise, ID	2011-09-01	687	5,941	97	6,725
16,311 sq. ft Spring Creek Boise - Boise, ID	2011-09-01	708	4,296	71	5,075
26,605 sq. ft Spring Creek Ustick - Meridian, ID	2011-09-01	467	3,833	0	4,300
Meadow Wind Land - Casper, WY	2011-09-01	50	0	0	50
3,431 sq. ft Edina 6525 Drew Ave S - Edina, MN	2011-10-13	388	117	0	505
		3,198	30,690	417	34,305

Unimproved Land
Industrial-Office Build-to-Suit - Minot, ND	2011-09-07	416	0	0	416
Renaissance Heights - Williston, ND	2012-04-11	4,600	0	0	4,600
		5,016	0	0	5,016

Total Property Acquisitions		$12,479	$64,010	$417	$76,906

2013 Annual Report

NOTE 10 • continued
		(in thousands)
Development Projects Placed in Service	Date Placed in Service	Land	Building	Development Cost

Multi-Family Residential
72 unit - Williston Garden Buildings 1 and 2 - Williston, ND(1)	2012-04-27	$700	$8,978	$9,678

Commercial Healthcare
24,795 sq. ft Trinity at Plaza 16 - Minot, ND(2)	2011-09-23	0	5,685	5,685
22,193 sq. ft Meadow Winds Addition - Casper, WY(3)	2011-12-30	0	3,952	3,952
		0	9,637	9,637

Commercial Retail
19,037 sq. ft. Jamestown Buffalo Mall - Jamestown, ND(4)	2011-06-15	0	879	879

Total Development Projects Placed in Service		$700	$19,494	$20,194
(1)	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
(2)	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
(3)	Expansion project placed in service December 30, 2011.
(4)	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
Acquisitions in fiscal years 2013 and 2012 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2013 and 2012 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2013	April 30, 2012
Total revenue	$6,497	$4,213
Net income	$(66)	$950

2013 Annual Report

NOTE 10 • continued
PROPERTY DISPOSITIONS
During fiscal year 2013, the Company disposed of three multi-family residential properties, one retail property, one healthcare property and four condominium units for an aggregate sales price of $26.3 million, compared to dispositions totaling $3.2 million in fiscal year 2012. The fiscal year 2013 and 2012 dispositions are detailed below.
Fiscal 2013 (May 1, 2012 to April 30, 2013)
		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Multi-Family Residential
116 unit - Terrace on the Green - Fargo, ND	2012-09-27	$3,450	$1,248	$2,202
85 unit - Prairiewood Meadows - Fargo, ND	2012-09-27	3,450	2,846	604
66 unit - Candlelight - Fargo, ND	2012-11-27	1,950	1,178	772
		8,850	5,272	3,578

Commercial Retail
16,080 sq ft Kentwood Thomasville - Kentwood, MI	2012-06-20	625	692	(67)

Commercial Healthcare
47,950 sq ft Steven's Pointe -Steven's Point, WI	2013-04-25	16,100	12,667	3,433

Other
Georgetown Square Condominiums 5 and 6	2012-06-21	330	336	(6)
Georgetown Square Condominiums 3 and 4	2012-08-02	368	421	(53)
		698	757	(59)

Total Property Dispositions		$26,273	$19,388	$6,885

Fiscal 2012 (May 1, 2011 to April 30, 2012)
		(in thousands)
Dispositions	Date Disposed	Sales Price	Book Value and Sales Cost	Gain/(Loss)

Commercial Retail
41,200 sq ft. Livingstone Pamida - Livingston, MT	2011-08-01	$2,175	$1,586	$589
12,556 sq ft. East Grand Station – East Grand Forks, MN	2012-03-03	1,062	1,302	(240)

Total Property Dispositions		$3,237	$2,888	$349

Results of operations from acquired properties
Acquisitions in fiscal years 2013 and 2012 are immaterial to our real estate portfolio both individually and in the aggregate, and consequently no proforma information is presented. The results of operations from acquired properties are included in the Consolidated Statements of Operations as of their acquisition date. The revenue and net income of our fiscal year 2013 and 2012 acquisitions (excluding development projects placed in service) are detailed below.
	(in thousands)
	April 30, 2013	April 30, 2012
Total revenue	$6,497	$4,213
Net income	$(66)	$950

OPERATING SEGMENTS (Tables)	12 Months Ended
Apr. 30, 2013
OPERATING SEGMENTS [Abstract]
Revenues and Net Operating Income for Reportable Segments
Segment information in this report is presented based on net operating income, which we define as total real estate revenues and gain on involuntary conversion less real estate expenses (which consist of utilities, maintenance, real estate taxes, insurance, property management expenses and other property expenses). We believe that NOI is an important supplemental measure of operating performance for a REIT's operating real estate because it provides a measure of core operations that is unaffected by depreciation, amortization, financing and general and administrative expense.  NOI does not represent cash generated by operating activities in accordance with GAAP and should not be considered an alternative to net income, net income available for common shareholders or cash flow from operating activities as a measure of financial performance. The following tables present real estate revenues and net operating income for the fiscal years ended April 30, 2013, 2012 and 2011 from our five reportable segments, and reconcile net operating income of reportable segments to net income as reported in the consolidated financial statements. Segment assets are also reconciled to Total Assets as reported in the consolidated financial statements. The tables have been restated to reflect the reclassification of a commercial property in Minot, North Dakota, from commercial retail to the commercial office segment.

	(in thousands)
Year Ended April 30, 2013	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$90,759	$77,766	$61,975	$12,247	$13,622	$256,369
Real estate expenses	38,716	38,175	16,779	3,750	5,039	102,459
Gain on involuntary conversion	3,852	0	0	0	1,232	5,084
Net operating income	$55,895	$39,591	$45,196	$8,497	$9,815	158,994
Depreciation/amortization						(64,399)
Administrative, advisory and trustee fees						(8,494)
Other expenses						(2,173)
Interest expense						(62,268)
Interest and other income						748
Income from continuing operations						22,408
Income from discontinued operations						7,564
Net income						$29,972

	(in thousands)
Year Ended April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Real estate revenue	$72,500	$74,914	$64,511	$11,582	$12,460	$235,967
Real estate expenses	33,905	34,963	20,650	3,063	4,185	96,766
Gain on involuntary conversion	0	0	0	0	274	274
Net operating income	$38,595	$39,951	$43,861	$8,519	$8,549	139,475
Depreciation/amortization						(58,737)
Administrative, advisory and trustee fees						(7,381)
Other expenses						(1,898)
Interest expense						(63,250)
Interest and other income						786
Income from continuing operations						8,995
Income from discontinued operations						711
Net income						$9,706
2013 Annual Report

NOTE 11 • continued
Year Ended April 30, 2011	(in thousands)
	Multi-Family Residential	Commercial- Office	Commercial- Healthcare	Commercial- Industrial	Commercial- Retail	Total

Real estate revenue	$65,229	$77,981	$64,879	$10,548	$12,528	$231,165
Real estate expenses	33,216	36,102	22,443	3,811	4,631	100,203
Net operating income	$32,013	$41,879	$42,436	$6,737	$7,897	130,962
Depreciation/amortization						(56,852)
Administrative, advisory and trustee services						(7,222)
Other expenses						(1,747)
Interest expense						(61,913)
Interest and other income						541
Income from continuing operations						3,769
Income from discontinued operations						20,582
Net income						$24,351

Segment Assets and Accumulated Depreciation
Segment Assets and Accumulated Depreciation
	(in thousands)
As of April 30, 2013	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$659,696	$625,296	$501,191	$125,772	$121,015	$2,032,970
Less accumulated depreciation	(140,354)	(139,324)	(90,891)	(23,688)	(26,164)	(420,421)
Total property owned	$519,342	$485,972	$410,300	$102,084	$94,851	$1,612,549
Cash and cash equivalents						94,133
Other investments						639
Receivables and other assets						113,948
Development in progress						46,782
Unimproved land						21,503
Total Assets						$1,889,554

	(in thousands)
As of April 30, 2012	Multi-Family Residential	Commercial Office	Commercial Healthcare	Commercial Industrial	Commercial Retail	Total

Segment assets
Property owned	$539,783	$616,743	$500,268	$119,002	$116,213	$1,892,009
Less accumulated depreciation	(128,834)	(121,862)	(78,744)	(20,693)	(23,357)	(373,490)
Total property owned	$410,949	$494,881	$421,524	$98,309	$92,856	$1,518,519
Real estate held for sale						2,067
Cash and cash equivalents						39,989
Other investments						634
Receivables and other assets						114,569
Development in progress						27,599
Unimproved land						10,990
Total Assets						$1,714,367

DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Apr. 30, 2013
DISCONTINUED OPERATIONS [Abstract]
Effect on Net Income and Gains or Losses From Sale Of Properties Classified as Discontinued Operations
The Company reports in discontinued operations the results of operations of a property that has either been disposed of or is classified as held for sale. The Company also reports any gains or losses from the sale of a property in discontinued operations. During fiscal year 2013, the Company disposed of three multi-family residential properties, one retail property, one healthcare property and four condominium units. Eight condominium units in Grand Chute, Wisconsin, and a retail property in Kentwood, Michigan, were classified as held for sale at April 30, 2012. There were no properties classified as held for sale as of April 30, 2013 and 2011. The following information shows the effect on net income and the gains or losses from the sale of properties classified as discontinued operations for the fiscal years ended April 30, 2013, 2012 and 2011. The financial statements have been restated to reflect the property sold or classified as held for sale during the three months ended July 31, 2013. During the first quarter of fiscal year 2014, the Company sold four commercial industrial properties and one commercial retail property and classified two commercial industrial properties as held for sale.
	(in thousands)
	2013	2012	2011
REVENUE
Real estate rentals	$4,252	$5,364	$11,430
Tenant reimbursement	604	661	749
TOTAL REVENUE	4,856	6,025	12,179
EXPENSES
Depreciation/amortization related to real estate investments	1,306	1,554	2,808
Utilities	108	268	815
Maintenance	260	333	1,140
Real estate taxes	504	610	1,256
Insurance	50	73	176
Property management expenses	168	329	1,118
Other property expenses	16	4	72
Other expenses	0	67	28
Amortization related to non-real estate investments	44	33	14
Impairment of real estate investments	305	428	0
TOTAL EXPENSES	2,761	3,699	7,427
Operating income	2,095	2,326	4,752
Interest expense	(1,418)	(1,980)	(3,540)
Interest income	0	0	5
Other income	2	16	0
Income from discontinued operations before gain on sale	679	362	1,217
Gain on sale of discontinued operations	6,885	349	19,365
INCOME FROM DISCONTINUED OPERATIONS	$7,564	$711	$20,582
Segment Data
Multi-Family Residential	$3,653	$161	$19,268
Commercial Office	0	0	0
Commercial Healthcare	3,419	(465)	(84)
Commercial Industrial	776	712	1,319
Commercial Retail	(284)	303	79
Total	$7,564	$711	$20,582

	(in thousands)
	2013	2012	2011
Property Sale Data
Sales price	$26,273	$3,237	$83,330
Net book value and sales costs	(19,388)	(2,888)	(63,965)
Gain on sale of discontinued operations	$6,885	$349	$19,365

	(in thousands)
	2013	2012
Asset and Liability Data
Total assets	$23,649	$44,270
Total liabilities	(283)	(16,257)

EARNINGS PER SHARE (Tables)	12 Months Ended
Apr. 30, 2013
EARNINGS PER SHARE [Abstract]
Reconciliation of Numerator and Denominator Used To Calculate Basic and Diluted Earnings per Share
Basic earnings per share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period. The Company has no outstanding options, warrants, convertible stock or other contractual obligations requiring issuance of additional common shares that would result in a dilution of earnings. Units can be exchanged for shares on a one-for-one basis after a minimum holding period of one year. The following table presents a reconciliation of the numerator and denominator used to calculate basic and diluted earnings per share reported in the consolidated financial statements for the fiscal years ended April 30, 2013, 2012 and 2011:
	For Years Ended April 30,
	(in thousands, except per share data)
	2013	2012	2011
NUMERATOR
Income from continuing operations – Investors Real Estate Trust	$19,341	$7,641	$3,621
Income from discontinued operations – Investors Real Estate Trust	6,189	571	16,461
Net income attributable to Investors Real Estate Trust	25,530	8,212	20,082
Dividends to preferred shareholders	(9,229)	(2,372)	(2,372)
Numerator for basic earnings per share – net income available to common shareholders	16,301	5,840	17,710
Noncontrolling interests – Operating Partnership	3,633	1,359	4,449
Numerator for diluted earnings per share	$19,934	$7,199	$22,159
DENOMINATOR
Denominator for basic earnings per share weighted average shares	93,344	83,557	78,628
Effect of convertible operating partnership units	21,191	19,875	20,154
Denominator for diluted earnings per share	114,535	103,432	98,782
Earnings per common share from continuing operations – Investors Real Estate Trust – basic and diluted	$.11	$.06	$.01
Earnings per common share from discontinued operations – Investors Real Estate Trust – basic and diluted	.06	.01	.21
NET INCOME PER COMMON SHARE – BASIC & DILUTED	$.17	$.07	$.22

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Apr. 30, 2013
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Expected Timing of Ground and Air Rights Lease Payments
The future minimum lease receipts to be received under non-cancellable leases for commercial properties as of April 30, 2013, assuming that no options to renew or buy out the lease are exercised, are as follows:
Year Ended April 30,	(in thousands)
2014	$114,118
2015	102,967
2016	92,131
2017	77,193
2018	61,744
Thereafter	195,986
$644,139

Schedule of Property Cost and Gross Rental Revenue
Purchase Options. The Company has granted options to purchase certain IRET properties to tenants in these properties, under lease agreements.  In general, the options grant the tenant the right to purchase the property at the greater of such property's appraised value or an annual compounded increase of a specified percentage of the initial cost of the property to IRET. The property cost and gross rental revenue of these properties are as follows:
2013 Annual Report

NOTE 15 • continued
	(in thousands)
		Gross Rental Revenue
Property	Investment Cost	2013	2012	2011
Billings 2300 Grant Road - Billings, MT	$2,522	$299	$291	$226
Fargo 1320 45th Street N - Fargo, ND	4,160	400	400	333
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN	21,601	2,152	2,152	2,152
Missoula 3050 Great Northern - Missoula, MT	2,723	323	315	243
Sartell 2000 23rd Street South - Sartell, MN	12,716	365	868	1,209
Spring Creek American Falls- American Falls, ID	4,070	352	234	n/a
Spring Creek Boise - Boise, ID	5,075	440	293	n/a
Spring Creek Eagle - Eagle, ID	4,100	356	237	n/a
Spring Creek Meridian - Meridian, ID	7,250	624	417	n/a
Spring Creek Overland - Overland, ID	6,725	580	387	n/a
Spring Creek Soda Springs - Soda Springs, ID	2,262	196	130	n/a
Spring Creek Ustick - Meridian, ID	4,300	368	246	n/a
St. Michael Clinic - St. Michael, MN	2,851	249	248	244
Urbandale - Urbandale, IA	15,218	1,153	n/a	n/a
Winsted Industrial Building - Winsted, MN	1,054	70	32	n/a
Total	$96,627	$7,927	$6,250	$4,407

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Apr. 30, 2013
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements on a Nonrecurring Basis
Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2013 consisted of real estate investments that were written-down to estimated fair value during fiscal year 2013. Non-financial assets measured at fair value on a nonrecurring basis at April 30, 2012 consisted of real estate held for sale that was written-down to estimated fair value during fiscal year 2012. See Note 2 for additional information on impairment losses recognized during fiscal years 2013 and 2012. The aggregate fair value of these assets by their levels in the fair value hierarchy are as follows:
2013 Annual Report

NOTE 16 • continued

	(in thousands)
	April 30, 2013
	Total	Level 1	Level 2	Level 3
Real estate investments	$335	$0	$0	$335

	(in thousands)
	April 30, 2012
	Total	Level 1	Level 2	Level 3
Real estate held for sale	$2,067	$0	$0	$2,067

Financial Assets and Liabilities Not Measured at Fair Value

Estimated Fair Values of Financial Instruments
The estimated fair values of the Company's financial instruments as of April 30, 2013 and 2012 are as follows:
	(in thousands)
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
FINANCIAL ASSETS
Cash and cash equivalents	94,133	94,133	39,989	39,989
Other investments	639	639	634	634
FINANCIAL LIABILITIES
Other debt	18,076	18,156	13,875	13,973
Lines of credit	10,000	10,000	39,000	39,000
Mortgages payable	1,049,206	1,160,190	1,048,689	1,087,082

QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) (Tables)	12 Months Ended
Apr. 30, 2013
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
Schedule of Quarterly Results of Consolidation Operations
	(in thousands, except per share data)
QUARTER ENDED	July 31, 2012	October 31, 2012	January 31, 2013	April 30, 2013
Revenues	$60,975	$63,901	$65,221	$66,272
Net income attributable to Investors Real Estate Trust	$1,679	$8,512	$5,324	$10,015
Net income available to common shareholders	$1,086	$5,634	$2,445	$7,136
Net income per common share - basic & diluted	$.01	$.06	$.03	$.07

	(in thousands, except per share data)
QUARTER ENDED	July 31, 2011	October 31, 2011	January 31, 2012	April 30, 2012
Revenues	$58,127	$59,166	$59,516	$59,158
Net income attributable to Investors Real Estate Trust	$1,421	$1,285	$2,127	$3,379
Net income (loss) available to common shareholders	$828	$692	$1,534	$2,786
Net income (loss) per common share - basic & diluted	$.01	$.01	$.02	$.03

REDEEMABLE NONCONTROLLING INTERESTS (Tables)	12 Months Ended
Apr. 30, 2013
REDEEMABLE NONCONTROLLING INTERESTS [Abstract]
Redeemable Noncontrolling Interest
Redeemable noncontrolling interests on our Consolidated Balance Sheets represent the noncontrolling interest in a joint venture of the Company in which the Company's unaffiliated partner, at its election, could require the Company to buy its interest at a purchase price to be determined by an appraisal conducted in accordance with the terms of the agreement, or at a negotiated price. Redeemable noncontrolling interests are presented at the greater of their carrying amount or redemption value at the end of each reporting period. Changes in the value from period to period are charged to common shares of beneficial interest on our Consolidated Balance Sheets. The Company acquired this interest from its joint venture partner in the third quarter of fiscal year 2012. The Company had no redeemable noncontrolling interests during the fiscal year ended April 30, 2013. As of April 30, 2012 and 2011, the estimated redemption value of the redeemable noncontrolling interests was $0 and $987,000, respectively.  Below is a table reflecting the activity of the redeemable noncontrolling interests.
	(in thousands)
	2012	2011
Balance at beginning of fiscal year	$987	$1,812
Net income (loss)	12	(13)
Net distributions	(27)	(442)
Mark-to-market adjustments	35	(370)
Acquisition of joint venture partner's interest	(1,007)	0
Balance at close of fiscal year	$0	$987

STOCK BASED COMPENSATION (Tables)	12 Months Ended
Apr. 30, 2013
STOCK BASED COMPENSATION
Compensation Expense Recognized
Total compensation expense recognized in the consolidated financial statements for the three years ended April 30, 2013 for all share based awards, was as follows (in thousands):
	Year Ended April 30,
	2013	2012	2011
Stock-based compensation expense	$0	$332,000	$404,000

ORGANIZATION (Details)	Apr. 30, 2013 sqft
ORGANIZATION [Abstract]
Percentage of ordinary taxable income that must be distributed to shareholders (in hundredths)	90.00%
Real Estate Properties [Line Items]
Number of apartment units owned	4,865
Net rentable area (in square feet)	12,400,000
Multi-family residential properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	87
Number of apartment units owned	10,280
Commercial properties [Member]
Real Estate Properties [Line Items]
Number of real estate properties	182

BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Jul. 31, 2013	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Oct. 31, 2012
BASIS OF PRESENTATION [Abstract]
Interest in operating partnership (in hundredths)		82.40%	81.50%
Percentage of general interest partnership (in hundredths)		100.00%
Redemption basis		one-for-one
Redemptions by limited partner, maximum		2
Number of units to redeem, minimum (in units)		1,000
Period to hold the beneficial interest, minimum		1 year
RECLASSIFICATIONS [Abstract]
Number of retail properties sold	1		2
Number of properties classified as held for sale	2	0	8	0
Number of apartment complexes sold		3
Iret Number Of Healthcare Properties Sold		1
Number of industrial properties sold	4
Real Estate Properties [Line Items]
Impairment of retail property		$ 305,000	$ 428,000	$ 0
Number of impairment properties		1	2
Goodwill impairment			7,000
IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES AND GOODWILL [Abstract]
New intangible assets		1,600,000	416,000
Addition to intangible liabilities		0	0
Weighted average lives of intangible assets and intangible liabilities		6 months	10 years
Goodwill book value		1,106,000	1,120,000
Recognized impairment goodwill			7,000
PROPERTY AND EQUIPMENT [Abstract]
Property and equipment cost		2,900,000	2,900,000
Accumulated depreciation		1,673,000	1,423,000
Compensating Balances [Line Items]
Certificates of deposit		639,000
Remaining terms of certificates of deposit		2 years
Decrease in lender holdbacks		1,891,000	5,681,000	3,276,000
Increase in lender holdbacks for improvements		2,466,000	1,730,000	10,712,000
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	563,000	154,000
Provision		1,008,000	(142,000)	665,000
Balance at close of year		563,000	154,000
Income Tax Disclosure [Abstract]
Minimum dividend distribution percentage (in hundredths)		90.00%
Dividend distribution percentage (in hundredths)		90.00%	90.00%	90.00%
Distribution of federal income tax (in hundredths)			23.17%	18.04%
Distribution of capital gain (in hundredths)			2.41%	37.48%
Distribution made as return of capital (in hundredths)			74.42%	44.48%
INVOLUNTARY CONVERSION OF ASSETS [Abstract]
Expensed flood and fire insurance deductibles		400,000
Number of 32-unit buildings		2
Number of units in building		32
Number of buildings destroyed					1
Deductible amount for losses to be covered under insurance policy		200,000
Insurance proceeds received for flood clean up costs and redevelopment		2,900,000	5,700,000
Insurance proceeds received for reimbursement for business interruption (loss of rents)		409,000	666,000
Estimated gain on involuntary conversion		2,300,000	274,000
Allowance for Doubtful Accounts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year		1,363,000	1,316,000	1,172,000
Provision		665,000	298,000	733,000
Write-off		(635,000)	(251,000)	(589,000)
Balance at close of year		1,393,000	1,363,000	1,316,000
Dacotah Bank, Minot, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		350,000,000
United Community Bank, Minot, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		275,000,000
Commerce Bank, A Minnesota Banking Corporation [Member]
Compensating Balances [Line Items]
Compensating balance		250,000,000
First International Bank, Watford City, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		6,100,000
Peoples State Bank of Velva, North Dakota [Member]
Compensating Balances [Line Items]
Compensating balance		225,000,000
Equity Bank, Minnetonka, Minnesota [Member]
Compensating Balances [Line Items]
Compensating balance		300,000,000
Associated Bank, Green Bay, Wisconsin [Member]
Compensating Balances [Line Items]
Compensating balance		500,000,000
Venture Bank, Eagan, Minnesota [Member]
Compensating Balances [Line Items]
Compensating balance		500,000,000
American National Bank, Omaha, Nebraska [Member]
Compensating Balances [Line Items]
Compensating balance		400,000,000
Multi-family residential properties [Member]
Finite-Lived Intangible Assets [Line Items]
Number of properties disposed		2		4
Goodwill derecognized		14,000		261,000
Kentwood, Michigan, retail property [Member]
Real Estate Properties [Line Items]
Impairment of retail property			128,000
Grand Chute, Wisconsin [Member]
Real Estate Properties [Line Items]
Impairment of retail property			$ 293,000

CREDIT RISK (Details) (USD $) In Millions, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
CREDIT RISK [Abstract]
Amounts deposit not insured by FDIC	$ 29.6	$ 15.1

PROPERTY OWNED (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
PROPERTY OWNED [Abstract]
Property owned net	$ 1,612,549,000	$ 1,518,519,000
Capitalized interest during construction	742,000	571,000	152,000
Future minimum lease receipts to be received under non-cancellable leases [Abstract]
2014	114,118,000
2015	102,967,000
2016	92,131,000
2017	77,193,000
2018	61,744,000
Thereafter	195,986,000
Total	$ 644,139,000

IDENTIFIED INTANGIBLE ASSETS AND LIABILITIES (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Identified intangible assets (included in intangible assets) [Roll Forward]
Gross carrying amount	$ 68,165,000	$ 92,401,000
Accumulated amortization	(27,708,000)	(47,813,000)
Net carrying amount	40,457,000	44,588,000
Identified intangible liabilities (included in other liabilities) [Abstract]
Gross carrying amount	391,000	1,104,000
Accumulated amortization	(296,000)	(967,000)
Net carrying amount	95,000	137,000
Other Identified Intangible Assets [Member]
Identified intangible liabilities (included in other liabilities) [Abstract]
Amortization of Intangible Assets	5,500,000,000	5,500,000,000	7,100,000,000
Estimated annual amortization [Abstract]
2014	4,826,000
2015	3,815,000
2016	3,598,000
2017	3,129,000
2018	2,643,000
Leases, Acquired-in-Place, Market Adjustment [Member]
Identified intangible liabilities (included in other liabilities) [Abstract]
Amortization of Intangible Assets	(29,000)	(45,000)	(72,000)
Estimated annual amortization [Abstract]
2014	37,000
2015	18,000
2016	14,000
2017	6,000
2018	$ (5,000)

NONCONTROLLING INTERESTS (Details) (USD $)	12 Months Ended																			12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013 Mendota Properties LLC [Member]	Apr. 30, 2012 Mendota Properties LLC [Member]	Apr. 30, 2013 IRET-1715 YDR, LLC [Member]	Apr. 30, 2012 IRET-1715 YDR, LLC [Member]	Apr. 30, 2013 IRET-Williston Garden Apartments, LLC [Member]	Apr. 30, 2012 IRET-Williston Garden Apartments, LLC [Member]	Apr. 30, 2013 IRET - Jamestown Medical Building, LLC [Member]	Apr. 30, 2012 IRET - Jamestown Medical Building, LLC [Member]	Apr. 30, 2013 WRH Holding, LLC [Member]	Apr. 30, 2012 WRH Holding, LLC [Member]	Apr. 30, 2013 IRET-Cypress Court Apartments, LLC [Member]	Apr. 30, 2012 IRET-Cypress Court Apartments, LLC [Member]	Apr. 30, 2013 IRET - Minot Apartments, LLC [Member]	Oct. 31, 2012 IRET - Minot Apartments, LLC [Member]	Apr. 30, 2012 IRET - Minot Apartments, LLC [Member]	Apr. 30, 2013 IRET - WRH 1, LLC [Member]	Apr. 30, 2012 IRET - WRH 1, LLC [Member]	Apr. 30, 2013 Commons at Southgate - Minot, ND [Member]	Apr. 30, 2013 Landing at Southgate - Minot, ND [Member]
Noncontrolling Interest [Line Items]
Noncontrolling interests - consolidated real estate entities	$ 26,055,000	$ 13,564,000	$ 7,236,000	$ 7,460,000	$ 1,003,000	$ 958,000	$ 2,597,000	$ 2,295,000	$ 1,396,000	$ 1,471,000	$ 1,118,000	$ 1,380,000	$ 1,149,000	$ 0	$ 5,937,000		$ 0	$ 5,619,000	$ 0
Number of apartment units owned	4,865															341
Number of 36 unit buildings																					3
Number of units in building	32																			233	36
Construction costs for joint venture	$ 52,200,000
Percentage of cost financed with debt (in hundredths)	69.00%														7.00%
Ownership percentage (in hundredths)	51.00%														49.00%

LINE OF CREDIT (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Line of Credit Facility [Line Items]
Line of credit, minimum outstanding principal balance	$ 10,000,000
Debt instrument, description of variable rate basis	Journal Prime Rate
Debt instrument, basis spread on variable rate (in hundredths)	1.25%
Debt instrument, covenant description	The line of credit may be prepaid at par at any time. The facility includes covenants and restrictions requiring the Company to achieve on a calendar quarter basis a debt service coverage ratio on borrowing base collateral of 1.25x in the aggregate and 1.00x on individual assets in the collateral pool
Minimum deposit	6,000,000
Non-interest bearing account	1,500,000
Line of credit facility, collateral cost	117,300,000
Number of properties securing line of credit	23
Credit Facility [Abstract]
Amount Available	60,000,000
First International Bank & Trust [Member]
Line of Credit Facility [Line Items]
Number of securing line of credit	1
Credit Facility [Abstract]
Amount Available	60,000,000
Amount Outstanding	$ 10,000,000	$ 39,000,000
Interest rate (in hundredths)	5.15%
Maturity Date	Aug 12, 2014
Weighted Average Interest Rate (in hundredths)	5.17%
Interest Rate Cap [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate (in hundredths)	8.65%
Interest Rate Floor [Member]
Line of Credit Facility [Line Items]
Debt instrument, interest rate (in hundredths)	5.15%

MORTGAGES PAYABLE (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Debt Instrument [Line Items]
Interest rates on mortgages payable range, minimum (in hundredths)	2.57%
Interest rates on mortgages payable range, maximum (in hundredths)	8.25%
Mortgages maturity date range, start	Jun 30, 2013
Mortgages maturity date range, end	Jul 1, 2036
Fixed rate mortgages	$ 1,000,000,000	$ 1,000,000,000
Variable rate mortgages	26,200,000	16,200,000
Weighted average rate of interest on mortgage debt (in hundredths)	5.55%	5.78%
Aggregate amount of required future principal payments on mortgages payable [Abstract]
2014	64,923,000
2015	110,972,000
2016	92,336,000
2017	219,315,000
2018	66,944,000
Thereafter	494,716,000
Total payments	1,049,206,000	1,048,689,000
Line of Credit Facility [Line Items]
Maximum borrowing capacity	60,000,000
Number of properties securing line of credit	23
Secured Debt [Member]
Line of Credit Facility [Line Items]
Maximum borrowing capacity	60,000,000
Line of Credit Facility, Amount Outstanding	$ 10,000,000
Number of properties securing line of credit	23
Number of properties not encumbered	35

TRANSACTIONS WITH RELATED PARTIES (Details) (USD $)	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
BANKING SERVICES [Abstract]
Number of mortgage loans outstanding	2
Balance drawn on construction loan	$ (5,277,000)	[1]	$ (7,497,000)	[1]	$ (7,288,000)	[1]
Commitment amount of line of credit facility	12,000,000
Amount withdrawn under the credit facility	60,000,000
Non interest bearing account	1,500,000
Line of Credit [Member]
BANKING SERVICES [Abstract]
Borrowed amount					14,000,000
Amount withdrawn under the credit facility	60,000,000
Interest paid					72,000
Mortgage Loans on Real Estate [Member]
BANKING SERVICES [Abstract]
Interest and fees paid amount			422,000		390,000
First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Construction Loan	43,700,000
Interest and fees paid amount	1,200,000		1,100,000		893,000
First International Bank & Trust [Member] | Multi bank Line of Credit [Member]
BANKING SERVICES [Abstract]
Interest paid	196,000		531,000		212,000
Bank services charges and fee	40,000		70,000		219,000
Compensating balance	6,000,000
Non interest bearing account	1,500,000
Interest bearing account	4,500,000
Percentage interest on deposited amount (in hundredths)	0.25%
Bank service and other fees charged	500		500		500
Georgetown Square/Fox River [Member] | First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Principal balance	2,400,000
Interest Rate (in hundredths)	725.00%
Grand Forks MedPark Mall [Member] | First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Principal balance	3,200,000
Interest Rate (in hundredths)	625.00%
Residential Property [Member] | First International Bank & Trust [Member]
BANKING SERVICES [Abstract]
Balance drawn on construction loan	$ 258,000

[1]	Consists of miscellaneous disposed assets and assets moved to Development in Progress.

ACQUISITIONS AND DISPOSITIONS (Details) (USD $)	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012
Significant Acquisitions and Disposals [Line Items]
Cash paid for acquisition of property	$ 135,800,000		$ 97,100,000
Assumed debt	12,500,000		7,200,000
Noncontrolling Interest in Operating Partnerships	12,600,000		8,100,000
Estimated cost of construction	25,800,000
Transaction costs expensed during the period			542,000
Acquisitions and development projects placed in service [Abstract]
Land	29,361,000		12,479,000
Buildings	77,316,000		64,010,000
Intangible assets	1,564,000		417,000
Acquisition costs	108,241,000		76,906,000
Results of operations from acquired properties [Abstract]
Total revenue	6,497,000		4,213,000
Net income	(66,000)		950,000
Dispositions [Abstract]
Sales price	26,273,000		3,237,000
Book value and sales cost	19,388,000		2,888,000
Gain/(Loss)	6,885,000		349,000
Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Land	6,854,000		4,265,000
Buildings	77,316,000		33,320,000
Intangible assets	1,564,000		0
Acquisition costs	85,734,000		37,585,000
Dispositions [Abstract]
Sales price	8,850,000
Book value and sales cost	5,272,000
Gain/(Loss)	3,578,000
Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Land			3,198,000
Buildings			30,690,000
Intangible assets			417,000
Acquisition costs			34,305,000
Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Land	22,507,000		5,016,000
Buildings	0		0
Intangible assets	0		0
Acquisition costs	22,507,000		5,016,000
Other Disposition [Member]
Dispositions [Abstract]
Sales price	698,000
Book value and sales cost	757,000
Gain/(Loss)	(59,000)
Arcata - Golden Valley, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr 30, 2013
Land	2,088,000
Buildings	0
Intangible assets	0
Acquisition costs	2,088,000
Ashland Grand Forks ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Mar 16, 2012
Land			741,000
Buildings			7,569,000
Intangible assets			0
Acquisition costs			8,310,000
Number of apartment units			84
Badger Hills Rochester, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Dec 14, 2012	[1]
Land	1,050,000	[1]
Buildings	0	[1]
Intangible assets	0	[1]
Acquisition costs	1,050,000	[1]
Bismarck 4916 - Bismarck, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr 12, 2013
Land	3,250,000
Buildings	0
Intangible assets	0
Acquisition costs	3,250,000
Candlelight - Fargo, ND [Member] | Multi-Family Residential [Member]
Dispositions [Abstract]
Number of apartment units	66
Date Disposal	Nov 27, 2012
Sales price	1,950,000
Book value and sales cost	1,178,000
Gain/(Loss)	772,000
Colony - Lincoln, NE [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jun 4, 2012
Land	1,515,000
Buildings	15,731,000
Intangible assets	254,000
Acquisition costs	17,500,000
Number of apartment units	232
Commons at Southgate - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan 22, 2013	[2]
Land	3,691,000	[2]
Buildings	0	[2]
Intangible assets	0	[2]
Acquisition costs	3,691,000	[2]
Cottage West Twin Homes - Sioux Falls, SD [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Oct 12, 2011
Land			968,000
Buildings			3,762,000
Intangible assets			0
Acquisition costs			4,730,000
Number of apartment units			50
Cypress Court - St. Cloud, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Aug 10, 2012
Land	447,000
Buildings	0
Intangible assets	0
Acquisition costs	447,000
Cypress Court Apartment Development St. Cloud, MN [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Aug 10, 2012	[3]
Land	1,136,000	[3]
Buildings	0	[3]
Intangible assets	0	[3]
Acquisition costs	1,136,000	[3]
East Grand Station East Grand Forks, MN [Member] | Commercial Retail [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)			12,556
Date Disposal			Mar 3, 2012
Sales price			1,062,000
Book value and sales cost			1,302,000
Gain/(Loss)			(240,000)
Edina 6525 Drew Ave S Edina, MN [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Oct 13, 2011
Land			388,000
Buildings			117,000
Intangible assets			0
Acquisition costs			505,000
Area of a real estate property (in square feet)			3,431
Evergreen II - Isanti, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Nov 1, 2011
Land			691,000
Buildings			2,784,000
Intangible assets			0
Acquisition costs			3,475,000
Number of apartment units			36
Gables Townhomes - Sioux Falls, SD [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Oct 12, 2011
Land			349,000
Buildings			1,921,000
Intangible assets			0
Acquisition costs			2,270,000
Number of apartment units			24
Georgetown Square Condominiums 5 and 6 [Member] | Other Disposition [Member]
Dispositions [Abstract]
Date Disposal	Jun 21, 2012
Sales price	330,000
Book value and sales cost	336,000
Gain/(Loss)	(6,000)
Georgetown Square Condominiums 3 and 4 [Member] | Other Disposition [Member]
Dispositions [Abstract]
Date Disposal	Aug 2, 2012
Sales price	368,000
Book value and sales cost	421,000
Gain/(Loss)	(53,000)
Grand Forks Grand Forks, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Dec 31, 2012
Land	4,278,000
Buildings	0
Intangible assets	0
Acquisition costs	4,278,000
Grand Forks 2150 Grand Forks, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Mar 25, 2013
Land	1,600,000
Buildings	0
Intangible assets	0
Acquisition costs	1,600,000
Grand Gateway St Cloud MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Feb 16, 2012
Land			814,000
Buildings			7,086,000
Intangible assets			0
Acquisition costs			7,900,000
Number of apartment units			116
Industrial-Office Build-to-Suit - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 7, 2011
Land			416,000
Buildings			0
Intangible assets			0
Acquisition costs			416,000
Kentwood Thomasville Kentwood, MI [Member] | Commercial Retail [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)	16,080
Date Disposal	Jun 20, 2012
Sales price	625,000
Book value and sales cost	692,000
Gain/(Loss)	(67,000)
Lakeside Village - Lincoln, NE [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jun 4, 2012
Land	1,215,000
Buildings	15,837,000
Intangible assets	198,000
Acquisition costs	17,250,000
Number of apartment units	208
Landing at Southgate - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan 22, 2013	[2]
Land	2,262,000	[2]
Buildings	0	[2]
Intangible assets	0	[2]
Acquisition costs	2,262,000	[2]
Livingstone Pamida Livingston, MT [Member] | Commercial Retail [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)			41,200
Date Disposal			Aug 1, 2011
Sales price			2,175,000
Book value and sales cost			1,586,000
Gain/(Loss)			589,000
Meadow Wind Land Casper, WY [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			50,000
Buildings			0
Intangible assets			0
Acquisition costs			50,000
Minot (Southgate Lot 4) - Minot, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan 11, 2013
Land	1,882,000
Buildings	0
Intangible assets	0
Acquisition costs	1,882,000
Prairiewood Meadows - Fargo, ND [Member] | Multi-Family Residential [Member]
Dispositions [Abstract]
Number of apartment units	85
Date Disposal	Sep 27, 2012
Sales price	3,450,000
Book value and sales cost	2,846,000
Gain/(Loss)	604,000
Ponds at Heritage Place - Sartell, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Oct 10, 2012
Land	395,000
Buildings	4,564,000
Intangible assets	61,000
Acquisition costs	5,020,000
Number of apartment units	58
Regency Park Estates - St. Cloud, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Aug 1, 2011
Land			702,000
Buildings			10,198,000
Intangible assets			0
Acquisition costs			10,900,000
Number of apartment units			147
Renaissance Heights Williston ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Apr 11, 2012
Land			4,600,000
Buildings			0
Intangible assets			0
Acquisition costs			4,600,000
Spring Creek American Falls - American Falls, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			145,000
Buildings			3,870,000
Intangible assets			55,000
Acquisition costs			4,070,000
Area of a real estate property (in square feet)			17,273
Spring Creek Soda Springs - Soda Springs, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			66,000
Buildings			2,134,000
Intangible assets			30,000
Acquisition costs			2,230,000
Area of a real estate property (in square feet)			15,571
Spring Creek Eagle - Eagle, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			263,000
Buildings			3,775,000
Intangible assets			62,000
Acquisition costs			4,100,000
Area of a real estate property (in square feet)			15,559
Spring Creek Meridian - Meridian, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			424,000
Buildings			6,724,000
Intangible assets			102,000
Acquisition costs			7,250,000
Area of a real estate property (in square feet)			31,820
Spring Creek Overland Boise, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			687,000
Buildings			5,941,000
Intangible assets			97,000
Acquisition costs			6,725,000
Area of a real estate property (in square feet)			26,605
Spring Creek-Boise - Boise, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			708,000
Buildings			4,296,000
Intangible assets			71,000
Acquisition costs			5,075,000
Area of a real estate property (in square feet)			16,311
Spring Creek Ustick - Meridian, ID [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 1, 2011
Land			467,000
Buildings			3,833,000
Intangible assets			0
Acquisition costs			4,300,000
Area of a real estate property (in square feet)			26,605
Stevens Point Stevens Point WI [Member] | Commercial-Healthcare [Member]
Dispositions [Abstract]
Area of a real estate property (in square feet)	47,950
Date Disposal	Apr 25, 2013
Sales price	16,100,000
Book value and sales cost	12,667,000
Gain/(Loss)	3,433,000
Terrace on the Green Fargo, ND [Member] | Multi-Family Residential [Member]
Dispositions [Abstract]
Number of apartment units	116
Date Disposal	Sep 27, 2012
Sales price	3,450,000
Book value and sales cost	1,248,000
Gain/(Loss)	2,202,000
University Commons Williston, ND [Member] | Unimproved Land [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Aug 1, 2012
Land	823,000
Buildings	0
Intangible assets	0
Acquisition costs	823,000
Villa West - Topeka, KS [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	May 8, 2012
Land	1,590,000
Buildings	15,760,000
Intangible assets	300,000
Acquisition costs	17,650,000
Number of apartment units	308
Whispering Ridge - Omaha, NE [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr 24, 2013
Land	2,139,000
Buildings	25,424,000
Intangible assets	751,000
Acquisition costs	28,314,000
Number of apartment units	336
Development Projects Placed in Service [Member]
Acquisitions and development projects placed in service [Abstract]
Land	0		700,000
Buildings	27,529,000		19,494,000
Acquisition costs	27,529,000		20,194,000
Area of a real estate property (in square feet)	3,702	[4]
Development Projects Placed in Service [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Land	0
Buildings	14,005,000
Acquisition costs	14,005,000
Development Projects Placed in Service [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Land	0		0
Buildings	8,272,000		9,637,000
Acquisition costs	8,272,000		9,637,000
Development Projects Placed in Service [Member] | Arrowhead First International Bank - Minot ND [Member] | Commercial Retail [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Mar 19, 2013	[4]
Land	0	[4]
Buildings	1,165,000	[4]
Acquisition costs	1,165,000	[4]
Development Projects Placed in Service [Member] | Quarry Ridge II - Rochester, MN [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jun 29, 2012	[5]
Land	0	[5]
Buildings	4,591,000	[5]
Acquisition costs	4,591,000	[5]
Number of apartment units	159	[5]
Development Projects Placed in Service [Member] | First Avenue - Minot ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Apr 15, 2013	[6]
Land	0	[6]
Buildings	2,356,000	[6]
Acquisition costs	2,356,000	[6]
Number of apartment units	20	[6]
Development Projects Placed in Service [Member] | Jamestown Buffalo Mall - Jamestown, ND [Member] | Commercial Retail [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Jun 15, 2011
Land			0
Buildings			879,000
Acquisition costs			879,000
Area of a real estate property (in square feet)			19,037	[7]
Development Projects Placed in Service [Member] | Jamestown Medical Office Building - Jamestown, ND [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jan 1, 2013	[8]
Land	0	[8]
Buildings	6,597,000	[8]
Acquisition costs	6,597,000	[8]
Area of a real estate property (in square feet)	45,222	[8]
Development Projects Placed in Service [Member] | Meadow Winds Addition Casper, WY [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Dec 30, 2011	[9]
Land			0	[9]
Buildings			3,952,000	[9]
Acquisition costs			3,952,000	[9]
Area of a real estate property (in square feet)			22,193	[9]
Development Projects Placed in Service [Member] | Minot IPS - Minot, ND [Member] | Commercial Industrial [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Dec 17, 2012	[10]
Land	0	[10]
Buildings	4,087,000	[10]
Acquisition costs	4,087,000	[10]
Area of a real estate property (in square feet)	27,698	[10]
Development Projects Placed in Service [Member] | Spring Wind Expansion Laramie, WY [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Nov 16, 2012	[11]
Land	0	[11]
Buildings	1,675,000	[11]
Acquisition costs	1,675,000	[11]
Area of a real estate property (in square feet)	26,662	[11]
Development Projects Placed in Service [Member] | Trinity at Plaza 16 - Minot, ND [Member] | Commercial-Healthcare [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Sep 23, 2011	[12]
Land			0	[12]
Buildings			5,685,000	[12]
Acquisition costs			5,685,000	[12]
Area of a real estate property (in square feet)			24,795
Development Projects Placed in Service [Member] | Williston Garden Buildings 1 and 2 - Williston, ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition			Apr 27, 2012	[13]
Land			700,000	[13]
Buildings			8,978,000	[13]
Acquisition costs			9,678,000	[13]
Number of apartment units			72	[13]
Development Projects Placed in Service [Member] | Williston Garden Buildings 3 and 4 Williston, ND [Member] | Multi-Family Residential [Member]
Acquisitions and development projects placed in service [Abstract]
Date Acquisition	Jul 31, 2012	[14]
Land	0	[14]
Buildings	7,058,000	[14]
Acquisition costs	$ 7,058,000	[14]
Number of apartment units	73	[14]

[1]	Acquisition of unimproved land consisted of two parcels acquired separately on December 14 and December 20, 2012, respectively.
[2]	Land is owned by a joint venture entity in which the Company has an approximately 51% interest. The joint venture is consolidated in IRET���s financial statements.
[3]	Land is owned by a joint venture in which the Company has an approximately 79% interest. The joint venture is consolidated in IRET���s financial statements.
[4]	Development property placed in service March 19, 2013. Additional costs paid in fiscal year 2012 totaled approximately $75,000, for a total project cost at April 30, 2013 of $1.2 million
[5]	Development property placed in service June 29, 2012. Additional costs paid in fiscal years 2012 and 2011, and land acquired in fiscal year 2007, totaled $13.0 million, for a total project cost at April 30, 2013 of $17.6 million.
[6]	Redevelopment property placed in service April 15, 2013. Additional costs paid in fiscal years 2012 and 2011 totaled approximately $321,000, for a total project cost at April 30, 2013 of $2.7 million.
[7]	Construction project placed in service June 15, 2011. Additional costs paid in fiscal year 2011 totaled $1.4 million, for a total project cost at April 30, 2012 of $2.3 million.
[8]	Development property placed in service January 1, 2013. Additional costs paid in fiscal year 2012 totaled $1.0 million, for a total project cost at April 30, 2013 of $7.6 million.
[9]	Expansion project placed in service December 30, 2011.
[10]	Development property placed in service December 17, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $5.9 million.
[11]	Expansion project placed in service November 16, 2012. Additional costs paid in fiscal year 2012 totaled $1.8 million, for a total project cost at April 30, 2013 of $3.5 million.
[12]	Development property placed in service September 23, 2011. Additional costs paid in fiscal year 2011 totaled $3.3 million, for a total project cost at April 30, 2012 of $9.0 million.
[13]	Development property placed in service April 27, 2012. Buildings 3 and 4 of this project are expected to be placed in service during the first quarter of fiscal year 2013.
[14]	Development property placed in service July 31, 2012. Buildings 1 and 2 were placed in service in fiscal year 2012. Additional costs paid in fiscal year 2012 totaled $12.0 million, for a total project cost at April 30, 2013 of $19.1 million.

OPERATING SEGMENTS (Details) (USD $)	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Segment revenues and net operating income [Abstract]
Real estate revenue	$ 66,272,000	$ 65,221,000	$ 63,901,000	$ 60,975,000	$ 59,158,000	$ 59,516,000	$ 59,166,000	$ 58,127,000	$ 256,369,000	$ 235,967,000	$ 231,165,000
Real estate expenses									102,459,000	96,766,000	100,203,000
Gain on involuntary conversion									5,084,000	274,000	0
Net operating income									158,994,000	139,475,000	130,962,000
Depreciation/amortization									(64,399,000)	(58,737,000)	(56,852,000)
Administrative, advisory and trustee services									(8,494,000)	(7,381,000)	(7,222,000)
Other expenses									(2,173,000)	(1,898,000)	(1,747,000)
Impairment of Real Estate									(305,000)	(428,000)	0
Interest expense									(62,268,000)	(63,250,000)	(61,913,000)
Interest and other income									748,000	786,000	541,000
Income from continuing operations									22,408,000	8,995,000	3,769,000
Income from discontinued operations									7,564,000	711,000	20,582,000
Net Income									29,972,000	9,706,000	24,351,000
Segment Assets [Abstract]
Property owned	2,032,970,000				1,892,009,000				2,032,970,000	1,892,009,000
Less accumulated depreciation	(420,421,000)				(373,490,000)				(420,421,000)	(373,490,000)
Total property owned	1,612,549,000				1,518,519,000				1,612,549,000	1,518,519,000
Real Estate Held-for-sale	0				2,067,000				0	2,067,000
Cash and cash equivalents	94,133,000				39,989,000				94,133,000	39,989,000	41,191,000	54,791,000
Other investments	639,000				634,000				639,000	634,000
Receivables and other assets	113,948,000				114,569,000				113,948,000	114,569,000
Development in progress	46,782,000				27,599,000				46,782,000	27,599,000
Unimproved land	21,503,000				10,990,000				21,503,000	10,990,000
Total Assets	1,889,554,000				1,714,367,000				1,889,554,000	1,714,367,000
Multi-Family Residential [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									90,759,000	72,500,000	65,229,000
Real estate expenses									38,716,000	33,905,000	33,216,000
Gain on involuntary conversion									3,852,000	0
Net operating income									55,895,000	38,595,000	32,013,000
Segment Assets [Abstract]
Property owned	659,696,000				539,783,000				659,696,000	539,783,000
Less accumulated depreciation	(140,354,000)				(128,834,000)				(140,354,000)	(128,834,000)
Total property owned	519,342,000				410,949,000				519,342,000	410,949,000
Commercial-Office [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									77,766,000	74,914,000	77,981,000
Real estate expenses									38,175,000	34,963,000	36,102,000
Gain on involuntary conversion									0	0
Net operating income									39,591,000	39,951,000	41,879,000
Segment Assets [Abstract]
Property owned	625,296,000				616,743,000				625,296,000	616,743,000
Less accumulated depreciation	(139,324,000)				(121,862,000)				(139,324,000)	(121,862,000)
Total property owned	485,972,000				494,881,000				485,972,000	494,881,000
Commercial-Healthcare [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									61,975,000	64,511,000	64,879,000
Real estate expenses									16,779,000	20,650,000	22,443,000
Gain on involuntary conversion									0	0
Net operating income									45,196,000	43,861,000	42,436,000
Segment Assets [Abstract]
Property owned	501,191,000				500,268,000				501,191,000	500,268,000
Less accumulated depreciation	(90,891,000)				(78,744,000)				(90,891,000)	(78,744,000)
Total property owned	410,300,000				421,524,000				410,300,000	421,524,000
Commercial-Industrial [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									12,247,000	11,582,000	10,548,000
Real estate expenses									3,750,000	3,063,000	3,811,000
Gain on involuntary conversion									0	0
Net operating income									8,497,000	8,519,000	6,737,000
Segment Assets [Abstract]
Property owned	125,772,000				119,002,000				125,772,000	119,002,000
Less accumulated depreciation	(23,688,000)				(20,693,000)				(23,688,000)	(20,693,000)
Total property owned	102,084,000				98,309,000				102,084,000	98,309,000
Commercial-Retail [Member]
Segment revenues and net operating income [Abstract]
Real estate revenue									13,622,000	12,460,000	12,528,000
Real estate expenses									5,039,000	4,185,000	4,631,000
Gain on involuntary conversion									1,232,000	274,000
Net operating income									9,815,000	8,549,000	7,897,000
Segment Assets [Abstract]
Property owned	121,015,000				116,213,000				121,015,000	116,213,000
Less accumulated depreciation	(26,164,000)				(23,357,000)				(26,164,000)	(23,357,000)
Total property owned	$ 94,851,000				$ 92,856,000				$ 94,851,000	$ 92,856,000

DISCONTINUED OPERATIONS (Details) (USD $)	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Jul. 31, 2013
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale	0				8				0	8	0	2
REVENUE
Real estate rentals									$ 210,535,000	$ 193,637,000	$ 186,871,000
Tenant reimbursement									45,834,000	42,330,000	44,294,000
TOTAL REVENUE	66,272,000	65,221,000	63,901,000	60,975,000	59,158,000	59,516,000	59,166,000	58,127,000	256,369,000	235,967,000	231,165,000
EXPENSES
Depreciation/amortization related to real estate investments									61,169,000	55,554,000	54,183,000
Utilities									19,131,000	17,399,000	17,981,000
Maintenance									29,109,000	26,267,000	28,808,000
Real estate taxes									33,954,000	31,167,000	30,234,000
Insurance									3,902,000	3,481,000	2,238,000
Property management expenses									15,355,000	18,594,000	20,277,000
Other property expenses									1,008,000	(142,000)	665,000
Other expenses									2,173,000	1,898,000	1,747,000
Amortization related to non-real estate investments									3,230,000	3,183,000	2,669,000
Impairment of real estate investments									305,000	428,000	0
TOTAL EXPENSES									177,525,000	164,782,000	166,024,000
Operating income									83,928,000	71,459,000	65,141,000
Interest expense									(62,268,000)	(63,250,000)	(61,913,000)
Interest income									222,000	148,000	259,000
Other income									526,000	638,000	282,000
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
INCOME FROM DISCONTINUED OPERATIONS									7,564,000	711,000	20,582,000
Property Sale Data
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
Asset and Liability Data
Total liabilities	1,128,173,000				1,149,104,000				1,128,173,000	1,149,104,000
Multi-Family Residential [Member]
REVENUE
TOTAL REVENUE									90,759,000	72,500,000	65,229,000
Commercial-Office [Member]
REVENUE
TOTAL REVENUE									77,766,000	74,914,000	77,981,000
Commercial-Healthcare [Member]
REVENUE
TOTAL REVENUE									61,975,000	64,511,000	64,879,000
Commercial-Industrial [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale												2
REVENUE
TOTAL REVENUE									12,247,000	11,582,000	10,548,000
Commercial-Retail [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale					1					1
REVENUE
TOTAL REVENUE									13,622,000	12,460,000	12,528,000
Multi Family Residential -Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties classified as held for sale					8					8
Discontinued Operations [Member]
REVENUE
Real estate rentals									4,252,000	5,364,000	11,430,000
Tenant reimbursement									604,000	661,000	749,000
TOTAL REVENUE									4,856,000	6,025,000	12,179,000
EXPENSES
Depreciation/amortization related to real estate investments									1,306,000	1,554,000	2,808,000
Utilities									108,000	268,000	815,000
Maintenance									260,000	333,000	1,140,000
Real estate taxes									504,000	610,000	1,256,000
Insurance									50,000	73,000	176,000
Property management expenses									168,000	329,000	1,118,000
Other property expenses									16,000	4,000	72,000
Other expenses									0	67,000	28,000
Amortization related to non-real estate investments									44,000	33,000	14,000
Impairment of real estate investments									305,000	428,000	0
TOTAL EXPENSES									2,761,000	3,699,000	7,427,000
Operating income									2,095,000	2,326,000	4,752,000
Interest expense									(1,418,000)	(1,980,000)	(3,540,000)
Interest income									0	0	5,000
Other income									2,000	16,000	0
Income from discontinued operations before gain on sale									679,000	362,000	1,217,000
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
INCOME FROM DISCONTINUED OPERATIONS									7,564,000	711,000	20,582,000
Property Sale Data
Sales price									26,273,000	3,237,000	83,330,000
Net book value and sales costs									(19,388,000)	(2,888,000)	(63,965,000)
Gain on sale of discontinued operations									6,885,000	349,000	19,365,000
Asset and Liability Data
Total assets	44,270,000								44,270,000			23,649,000
Total liabilities	(16,257,000)								(16,257,000)			(283,000)
Discontinued Operations [Member] | Multi-Family Residential [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	3								3
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									3,653,000	161,000	19,268,000
Discontinued Operations [Member] | Commercial-Office [Member]
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									0	0	0
Discontinued Operations [Member] | Commercial-Healthcare [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1								1
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									3,419,000	(465,000)	(84,000)
Discontinued Operations [Member] | Commercial-Industrial [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold												4
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									776,000	712,000	1,319,000
Discontinued Operations [Member] | Commercial-Retail [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	1								1			1
EXPENSES
INCOME FROM DISCONTINUED OPERATIONS									$ (284,000)	$ 303,000	$ 79,000
Discontinued Operations [Member] | Multi Family Residential -Condominium Units [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Number of properties sold	4								4

EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
NUMERATOR [Abstract]
Income from continuing operations - Investors Real Estate Trust									$ 19,341	$ 7,641	$ 3,621
Income from discontinued operations - Investors Real Estate Trust									6,189	571	16,461
Net income attributable to Investors Real Estate Trust	10,015	5,324	8,512	1,679	3,379	2,127	1,285	1,421	25,530	8,212	20,082
Dividends to preferred shareholders									(9,229)	(2,372)	(2,372)
Numerator for basic earnings per share - net income available to common shareholders	7,136	2,445	5,634	1,086	2,786	1,534	692	828	16,301	5,840	17,710
Noncontrolling interests - Operating Partnership									3,633	1,359	4,449
Numerator for diluted earnings per share									$ 19,934	$ 7,199	$ 22,159
DENOMINATOR [Abstract]
Denominator for basic earnings per share weighted average shares (in shares)									93,344	83,557	78,628
Effect of convertible operating partnership units (in shares)									21,191	19,875	20,154
Denominator for diluted earnings per share (in shares)									114,535	103,432	98,782
Earnings per common share from continuing operations - Investors Real Estate Trust - basic and diluted (in dollars per share)									$ 0.11	$ 0.06	$ 0.01
Earnings (loss) per common share from discontinued operations - Investors Real Estate Trust - basic and diluted (in dollars per share)									$ 0.06	$ 0.01	$ 0.21
NET INCOME PER COMMON SHARE - BASIC AND DILUTED (in dollars per share)	$ 0.07	$ 0.03	$ 0.06	$ 0.01	$ 0.03	$ 0.02	$ 0.01	$ 0.01	$ 0.17	$ 0.07	$ 0.22

RETIREMENT PLANS (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
RETIREMENT PLANS [Abstract]
Age threshold for 401 (k) plan	21
Requisite service period to participate in contribution plan	P6M
Hours worked per calendar year established as threshold for 401(k) plan (in hours)	1,000
Maximum contribution each employee towards profit sharing plan (in hundredths)	3.50%
Maximum contribution each employee, towards 401(k) plan (in hundredths)	4.00%
Total contribution percentage in profit sharing and 401(k) plan (in hundredths)	7.50%
Employer contribution towards profit sharing plan and 401(K) plan	$ 912,000	$ 871,000	$ 598,000

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended
	Apr. 30, 2013 sqft	Apr. 30, 2012	Apr. 30, 2011	Jan. 31, 2012
Real Estate Properties [Line Items]
Number of properties under operating ground and air rights lease	12
Rent payable per year under ground lease	$ 500,000
Number of renewal of lease	6
Operating Leases, Future Minimum Payments [Abstract]
2014	504,000
2015	506,000
2016	478,000
2017	449,000
2018	449,000
Thereafter	21,667,000
Total	24,053,000
Tenant improvements	7,500,000
Commitment period for tenant improvements	12 years
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	96,627,000
Total gross rental revenue from properties subject to purchase options	7,927,000	6,250,000	4,407,000
Number of properties subject to restrictions on taxable dispositions	112
Area of a real estate property (in square feet)	6,200,000
Number of apartment units owned	4,865
Real estate investment amount of properties (net of accumulated depreciation)	855,300,000
Redemption basis	one-for-one
Redemption holding period, minimum	1 year
Number of consecutive trading days for valuation	10 days
Aggregate redemption value of UPREIT Units of operating partnership owned by limited partners	209,700,000	147,800,000
Joint ventures partner's interest acquired				1,300,000
Estimated cost of construction	25,800,000
Arcata Apartments, Golden Valley, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of land (in acres)	2
Number of apartment units owned	165
Estimated cost of construction	33,400,000
Arrowhead First International Bank - Minot ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of a real estate property (in square feet)	3,700
Estimated cost of construction	1,700,000
Project costs incurred to date	1,600,000
Bank Office Build-to-Suit, Minot, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of land (in acres)	1.1
Area of a real estate property (in square feet)	5,000
Billings 2300 Grant Road - Billings, MT [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,522,000
Total gross rental revenue from properties subject to purchase options	299,000	291,000	226,000
Cypress Court Apartment Development St. Cloud, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Number of apartment units owned	132
Estimated cost of construction	14,300,000
Project costs incurred to date	6,500,000
Number of apartment units placed in service	2
Interest in joint venture (in hundredths)	79.00%
Interest in joint venture held by joint venture partner (in hundredths)	21.00%
Fargo 1320 45th Street N - Fargo, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,160,000
Total gross rental revenue from properties subject to purchase options	400,000	400,000	333,000
First Avenue Apartment Homes, Minot, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of a real estate property (in square feet)	15,000
Number of apartment units owned	20
Estimated cost of construction	3,000,000
Healtheast St John & Woodwinds - Maplewood & Woodbury, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	21,601,000
Total gross rental revenue from properties subject to purchase options	2,152,000	2,152,000	2,152,000
Missoula 3050 Great Northern - Missoula, MT [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,723,000
Total gross rental revenue from properties subject to purchase options	323,000	315,000	243,000
Renaissance Heights I Apartments, Williston, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Area of land (in acres)	14.5
Number of apartment units owned	288
Estimated cost of construction	62,200,000
Interest in joint venture (in hundredths)	70.00%
River Ridge Apartment Homes, Bismarck, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Number of apartment units owned	146
Project costs incurred to date	13,200,000
Sartell 2000 23rd Street South - Sartell, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	12,716,000
Total gross rental revenue from properties subject to purchase options	365,000	868,000	1,209,000
Southgate Apartments, Minot, ND [Member]
Property Cost and Gross Rental Revenue [Abstract]
Number of apartment units owned	341
Estimated cost of construction	52,200,000
Project costs incurred to date	13,900,000
Interest in joint venture (in hundredths)	51.00%
Interest in joint venture held by joint venture partner (in hundredths)	49.00%
Spring Creek American Falls- American Falls, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,070,000
Total gross rental revenue from properties subject to purchase options	352,000	234,000	0
Spring Creek Boise - Boise, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	5,075,000
Total gross rental revenue from properties subject to purchase options	440,000	293,000	0
Spring Creek Eagle - Eagle, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,100,000
Total gross rental revenue from properties subject to purchase options	356,000	237,000	0
Spring Creek Meridian - Meridian, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	7,250,000
Total gross rental revenue from properties subject to purchase options	624,000	417,000	0
Spring Creek Overland - Overland, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	6,725,000
Total gross rental revenue from properties subject to purchase options	580,000	387,000	0
Spring Creek Soda Springs - Soda Springs, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,262,000
Total gross rental revenue from properties subject to purchase options	196,000	130,000	0
Spring Creek Ustick - Meridian, ID [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	4,300,000
Total gross rental revenue from properties subject to purchase options	368,000	246,000	0
St. Michael Clinic - St. Michael, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	2,851,000
Total gross rental revenue from properties subject to purchase options	249,000	248,000	244,000
Urbandale - Urbandale, IA [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	15,218,000
Total gross rental revenue from properties subject to purchase options	1,153,000	0	0
Winsted Industrial Building - Winsted, MN [Member]
Property Cost and Gross Rental Revenue [Abstract]
Total property cost subject to purchase options	1,054,000
Total gross rental revenue from properties subject to purchase options	$ 70,000	$ 32,000	$ 0

FAIR VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Apr. 30, 2013	Apr. 30, 2012
Carrying Amount [Member]
FINANCIAL ASSETS [Abstract]
Cash and cash equivalents	$ 94,133	$ 39,989
Other investments	639	634
FINANCIAL LIABILITIES [Abstract]
Other debt	18,076	13,875
Line of credit	10,000	39,000
Mortgages payable	1,049,206	1,048,689
Fair Value [Member]
FINANCIAL ASSETS [Abstract]
Cash and cash equivalents	94,133	39,989
Other investments	639	634
FINANCIAL LIABILITIES [Abstract]
Other debt	18,156	13,973
Line of credit	10,000	39,000
Mortgages payable	1,160,190	1,087,082
Nonrecurring [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	335	2,067
Nonrecurring [Member] | Level 1 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	0	0
Nonrecurring [Member] | Level 2 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	0	0
Nonrecurring [Member] | Level 3 [Member]
Fair Value Measurements on a Nonrecurring Basis [Abstract]
Real estate held for sale	$ 335	$ 2,067

COMMON AND PREFERRED SHARES OF BENEFICIAL INTEREST AND EQUITY (Details) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2013 Common Stock [Member]	Apr. 30, 2013 Preferred Class A [Member]	Oct. 31, 2012 Preferred Class B [Member]	Apr. 30, 2013 Preferred Class B [Member]	Apr. 30, 2013 Distribution Reinvestment and Share Purchase Plan [Member]	Apr. 30, 2012 Distribution Reinvestment and Share Purchase Plan [Member]	Apr. 30, 2013 Distribution Reinvestment and Share Purchase Plan [Member] Voluntary cash contributions [Member]	Apr. 30, 2012 Distribution Reinvestment and Share Purchase Plan [Member] Voluntary cash contributions [Member]	Apr. 30, 2013 Distribution Reinvestment and Share Purchase Plan [Member] Reinvested distributions [Member]	Apr. 30, 2012 Distribution Reinvestment and Share Purchase Plan [Member] Reinvested distributions [Member]
Distribution Reinvestment and Share Purchase Plan [Abstract]
Shares issued, shares (in shares)				6,000,000				5,300,000	43,100,000	3,800,000	3,300,000	1,500,000	1,500,000
Shares issued	$ 55,846,000	$ 24,870,000	$ 16,676,000					$ 4,800,000	$ 34,300,000	$ 30,700,000	$ 23,500,000	$ 12,400,000	$ 10,800,000
Discount rate on shares (in hundredths)	3.00%
Conversion of Units to Common Shares. [Abstract]
Units converted to common stock (in shares)	317,000	759,000
Units converted to common stock	1,600,000	3,500,000
Issuance of Common Shares [Abstract]
Shares issued (in shares)				6,000,000				5,300,000	43,100,000	3,800,000	3,300,000	1,500,000	1,500,000
Offering price (in dollars per share)				$ 9.25
Proceeds from issuance of common shares	55,448,000	24,427,000	16,423,000	53,000,000
Series A Cumulative Redeemable Preferred Shares of Beneficial Interest [Abstract]
Preferred shares issued (in shares)					1,150,000		4,600,000
Sale of Stock, Price Per Share					$ 25		$ 25
Proceeds from issuance of cumulative redeemable preferred shares					27,300,000		111,200,000
Preferred shares liquidation (in dollars per share)					$ 2.0625		$ 1.9875
Distribution rate percentage (in hundredths)					8.25%		7.95%
Preferred shares liquidation per annum (in dollars per share)					$ 25		$ 25
Debt repaid with proceeds from stock issuance						34,500,000
Original outstanding borrowing under line of credit							44,500,000
Line of Credit Facility, Amount Outstanding							10,000,000
Unused capacity, line of credit							$ 35,000,000

QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
QUARTERLY RESULTS OF CONSOLIDATED OPERATIONS (unaudited) [Abstract]
Revenues	$ 66,272	$ 65,221	$ 63,901	$ 60,975	$ 59,158	$ 59,516	$ 59,166	$ 58,127	$ 256,369	$ 235,967	$ 231,165
Net income attributable to Investors Real Estate Trust	10,015	5,324	8,512	1,679	3,379	2,127	1,285	1,421	25,530	8,212	20,082
Net income available to common shareholders	$ 7,136	$ 2,445	$ 5,634	$ 1,086	$ 2,786	$ 1,534	$ 692	$ 828	$ 16,301	$ 5,840	$ 17,710
Net income per common share - basic & diluted	$ 0.07	$ 0.03	$ 0.06	$ 0.01	$ 0.03	$ 0.02	$ 0.01	$ 0.01	$ 0.17	$ 0.07	$ 0.22

REDEEMABLE NONCONTROLLING INTERESTS (Details) (Joint venture [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011
Joint venture [Member]
Redeemable Noncontrolling Interest [Line Items]
Balance at beginning of fiscal year	$ 987	$ 1,812
Net income (loss)	12	(13)
Net distributions	(27)	(442)
Mark-to-market adjustments	35	(370)
Acquisition of joint venture partner's interest	(1,007)	0
Balance at close of fiscal year	$ 0	$ 987

STOCK BASED COMPENSATION (Details) (USD $)	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0	$ 332,000,000	$ 404,000,000
2008 Incentive Award Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares (in shares)	2,000,000
Terms of Award	ten year period
Long Term Incentive Plan 2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Incentive plan award description	Three-Year Average Annual Total Shareholder Return
Long Term Incentive Plan 2012 [Member] | Unrestricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards payable (in hundredths)	50.00%
Long Term Incentive Plan 2012 [Member] | Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of awards payable (in hundredths)	50.00%
Trustee Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 15,975	$ 7,560	$ 8,650

SUBSEQUENT EVENTS (Details) (USD $)	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013 Jamestown, North Dakota [Member] acre	Apr. 30, 2013 Grand Forks Grand Forks, ND [Member]	May 15, 2013 Subsequent Event [Member]	May 13, 2013 Subsequent Event [Member]	Apr. 30, 2013 Subsequent Event [Member] Bloomington Business Plaza [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Brooklyn Park 7401 Boone Avenue [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Cedar Lake Business Center [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Clive 2075 NW 94th Street Clive IA [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Dixon Avenue Industrial Park [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Nicollett VII [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Pillsbury Business Center [Member] sqft	Apr. 30, 2013 Subsequent Event [Member] Jamestown, North Dakota [Member]	Apr. 30, 2013 Subsequent Event [Member] Rapid City, Kansas [Member]	Apr. 30, 2013 Subsequent Event [Member] Rapid City, South Dakota [Member]	Apr. 30, 2013 Subsequent Event [Member] Grand Forks Grand Forks, ND [Member]	Apr. 30, 2013 Subsequent Event [Member] Minot, North Dakota [Member] acre	Jul. 01, 2013 Subsequent Event [Member] Issuance of Equity [Member]	Jul. 01, 2013 Subsequent Event [Member] Series A Preferred Stock [Member] Issuance of Equity [Member]	Jul. 01, 2013 Subsequent Event [Member] Series B Preferred Stock [Member] Issuance of Equity [Member]
Subsequent Event [Line Items]
Distributions, Redeemable Preferred Shares (in dollars per share)																				$ 51.56	$ 49.68
Distributions, common shares and units (in dollars per share)																			$ 13
Purchase price of acquired property														$ 700,000		$ 6,200,000	$ 10,600,000	$ 171,000
Acquisition paid with issuance of equity	12,600,000	8,100,000															560,000
Area of land (in acres)			9															0.69
Area of property (square feet)							121,669	322,751	50,400	42,510	606,006	118,125	42,929
Sales Price of Property Disposed					2,300,000	19,500,000	4,500,000	12,800,000	2,600,000	2,700,000	14,700,000	7,200,000	1,300,000
Cash paid for acquisition of property	135,800,000	97,100,000													2,900,000
Operating Partnership valued at issuance															$ 3,300,000
Number of units				96												71
Number of properties sold						4

SCHEDULE III - REAL ESTATE AND ACCUMULATED DEPRECIATION (Details) (USD $)	12 Months Ended
	Apr. 30, 2013		Apr. 30, 2012		Apr. 30, 2011
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	$ 1,049,206,000	[1]
Initial Cost to Company [Abstract]
Land	223,909,000
Buildings & Improvements	1,604,380,000
Costs capitalized subsequent to acquisition	272,695,000
Gross amount at which carried at close of period [Abstract]
Land	241,909,000
Buildings & Improvements	1,859,075,000
Total	2,100,984,000
Accumulated Depreciation	(420,421,000)
Maximum borrowing capacity	60,000,000
Advances under the facility specified as percentage of value of properties provided as security (in hundredths)	60.00%
Reconciliations of total real estate carrying value [Abstract]
Balance at beginning of year	1,892,009,000	[2]	1,770,798,000	[2]	1,800,519,000
Additions during year [Abstract]
Improvements and Other	36,375,000		35,176,000		23,183,000
Total Additions	2,060,505,000		1,903,131,000		1,865,080,000
Deductions during year [Abstract]
Cost of real estate sold	(21,953,000)		(3,498,000)		(86,994,000)
Impairment charge	(305,000)		(127,000)		0
Other	(5,277,000)	[3]	(7,497,000)	[3]	(7,288,000)	[3]
Balance at close of year	2,032,970,000	[2]	1,892,009,000	[2]	1,770,798,000	[2]
Reconciliations of accumulated depreciation/amortization [Abstract]
Balance at beginning of year	373,490,000		328,952,000		308,626,000
Additions during year [Abstract]
Provisions for depreciation	56,611,000		51,093,000		49,375,000
Deductions during year [Abstract]
Accumulated depreciation on real estate sold	(6,444,000)		(758,000)		(25,366,000)
Other	(3,236,000)	[4]	(5,797,000)	[4]	(3,683,000)	[4]
Balance at close of year	420,421,000		373,490,000		328,952,000
Net basis of real estate investments for federal income tax purposes	1,500,000,000		1,400,000,000		1,200,000,000
Multi-Family Residential [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	376,225,000	[1]
Initial Cost to Company [Abstract]
Land	46,532,000
Buildings & Improvements	504,983,000
Costs capitalized subsequent to acquisition	108,181,000
Gross amount at which carried at close of period [Abstract]
Land	57,889,000
Buildings & Improvements	601,807,000
Total	659,696,000
Accumulated Depreciation	(140,354,000)
Additions during year [Abstract]
Additions	113,859,000		47,433,000		4,210,000
Multi-Family Residential [Member] | 11th Street 3 Plex - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	90,000	[1]
Initial Cost to Company [Abstract]
Land	11,000
Buildings & Improvements	53,000
Costs capitalized subsequent to acquisition	12,000
Gross amount at which carried at close of period [Abstract]
Land	16,000
Buildings & Improvements	60,000
Total	76,000
Accumulated Depreciation	(8,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | 4th Street 4 Plex - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	104,000	[1]
Initial Cost to Company [Abstract]
Land	15,000
Buildings & Improvements	74,000
Costs capitalized subsequent to acquisition	21,000
Gross amount at which carried at close of period [Abstract]
Land	23,000
Buildings & Improvements	87,000
Total	110,000
Accumulated Depreciation	(11,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	688,000	[1]
Initial Cost to Company [Abstract]
Land	158,000
Buildings & Improvements	1,123,000
Costs capitalized subsequent to acquisition	24,000
Gross amount at which carried at close of period [Abstract]
Land	179,000
Buildings & Improvements	1,126,000
Total	1,305,000
Accumulated Depreciation	(164,000)
Year of Construction or Acquisition	1987
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Apartments on Main - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Arbors - S Sioux City, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,000,000	[1]
Initial Cost to Company [Abstract]
Land	350,000
Buildings & Improvements	6,625,000
Costs capitalized subsequent to acquisition	1,281,000
Gross amount at which carried at close of period [Abstract]
Land	614,000
Buildings & Improvements	7,642,000
Total	8,256,000
Accumulated Depreciation	(1,522,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Ashland - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,710,000	[1]
Initial Cost to Company [Abstract]
Land	741,000
Buildings & Improvements	7,569,000
Costs capitalized subsequent to acquisition	46,000
Gross amount at which carried at close of period [Abstract]
Land	756,000
Buildings & Improvements	7,600,000
Total	8,356,000
Accumulated Depreciation	(247,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Boulder Court - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,231,000	[1]
Initial Cost to Company [Abstract]
Land	1,067,000
Buildings & Improvements	5,498,000
Costs capitalized subsequent to acquisition	2,596,000
Gross amount at which carried at close of period [Abstract]
Land	1,293,000
Buildings & Improvements	7,868,000
Total	9,161,000
Accumulated Depreciation	(2,007,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Brookfield Village - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,385,000	[1]
Initial Cost to Company [Abstract]
Land	509,000
Buildings & Improvements	6,698,000
Costs capitalized subsequent to acquisition	1,269,000
Gross amount at which carried at close of period [Abstract]
Land	635,000
Buildings & Improvements	7,841,000
Total	8,476,000
Accumulated Depreciation	(1,957,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	800,000	[1]
Initial Cost to Company [Abstract]
Land	145,000
Buildings & Improvements	1,450,000
Costs capitalized subsequent to acquisition	785,000
Gross amount at which carried at close of period [Abstract]
Land	206,000
Buildings & Improvements	2,174,000
Total	2,380,000
Accumulated Depreciation	(804,000)
Year of Construction or Acquisition	1997
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	12 years
Multi-Family Residential [Member] | Brooklyn Heights - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Center - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,280,000	[1]
Initial Cost to Company [Abstract]
Land	395,000
Buildings & Improvements	2,244,000
Costs capitalized subsequent to acquisition	171,000
Gross amount at which carried at close of period [Abstract]
Land	400,000
Buildings & Improvements	2,410,000
Total	2,810,000
Accumulated Depreciation	(388,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Heights - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	110,000
Buildings & Improvements	628,000
Costs capitalized subsequent to acquisition	72,000
Gross amount at which carried at close of period [Abstract]
Land	122,000
Buildings & Improvements	688,000
Total	810,000
Accumulated Depreciation	(113,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Knoll - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	853,000	[1]
Initial Cost to Company [Abstract]
Land	266,000
Buildings & Improvements	1,512,000
Costs capitalized subsequent to acquisition	96,000
Gross amount at which carried at close of period [Abstract]
Land	273,000
Buildings & Improvements	1,601,000
Total	1,874,000
Accumulated Depreciation	(263,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Campus Plaza - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	54,000	[5]
Buildings & Improvements	311,000	[5]
Costs capitalized subsequent to acquisition	45,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	59,000	[5]
Buildings & Improvements	351,000	[5]
Total	410,000	[5]
Accumulated Depreciation	(59,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Campus Side - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	107,000	[5]
Buildings & Improvements	615,000	[5]
Costs capitalized subsequent to acquisition	85,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	116,000	[5]
Buildings & Improvements	691,000	[5]
Total	807,000	[5]
Accumulated Depreciation	(115,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Campus View - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	107,000	[5]
Buildings & Improvements	615,000	[5]
Costs capitalized subsequent to acquisition	79,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	111,000	[5]
Buildings & Improvements	690,000	[5]
Total	801,000	[5]
Accumulated Depreciation	(112,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Canyon Lake - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,942,000	[1]
Initial Cost to Company [Abstract]
Land	305,000
Buildings & Improvements	3,958,000
Costs capitalized subsequent to acquisition	1,009,000
Gross amount at which carried at close of period [Abstract]
Land	361,000
Buildings & Improvements	4,911,000
Total	5,272,000
Accumulated Depreciation	(1,357,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Castlerock - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,773,000	[1]
Initial Cost to Company [Abstract]
Land	736,000
Buildings & Improvements	4,864,000
Costs capitalized subsequent to acquisition	1,816,000
Gross amount at which carried at close of period [Abstract]
Land	961,000
Buildings & Improvements	6,455,000
Total	7,416,000
Accumulated Depreciation	(2,267,000)
Year of Construction or Acquisition	1998
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Chateau I -Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	61,000
Buildings & Improvements	5,663,000
Costs capitalized subsequent to acquisition	326,000
Gross amount at which carried at close of period [Abstract]
Land	61,000
Buildings & Improvements	5,989,000
Total	6,050,000
Accumulated Depreciation	(359,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Cimarron Hills - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,879,000	[1]
Initial Cost to Company [Abstract]
Land	706,000
Buildings & Improvements	9,588,000
Costs capitalized subsequent to acquisition	4,128,000
Gross amount at which carried at close of period [Abstract]
Land	1,279,000
Buildings & Improvements	13,143,000
Total	14,422,000
Accumulated Depreciation	(3,948,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Colonial Villa - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,461,000	[1]
Initial Cost to Company [Abstract]
Land	2,401,000
Buildings & Improvements	11,515,000
Costs capitalized subsequent to acquisition	4,259,000
Gross amount at which carried at close of period [Abstract]
Land	2,797,000
Buildings & Improvements	15,378,000
Total	18,175,000
Accumulated Depreciation	(3,941,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Colony Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,817,000	[1]
Initial Cost to Company [Abstract]
Land	1,515,000
Buildings & Improvements	15,731,000
Costs capitalized subsequent to acquisition	107,000
Gross amount at which carried at close of period [Abstract]
Land	1,526,000
Buildings & Improvements	15,827,000
Total	17,353,000
Accumulated Depreciation	(365,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Colton Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	450,000	[1]
Initial Cost to Company [Abstract]
Land	80,000
Buildings & Improvements	672,000
Costs capitalized subsequent to acquisition	392,000
Gross amount at which carried at close of period [Abstract]
Land	114,000
Buildings & Improvements	1,030,000
Total	1,144,000
Accumulated Depreciation	(697,000)
Year of Construction or Acquisition	1984
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Cornerstone - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	54,000	[5]
Buildings & Improvements	311,000	[5]
Costs capitalized subsequent to acquisition	48,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	55,000	[5]
Buildings & Improvements	358,000	[5]
Total	413,000	[5]
Accumulated Depreciation	(60,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Cottage West Twin Homes - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,704,000	[1]
Initial Cost to Company [Abstract]
Land	968,000
Buildings & Improvements	3,762,000
Costs capitalized subsequent to acquisition	320,000
Gross amount at which carried at close of period [Abstract]
Land	991,000
Buildings & Improvements	4,059,000
Total	5,050,000
Accumulated Depreciation	(155,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Cottonwood - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,007,000	[1]
Initial Cost to Company [Abstract]
Land	1,056,000
Buildings & Improvements	17,372,000
Costs capitalized subsequent to acquisition	2,969,000
Gross amount at which carried at close of period [Abstract]
Land	1,345,000
Buildings & Improvements	20,052,000
Total	21,397,000
Accumulated Depreciation	(5,812,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,790,000	[1]
Initial Cost to Company [Abstract]
Land	491,000
Buildings & Improvements	7,809,000
Costs capitalized subsequent to acquisition	1,210,000
Gross amount at which carried at close of period [Abstract]
Land	534,000
Buildings & Improvements	8,976,000
Total	9,510,000
Accumulated Depreciation	(3,241,000)
Year of Construction or Acquisition	1995
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	33 years
Multi-Family Residential [Member] | Country Meadows - Billings, MT [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,990,000	[1]
Initial Cost to Company [Abstract]
Land	235,000
Buildings & Improvements	4,290,000
Costs capitalized subsequent to acquisition	1,422,000
Gross amount at which carried at close of period [Abstract]
Land	494,000
Buildings & Improvements	5,453,000
Total	5,947,000
Accumulated Depreciation	(2,571,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Crestview - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Crown - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,687,000	[1]
Initial Cost to Company [Abstract]
Land	261,000
Buildings & Improvements	3,289,000
Costs capitalized subsequent to acquisition	171,000
Gross amount at which carried at close of period [Abstract]
Land	266,000
Buildings & Improvements	3,455,000
Total	3,721,000
Accumulated Depreciation	(270,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Crown Colony - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,350,000	[1]
Initial Cost to Company [Abstract]
Land	620,000
Buildings & Improvements	9,956,000
Costs capitalized subsequent to acquisition	2,010,000
Gross amount at which carried at close of period [Abstract]
Land	817,000
Buildings & Improvements	11,769,000
Total	12,586,000
Accumulated Depreciation	(3,897,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | East Park - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	2,405,000
Costs capitalized subsequent to acquisition	728,000
Gross amount at which carried at close of period [Abstract]
Land	156,000
Buildings & Improvements	3,092,000
Total	3,248,000
Accumulated Depreciation	(921,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Evergreen - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,049,000	[1]
Initial Cost to Company [Abstract]
Land	380,000
Buildings & Improvements	2,740,000
Costs capitalized subsequent to acquisition	64,000
Gross amount at which carried at close of period [Abstract]
Land	380,000
Buildings & Improvements	2,804,000
Total	3,184,000
Accumulated Depreciation	(324,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Evergreen II - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,148,000	[1]
Initial Cost to Company [Abstract]
Land	691,000
Buildings & Improvements	2,784,000
Costs capitalized subsequent to acquisition	9,000
Gross amount at which carried at close of period [Abstract]
Land	691,000
Buildings & Improvements	2,793,000
Total	3,484,000
Accumulated Depreciation	(117,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Fairmont - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	356,000	[1]
Initial Cost to Company [Abstract]
Land	28,000
Buildings & Improvements	337,000
Costs capitalized subsequent to acquisition	51,000
Gross amount at which carried at close of period [Abstract]
Land	53,000
Buildings & Improvements	363,000
Total	416,000
Accumulated Depreciation	(48,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | First Avenue - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	2,677,000
Costs capitalized subsequent to acquisition	232,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	2,909,000
Total	2,909,000
Accumulated Depreciation	(3,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,816,000	[1]
Initial Cost to Company [Abstract]
Land	810,000
Buildings & Improvements	5,579,000
Costs capitalized subsequent to acquisition	6,554,000
Gross amount at which carried at close of period [Abstract]
Land	1,365,000
Buildings & Improvements	11,578,000
Total	12,943,000
Accumulated Depreciation	(4,462,000)
Year of Construction or Acquisition	1993
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Forest Park - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Gables Townhomes - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,499,000	[1]
Initial Cost to Company [Abstract]
Land	349,000
Buildings & Improvements	1,921,000
Costs capitalized subsequent to acquisition	134,000
Gross amount at which carried at close of period [Abstract]
Land	366,000
Buildings & Improvements	2,038,000
Total	2,404,000
Accumulated Depreciation	(79,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Grand Gateway - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,580,000	[1]
Initial Cost to Company [Abstract]
Land	814,000
Buildings & Improvements	7,086,000
Costs capitalized subsequent to acquisition	353,000
Gross amount at which carried at close of period [Abstract]
Land	909,000
Buildings & Improvements	7,344,000
Total	8,253,000
Accumulated Depreciation	(256,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Greenfield - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,642,000	[1]
Initial Cost to Company [Abstract]
Land	578,000
Buildings & Improvements	4,122,000
Costs capitalized subsequent to acquisition	586,000
Gross amount at which carried at close of period [Abstract]
Land	775,000
Buildings & Improvements	4,511,000
Total	5,286,000
Accumulated Depreciation	(641,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Heritage Manor - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,198,000	[1]
Initial Cost to Company [Abstract]
Land	403,000
Buildings & Improvements	6,968,000
Costs capitalized subsequent to acquisition	2,422,000
Gross amount at which carried at close of period [Abstract]
Land	480,000
Buildings & Improvements	9,313,000
Total	9,793,000
Accumulated Depreciation	(3,206,000)
Year of Construction or Acquisition	1998
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Indian Hills - Sioux City, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	294,000	[5]
Buildings & Improvements	2,921,000	[5]
Costs capitalized subsequent to acquisition	3,309,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	375,000	[5]
Buildings & Improvements	6,149,000	[5]
Total	6,524,000	[5]
Accumulated Depreciation	(944,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,361,000	[1]
Initial Cost to Company [Abstract]
Land	449,000
Buildings & Improvements	2,725,000
Costs capitalized subsequent to acquisition	1,443,000
Gross amount at which carried at close of period [Abstract]
Land	546,000
Buildings & Improvements	4,071,000
Total	4,617,000
Accumulated Depreciation	(1,528,000)
Year of Construction or Acquisition	1997
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	12 years
Multi-Family Residential [Member] | Kirkwood Manor - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Lakeside Village Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,625,000	[1]
Initial Cost to Company [Abstract]
Land	1,215,000
Buildings & Improvements	15,837,000
Costs capitalized subsequent to acquisition	88,000
Gross amount at which carried at close of period [Abstract]
Land	1,216,000
Buildings & Improvements	15,924,000
Total	17,140,000
Accumulated Depreciation	(365,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Lancaster - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	762,000	[1]
Initial Cost to Company [Abstract]
Land	289,000
Buildings & Improvements	2,899,000
Costs capitalized subsequent to acquisition	981,000
Gross amount at which carried at close of period [Abstract]
Land	451,000
Buildings & Improvements	3,718,000
Total	4,169,000
Accumulated Depreciation	(1,329,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Landmark - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,700,000	[1]
Initial Cost to Company [Abstract]
Land	184,000
Buildings & Improvements	1,514,000
Costs capitalized subsequent to acquisition	904,000
Gross amount at which carried at close of period [Abstract]
Land	277,000
Buildings & Improvements	2,325,000
Total	2,602,000
Accumulated Depreciation	(896,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,222,000	[1]
Initial Cost to Company [Abstract]
Land	1,362,000
Buildings & Improvements	21,727,000
Costs capitalized subsequent to acquisition	5,870,000
Gross amount at which carried at close of period [Abstract]
Land	2,080,000
Buildings & Improvements	26,879,000
Total	28,959,000
Accumulated Depreciation	(8,591,000)
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Legacy - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Mariposa - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,022,000	[1]
Initial Cost to Company [Abstract]
Land	399,000
Buildings & Improvements	5,110,000
Costs capitalized subsequent to acquisition	392,000
Gross amount at which carried at close of period [Abstract]
Land	422,000
Buildings & Improvements	5,479,000
Total	5,901,000
Accumulated Depreciation	(1,185,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Meadows - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	590,000	[5]
Buildings & Improvements	4,519,000	[5]
Costs capitalized subsequent to acquisition	1,200,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	653,000	[5]
Buildings & Improvements	5,656,000	[5]
Total	6,309,000	[5]
Accumulated Depreciation	(1,811,000)	[5]
Year of Construction or Acquisition	1998	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Monticello Village - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,886,000	[1]
Initial Cost to Company [Abstract]
Land	490,000
Buildings & Improvements	3,756,000
Costs capitalized subsequent to acquisition	435,000
Gross amount at which carried at close of period [Abstract]
Land	621,000
Buildings & Improvements	4,060,000
Total	4,681,000
Accumulated Depreciation	(1,016,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,478,000	[1]
Initial Cost to Company [Abstract]
Land	303,000
Buildings & Improvements	3,957,000
Costs capitalized subsequent to acquisition	469,000
Gross amount at which carried at close of period [Abstract]
Land	336,000
Buildings & Improvements	4,393,000
Total	4,729,000
Accumulated Depreciation	(1,206,000)
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | North Pointe - Bismarck, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Northern Valley - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	110,000
Buildings & Improvements	610,000
Costs capitalized subsequent to acquisition	64,000
Gross amount at which carried at close of period [Abstract]
Land	119,000
Buildings & Improvements	665,000
Total	784,000
Accumulated Depreciation	(54,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Oakmont Estates - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,524,000	[1]
Initial Cost to Company [Abstract]
Land	423,000
Buildings & Improvements	4,838,000
Costs capitalized subsequent to acquisition	450,000
Gross amount at which carried at close of period [Abstract]
Land	515,000
Buildings & Improvements	5,196,000
Total	5,711,000
Accumulated Depreciation	(1,464,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Oakwood Estates - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,107,000	[1]
Initial Cost to Company [Abstract]
Land	543,000
Buildings & Improvements	2,784,000
Costs capitalized subsequent to acquisition	4,134,000
Gross amount at which carried at close of period [Abstract]
Land	767,000
Buildings & Improvements	6,694,000
Total	7,461,000
Accumulated Depreciation	(2,830,000)
Year of Construction or Acquisition	1993
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Olympic Village - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,955,000	[1]
Initial Cost to Company [Abstract]
Land	1,164,000
Buildings & Improvements	10,441,000
Costs capitalized subsequent to acquisition	2,563,000
Gross amount at which carried at close of period [Abstract]
Land	1,624,000
Buildings & Improvements	12,544,000
Total	14,168,000
Accumulated Depreciation	(4,061,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Olympik Village - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,610,000	[1]
Initial Cost to Company [Abstract]
Land	1,034,000
Buildings & Improvements	6,109,000
Costs capitalized subsequent to acquisition	1,493,000
Gross amount at which carried at close of period [Abstract]
Land	1,154,000
Buildings & Improvements	7,482,000
Total	8,636,000
Accumulated Depreciation	(1,612,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,011,000	[1]
Initial Cost to Company [Abstract]
Land	404,000
Buildings & Improvements	3,152,000
Costs capitalized subsequent to acquisition	2,468,000
Gross amount at which carried at close of period [Abstract]
Land	563,000
Buildings & Improvements	5,461,000
Total	6,024,000
Accumulated Depreciation	(2,446,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Oxbow Park - Sioux Falls, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Park Meadows - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,581,000	[1]
Initial Cost to Company [Abstract]
Land	1,143,000
Buildings & Improvements	9,099,000
Costs capitalized subsequent to acquisition	4,406,000
Gross amount at which carried at close of period [Abstract]
Land	1,545,000
Buildings & Improvements	13,103,000
Total	14,648,000
Accumulated Depreciation	(5,283,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pebble Springs - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	792,000	[1]
Initial Cost to Company [Abstract]
Land	7,000
Buildings & Improvements	748,000
Costs capitalized subsequent to acquisition	132,000
Gross amount at which carried at close of period [Abstract]
Land	44,000
Buildings & Improvements	843,000
Total	887,000
Accumulated Depreciation	(299,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pinehurst - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	279,000	[1]
Initial Cost to Company [Abstract]
Land	72,000
Buildings & Improvements	687,000
Costs capitalized subsequent to acquisition	229,000
Gross amount at which carried at close of period [Abstract]
Land	77,000
Buildings & Improvements	911,000
Total	988,000
Accumulated Depreciation	(245,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pines - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	128,000	[1]
Initial Cost to Company [Abstract]
Land	35,000
Buildings & Improvements	215,000
Costs capitalized subsequent to acquisition	181,000
Gross amount at which carried at close of period [Abstract]
Land	49,000
Buildings & Improvements	382,000
Total	431,000
Accumulated Depreciation	(121,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Plaza - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,602,000	[1]
Initial Cost to Company [Abstract]
Land	867,000
Buildings & Improvements	12,784,000
Costs capitalized subsequent to acquisition	2,246,000
Gross amount at which carried at close of period [Abstract]
Land	986,000
Buildings & Improvements	14,911,000
Total	15,897,000
Accumulated Depreciation	(1,635,000)
Year of Construction or Acquisition	2009
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,731,000	[1]
Initial Cost to Company [Abstract]
Land	240,000
Buildings & Improvements	3,538,000
Costs capitalized subsequent to acquisition	1,453,000
Gross amount at which carried at close of period [Abstract]
Land	363,000
Buildings & Improvements	4,868,000
Total	5,231,000
Accumulated Depreciation	(2,095,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Pointe West - Rapid City, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Ponds at Heritage Place - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,045,000	[1]
Initial Cost to Company [Abstract]
Land	395,000
Buildings & Improvements	4,564,000
Costs capitalized subsequent to acquisition	105,000
Gross amount at which carried at close of period [Abstract]
Land	395,000
Buildings & Improvements	4,669,000
Total	5,064,000
Accumulated Depreciation	(73,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,464,000	[1]
Initial Cost to Company [Abstract]
Land	144,000
Buildings & Improvements	1,816,000
Costs capitalized subsequent to acquisition	436,000
Gross amount at which carried at close of period [Abstract]
Land	226,000
Buildings & Improvements	2,170,000
Total	2,396,000
Accumulated Depreciation	(1,107,000)
Year of Construction or Acquisition	1993
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Prairie Winds - Sioux Falls, SD [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Quarry Ridge - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	11,599,000	[1]
Initial Cost to Company [Abstract]
Land	1,312,000
Buildings & Improvements	13,362,000
Costs capitalized subsequent to acquisition	964,000
Gross amount at which carried at close of period [Abstract]
Land	1,347,000
Buildings & Improvements	14,291,000
Total	15,638,000
Accumulated Depreciation	(2,385,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Quarry Ridge 2 - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	942,000
Buildings & Improvements	16,677,000
Costs capitalized subsequent to acquisition	19,000
Gross amount at which carried at close of period [Abstract]
Land	942,000
Buildings & Improvements	16,696,000
Total	17,638,000
Accumulated Depreciation	(385,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Regency Park Estates - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,966,000	[1]
Initial Cost to Company [Abstract]
Land	702,000
Buildings & Improvements	10,198,000
Costs capitalized subsequent to acquisition	638,000
Gross amount at which carried at close of period [Abstract]
Land	723,000
Buildings & Improvements	10,815,000
Total	11,538,000
Accumulated Depreciation	(474,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Ridge Oaks - Sioux City, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,466,000	[1]
Initial Cost to Company [Abstract]
Land	178,000
Buildings & Improvements	4,073,000
Costs capitalized subsequent to acquisition	2,017,000
Gross amount at which carried at close of period [Abstract]
Land	272,000
Buildings & Improvements	5,996,000
Total	6,268,000
Accumulated Depreciation	(1,883,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Rimrock West - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,392,000	[1]
Initial Cost to Company [Abstract]
Land	330,000
Buildings & Improvements	3,489,000
Costs capitalized subsequent to acquisition	1,413,000
Gross amount at which carried at close of period [Abstract]
Land	431,000
Buildings & Improvements	4,801,000
Total	5,232,000
Accumulated Depreciation	(1,483,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Rocky Meadows - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,260,000	[1]
Initial Cost to Company [Abstract]
Land	656,000
Buildings & Improvements	5,726,000
Costs capitalized subsequent to acquisition	996,000
Gross amount at which carried at close of period [Abstract]
Land	767,000
Buildings & Improvements	6,611,000
Total	7,378,000
Accumulated Depreciation	(2,756,000)
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Rum River - Isanti, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,677,000	[1]
Initial Cost to Company [Abstract]
Land	843,000
Buildings & Improvements	4,823,000
Costs capitalized subsequent to acquisition	105,000
Gross amount at which carried at close of period [Abstract]
Land	848,000
Buildings & Improvements	4,923,000
Total	5,771,000
Accumulated Depreciation	(749,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sherwood - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,534,000	[1]
Initial Cost to Company [Abstract]
Land	1,142,000
Buildings & Improvements	14,684,000
Costs capitalized subsequent to acquisition	2,729,000
Gross amount at which carried at close of period [Abstract]
Land	1,590,000
Buildings & Improvements	16,965,000
Total	18,555,000
Accumulated Depreciation	(5,699,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sierra Vista - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,450,000	[1]
Initial Cost to Company [Abstract]
Land	241,000
Buildings & Improvements	2,097,000
Costs capitalized subsequent to acquisition	322,000
Gross amount at which carried at close of period [Abstract]
Land	251,000
Buildings & Improvements	2,409,000
Total	2,660,000
Accumulated Depreciation	(129,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,954,000	[1]
Initial Cost to Company [Abstract]
Land	550,000
Buildings & Improvements	9,548,000
Costs capitalized subsequent to acquisition	2,351,000
Gross amount at which carried at close of period [Abstract]
Land	1,305,000
Buildings & Improvements	11,144,000
Total	12,449,000
Accumulated Depreciation	(4,802,000)
Year of Construction or Acquisition	1995
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | South Pointe - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Southview - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,082,000	[1]
Initial Cost to Company [Abstract]
Land	185,000
Buildings & Improvements	469,000
Costs capitalized subsequent to acquisition	314,000
Gross amount at which carried at close of period [Abstract]
Land	236,000
Buildings & Improvements	732,000
Total	968,000
Accumulated Depreciation	(313,000)
Year of Construction or Acquisition	1994
Multi-Family Residential [Member] | Southview - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Southview - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,719,000	[1]
Initial Cost to Company [Abstract]
Land	400,000
Buildings & Improvements	5,034,000
Costs capitalized subsequent to acquisition	2,627,000
Gross amount at which carried at close of period [Abstract]
Land	719,000
Buildings & Improvements	7,342,000
Total	8,061,000
Accumulated Depreciation	(3,037,000)
Year of Construction or Acquisition	1995
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Southwind - Grand Forks, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,110,000	[1]
Initial Cost to Company [Abstract]
Land	161,000
Buildings & Improvements	1,898,000
Costs capitalized subsequent to acquisition	1,145,000
Gross amount at which carried at close of period [Abstract]
Land	292,000
Buildings & Improvements	2,912,000
Total	3,204,000
Accumulated Depreciation	(1,064,000)
Year of Construction or Acquisition	1997
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	24 years
Multi-Family Residential [Member] | Summit Park - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sunset Trail - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,259,000	[1]
Initial Cost to Company [Abstract]
Land	336,000
Buildings & Improvements	12,814,000
Costs capitalized subsequent to acquisition	2,322,000
Gross amount at which carried at close of period [Abstract]
Land	536,000
Buildings & Improvements	14,936,000
Total	15,472,000
Accumulated Depreciation	(4,572,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Sycamore Village - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	101,000
Buildings & Improvements	1,317,000
Costs capitalized subsequent to acquisition	470,000
Gross amount at which carried at close of period [Abstract]
Land	152,000
Buildings & Improvements	1,736,000
Total	1,888,000
Accumulated Depreciation	(536,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Temple - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	81,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	228,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	228,000
Total	228,000
Accumulated Depreciation	(42,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Terrace Heights - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	185,000	[1]
Initial Cost to Company [Abstract]
Land	29,000
Buildings & Improvements	312,000
Costs capitalized subsequent to acquisition	83,000
Gross amount at which carried at close of period [Abstract]
Land	40,000
Buildings & Improvements	384,000
Total	424,000
Accumulated Depreciation	(153,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Thomasbrook - Lincoln, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,076,000	[1]
Initial Cost to Company [Abstract]
Land	600,000
Buildings & Improvements	10,306,000
Costs capitalized subsequent to acquisition	2,871,000
Gross amount at which carried at close of period [Abstract]
Land	1,151,000
Buildings & Improvements	12,626,000
Total	13,777,000
Accumulated Depreciation	(3,943,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | University Park Place - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	78,000	[5]
Buildings & Improvements	450,000	[5]
Costs capitalized subsequent to acquisition	73,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	80,000	[5]
Buildings & Improvements	521,000	[5]
Total	601,000	[5]
Accumulated Depreciation	(81,000)	[5]
Year of Construction or Acquisition	2007	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Multi-Family Residential [Member] | Valley Park - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,946,000	[1]
Initial Cost to Company [Abstract]
Land	294,000
Buildings & Improvements	4,137,000
Costs capitalized subsequent to acquisition	2,674,000
Gross amount at which carried at close of period [Abstract]
Land	533,000
Buildings & Improvements	6,572,000
Total	7,105,000
Accumulated Depreciation	(2,178,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Villa West - Topeka, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,446,000	[1]
Initial Cost to Company [Abstract]
Land	1,590,000
Buildings & Improvements	15,760,000
Costs capitalized subsequent to acquisition	80,000
Gross amount at which carried at close of period [Abstract]
Land	1,595,000
Buildings & Improvements	15,835,000
Total	17,430,000
Accumulated Depreciation	(393,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Village Green - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,237,000	[1]
Initial Cost to Company [Abstract]
Land	234,000
Buildings & Improvements	2,296,000
Costs capitalized subsequent to acquisition	619,000
Gross amount at which carried at close of period [Abstract]
Land	357,000
Buildings & Improvements	2,792,000
Total	3,149,000
Accumulated Depreciation	(728,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | West Stonehill - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,783,000	[1]
Initial Cost to Company [Abstract]
Land	939,000
Buildings & Improvements	10,167,000
Costs capitalized subsequent to acquisition	4,654,000
Gross amount at which carried at close of period [Abstract]
Land	1,378,000
Buildings & Improvements	14,382,000
Total	15,760,000
Accumulated Depreciation	(6,424,000)
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Westridge - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,716,000	[1]
Initial Cost to Company [Abstract]
Land	68,000
Buildings & Improvements	1,887,000
Costs capitalized subsequent to acquisition	90,000
Gross amount at which carried at close of period [Abstract]
Land	74,000
Buildings & Improvements	1,971,000
Total	2,045,000
Accumulated Depreciation	(250,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Westwood Park - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,012,000	[1]
Initial Cost to Company [Abstract]
Land	116,000
Buildings & Improvements	1,909,000
Costs capitalized subsequent to acquisition	1,673,000
Gross amount at which carried at close of period [Abstract]
Land	260,000
Buildings & Improvements	3,438,000
Total	3,698,000
Accumulated Depreciation	(1,204,000)
Year of Construction or Acquisition	1998
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Whispering Ridge - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	22,000,000	[1]
Initial Cost to Company [Abstract]
Land	2,139,000
Buildings & Improvements	25,424,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,139,000
Buildings & Improvements	25,424,000
Total	27,563,000
Accumulated Depreciation	(82,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Williston Garden - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,523,000	[1]
Initial Cost to Company [Abstract]
Land	1,400,000
Buildings & Improvements	17,712,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,400,000
Buildings & Improvements	17,712,000
Total	19,112,000
Accumulated Depreciation	(704,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Winchester - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,028,000	[1]
Initial Cost to Company [Abstract]
Land	748,000
Buildings & Improvements	5,622,000
Costs capitalized subsequent to acquisition	1,597,000
Gross amount at which carried at close of period [Abstract]
Land	1,003,000
Buildings & Improvements	6,964,000
Total	7,967,000
Accumulated Depreciation	(1,839,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Multi-Family Residential [Member] | Woodridge - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,560,000	[1]
Initial Cost to Company [Abstract]
Land	370,000
Buildings & Improvements	6,028,000
Costs capitalized subsequent to acquisition	1,754,000
Gross amount at which carried at close of period [Abstract]
Land	485,000
Buildings & Improvements	7,667,000
Total	8,152,000
Accumulated Depreciation	(3,103,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	343,753,000	[1]
Initial Cost to Company [Abstract]
Land	72,069,000
Buildings & Improvements	472,083,000
Costs capitalized subsequent to acquisition	69,623,000
Gross amount at which carried at close of period [Abstract]
Land	75,222,000
Buildings & Improvements	538,553,000
Total	613,775,000
Accumulated Depreciation	(138,270,000)
Additions during year [Abstract]
Additions	0		0		6,836,000
Commercial-Office [Member] | 1st Avenue Building - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	30,000
Buildings & Improvements	80,000
Costs capitalized subsequent to acquisition	(41,000)
Gross amount at which carried at close of period [Abstract]
Land	33,000
Buildings & Improvements	36,000
Total	69,000
Accumulated Depreciation	245,000
Year of Construction or Acquisition	1981
Commercial-Office [Member] | 1st Avenue Building - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	33 years
Commercial-Office [Member] | 1st Avenue Building - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | 2030 Cliff Road - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	967,000	[1]
Initial Cost to Company [Abstract]
Land	146,000
Buildings & Improvements	835,000
Costs capitalized subsequent to acquisition	90,000
Gross amount at which carried at close of period [Abstract]
Land	158,000
Buildings & Improvements	913,000
Total	1,071,000
Accumulated Depreciation	(273,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | 610 Business Center IV - Brooklyn Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,011,000	[1]
Initial Cost to Company [Abstract]
Land	975,000
Buildings & Improvements	5,542,000
Costs capitalized subsequent to acquisition	2,886,000
Gross amount at which carried at close of period [Abstract]
Land	980,000
Buildings & Improvements	8,423,000
Total	9,403,000
Accumulated Depreciation	(1,711,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | 7800 West Brown Deer Road - Milwaukee, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,709,000	[1]
Initial Cost to Company [Abstract]
Land	1,455,000
Buildings & Improvements	8,756,000
Costs capitalized subsequent to acquisition	2,333,000
Gross amount at which carried at close of period [Abstract]
Land	1,475,000
Buildings & Improvements	11,069,000
Total	12,544,000
Accumulated Depreciation	(3,233,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | American Corporate Center - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,909,000	[1]
Initial Cost to Company [Abstract]
Land	893,000
Buildings & Improvements	16,768,000
Costs capitalized subsequent to acquisition	3,908,000
Gross amount at which carried at close of period [Abstract]
Land	893,000
Buildings & Improvements	20,676,000
Total	21,569,000
Accumulated Depreciation	(7,763,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Ameritrade - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,831,000	[1]
Initial Cost to Company [Abstract]
Land	327,000
Buildings & Improvements	7,957,000
Costs capitalized subsequent to acquisition	65,000
Gross amount at which carried at close of period [Abstract]
Land	327,000
Buildings & Improvements	8,022,000
Total	8,349,000
Accumulated Depreciation	(2,813,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Benton Business Park - Sauk Rapids, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	560,000	[1]
Initial Cost to Company [Abstract]
Land	188,000
Buildings & Improvements	1,261,000
Costs capitalized subsequent to acquisition	86,000
Gross amount at which carried at close of period [Abstract]
Land	188,000
Buildings & Improvements	1,347,000
Total	1,535,000
Accumulated Depreciation	(359,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Bismarck 715 East Broadway - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,218,000	[1]
Initial Cost to Company [Abstract]
Land	389,000
Buildings & Improvements	1,283,000
Costs capitalized subsequent to acquisition	1,126,000
Gross amount at which carried at close of period [Abstract]
Land	443,000
Buildings & Improvements	2,355,000
Total	2,798,000
Accumulated Depreciation	(287,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Bloomington Business Plaza - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,300,000
Buildings & Improvements	6,106,000
Costs capitalized subsequent to acquisition	1,625,000
Gross amount at which carried at close of period [Abstract]
Land	1,313,000
Buildings & Improvements	7,718,000
Total	9,031,000
Accumulated Depreciation	(2,357,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Brenwood - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,250,000	[1]
Initial Cost to Company [Abstract]
Land	1,641,000
Buildings & Improvements	12,138,000
Costs capitalized subsequent to acquisition	3,547,000
Gross amount at which carried at close of period [Abstract]
Land	1,650,000
Buildings & Improvements	15,676,000
Total	17,326,000
Accumulated Depreciation	(4,964,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Brook Valley I - La Vista, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,301,000	[1]
Initial Cost to Company [Abstract]
Land	347,000
Buildings & Improvements	1,671,000
Costs capitalized subsequent to acquisition	81,000
Gross amount at which carried at close of period [Abstract]
Land	347,000
Buildings & Improvements	1,752,000
Total	2,099,000
Accumulated Depreciation	(355,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Burnsville Bluffs II - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,719,000	[1]
Initial Cost to Company [Abstract]
Land	300,000
Buildings & Improvements	2,154,000
Costs capitalized subsequent to acquisition	976,000
Gross amount at which carried at close of period [Abstract]
Land	374,000
Buildings & Improvements	3,056,000
Total	3,430,000
Accumulated Depreciation	(1,236,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Cold Spring Center - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,661,000	[1]
Initial Cost to Company [Abstract]
Land	588,000
Buildings & Improvements	7,808,000
Costs capitalized subsequent to acquisition	1,092,000
Gross amount at which carried at close of period [Abstract]
Land	727,000
Buildings & Improvements	8,761,000
Total	9,488,000
Accumulated Depreciation	(2,913,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Corporate Center West - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	17,315,000	[1]
Initial Cost to Company [Abstract]
Land	3,880,000
Buildings & Improvements	17,509,000
Costs capitalized subsequent to acquisition	957,000
Gross amount at which carried at close of period [Abstract]
Land	4,167,000
Buildings & Improvements	18,179,000
Total	22,346,000
Accumulated Depreciation	(2,975,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Crosstown Centre - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,211,000	[1]
Initial Cost to Company [Abstract]
Land	2,884,000
Buildings & Improvements	14,569,000
Costs capitalized subsequent to acquisition	2,473,000
Gross amount at which carried at close of period [Abstract]
Land	2,919,000
Buildings & Improvements	17,007,000
Total	19,926,000
Accumulated Depreciation	(3,660,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Dewey Hill Business Center - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	985,000
Buildings & Improvements	3,507,000
Costs capitalized subsequent to acquisition	904,000
Gross amount at which carried at close of period [Abstract]
Land	995,000
Buildings & Improvements	4,401,000
Total	5,396,000
Accumulated Depreciation	(1,643,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Farnam Executive Center - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,160,000	[1]
Initial Cost to Company [Abstract]
Land	2,188,000
Buildings & Improvements	11,404,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,188,000
Buildings & Improvements	11,404,000
Total	13,592,000
Accumulated Depreciation	(1,889,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Flagship - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	21,565,000	[1]
Initial Cost to Company [Abstract]
Land	1,899,000
Buildings & Improvements	21,638,000
Costs capitalized subsequent to acquisition	1,424,000
Gross amount at which carried at close of period [Abstract]
Land	2,094,000
Buildings & Improvements	22,867,000
Total	24,961,000
Accumulated Depreciation	(4,125,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Gateway Corporate Center - Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,700,000	[1]
Initial Cost to Company [Abstract]
Land	1,637,000
Buildings & Improvements	7,763,000
Costs capitalized subsequent to acquisition	1,065,000
Gross amount at which carried at close of period [Abstract]
Land	1,675,000
Buildings & Improvements	8,790,000
Total	10,465,000
Accumulated Depreciation	(1,453,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Golden Hills Office Center - Golden Valley, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	17,988,000	[1]
Initial Cost to Company [Abstract]
Land	3,018,000
Buildings & Improvements	18,544,000
Costs capitalized subsequent to acquisition	3,639,000
Gross amount at which carried at close of period [Abstract]
Land	3,018,000
Buildings & Improvements	22,183,000
Total	25,201,000
Accumulated Depreciation	(7,236,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Great Plains - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	126,000
Buildings & Improvements	15,240,000
Costs capitalized subsequent to acquisition	111,000
Gross amount at which carried at close of period [Abstract]
Land	126,000
Buildings & Improvements	15,351,000
Total	15,477,000
Accumulated Depreciation	(5,232,000)
Year of Construction or Acquisition	1997
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Highlands Ranch I - Highlands Ranch, CO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,221,000	[1]
Initial Cost to Company [Abstract]
Land	2,268,000
Buildings & Improvements	8,362,000
Costs capitalized subsequent to acquisition	427,000
Gross amount at which carried at close of period [Abstract]
Land	2,268,000
Buildings & Improvements	8,789,000
Total	11,057,000
Accumulated Depreciation	(1,549,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Highlands Ranch II - Highlands Ranch, CO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,898,000	[1]
Initial Cost to Company [Abstract]
Land	1,437,000
Buildings & Improvements	9,549,000
Costs capitalized subsequent to acquisition	1,527,000
Gross amount at which carried at close of period [Abstract]
Land	1,437,000
Buildings & Improvements	11,076,000
Total	12,513,000
Accumulated Depreciation	(2,659,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Interlachen Corporate Center - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,857,000	[1]
Initial Cost to Company [Abstract]
Land	1,650,000
Buildings & Improvements	14,983,000
Costs capitalized subsequent to acquisition	2,395,000
Gross amount at which carried at close of period [Abstract]
Land	1,668,000
Buildings & Improvements	17,360,000
Total	19,028,000
Accumulated Depreciation	(4,990,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Intertech Building - Fenton, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,418,000	[1]
Initial Cost to Company [Abstract]
Land	2,130,000
Buildings & Improvements	3,968,000
Costs capitalized subsequent to acquisition	1,275,000
Gross amount at which carried at close of period [Abstract]
Land	2,165,000
Buildings & Improvements	5,208,000
Total	7,373,000
Accumulated Depreciation	(696,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center I - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,836,000	[1]
Initial Cost to Company [Abstract]
Land	835,000
Buildings & Improvements	6,169,000
Costs capitalized subsequent to acquisition	853,000
Gross amount at which carried at close of period [Abstract]
Land	835,000
Buildings & Improvements	7,022,000
Total	7,857,000
Accumulated Depreciation	(2,161,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center II - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,668,000	[1]
Initial Cost to Company [Abstract]
Land	1,121,000
Buildings & Improvements	10,085,000
Costs capitalized subsequent to acquisition	1,501,000
Gross amount at which carried at close of period [Abstract]
Land	1,121,000
Buildings & Improvements	11,586,000
Total	12,707,000
Accumulated Depreciation	(4,185,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center III - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,895,000	[1]
Initial Cost to Company [Abstract]
Land	970,000
Buildings & Improvements	5,734,000
Costs capitalized subsequent to acquisition	697,000
Gross amount at which carried at close of period [Abstract]
Land	970,000
Buildings & Improvements	6,431,000
Total	7,401,000
Accumulated Depreciation	(1,888,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Mendota Office Center IV - Mendota Heights, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,631,000	[1]
Initial Cost to Company [Abstract]
Land	1,070,000
Buildings & Improvements	7,635,000
Costs capitalized subsequent to acquisition	578,000
Gross amount at which carried at close of period [Abstract]
Land	1,070,000
Buildings & Improvements	8,213,000
Total	9,283,000
Accumulated Depreciation	(2,716,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Minnesota National Bank - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	781,000	[1]
Initial Cost to Company [Abstract]
Land	287,000
Buildings & Improvements	1,454,000
Costs capitalized subsequent to acquisition	174,000
Gross amount at which carried at close of period [Abstract]
Land	288,000
Buildings & Improvements	1,627,000
Total	1,915,000
Accumulated Depreciation	(352,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Minot 2505 16th Street SW - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	298,000	[5]
Buildings & Improvements	1,724,000	[5]
Costs capitalized subsequent to acquisition	296,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	298,000	[5]
Buildings & Improvements	2,020,000	[5]
Total	2,318,000	[5]
Accumulated Depreciation	(164,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Office [Member] | Miracle Hills One - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,895,000	[1]
Initial Cost to Company [Abstract]
Land	1,974,000
Buildings & Improvements	10,117,000
Costs capitalized subsequent to acquisition	1,450,000
Gross amount at which carried at close of period [Abstract]
Land	2,120,000
Buildings & Improvements	11,421,000
Total	13,541,000
Accumulated Depreciation	(2,446,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Nicollett VII - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	429,000
Buildings & Improvements	6,931,000
Costs capitalized subsequent to acquisition	410,000
Gross amount at which carried at close of period [Abstract]
Land	436,000
Buildings & Improvements	7,334,000
Total	7,770,000
Accumulated Depreciation	(2,181,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Northgate I - Maple Grove, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,163,000	[1]
Initial Cost to Company [Abstract]
Land	1,062,000
Buildings & Improvements	6,358,000
Costs capitalized subsequent to acquisition	990,000
Gross amount at which carried at close of period [Abstract]
Land	1,235,000
Buildings & Improvements	7,175,000
Total	8,410,000
Accumulated Depreciation	(1,637,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Northgate II - Maple Grove, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	939,000	[1]
Initial Cost to Company [Abstract]
Land	359,000
Buildings & Improvements	1,944,000
Costs capitalized subsequent to acquisition	284,000
Gross amount at which carried at close of period [Abstract]
Land	403,000
Buildings & Improvements	2,184,000
Total	2,587,000
Accumulated Depreciation	(744,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Northpark Corporate Center - Arden Hills, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,332,000	[1]
Initial Cost to Company [Abstract]
Land	2,034,000
Buildings & Improvements	14,584,000
Costs capitalized subsequent to acquisition	1,585,000
Gross amount at which carried at close of period [Abstract]
Land	2,034,000
Buildings & Improvements	16,169,000
Total	18,203,000
Accumulated Depreciation	(3,104,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Omaha 10802 Farnam Dr - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,297,000	[1]
Initial Cost to Company [Abstract]
Land	2,462,000
Buildings & Improvements	4,374,000
Costs capitalized subsequent to acquisition	392,000
Gross amount at which carried at close of period [Abstract]
Land	2,818,000
Buildings & Improvements	4,410,000
Total	7,228,000
Accumulated Depreciation	(269,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Pacific Hills - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,770,000	[1]
Initial Cost to Company [Abstract]
Land	4,220,000
Buildings & Improvements	11,988,000
Costs capitalized subsequent to acquisition	2,179,000
Gross amount at which carried at close of period [Abstract]
Land	4,507,000
Buildings & Improvements	13,880,000
Total	18,387,000
Accumulated Depreciation	(2,604,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Pillsbury Business Center - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	284,000
Buildings & Improvements	1,556,000
Costs capitalized subsequent to acquisition	171,000
Gross amount at which carried at close of period [Abstract]
Land	299,000
Buildings & Improvements	1,712,000
Total	2,011,000
Accumulated Depreciation	(551,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plaza 16 - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,434,000	[1]
Initial Cost to Company [Abstract]
Land	389,000
Buildings & Improvements	5,444,000
Costs capitalized subsequent to acquisition	3,843,000
Gross amount at which carried at close of period [Abstract]
Land	591,000
Buildings & Improvements	9,085,000
Total	9,676,000
Accumulated Depreciation	(1,291,000)
Year of Construction or Acquisition	2009
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plaza VII - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	993,000	[1]
Initial Cost to Company [Abstract]
Land	300,000
Buildings & Improvements	3,058,000
Costs capitalized subsequent to acquisition	478,000
Gross amount at which carried at close of period [Abstract]
Land	351,000
Buildings & Improvements	3,485,000
Total	3,836,000
Accumulated Depreciation	(1,027,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth 5095 Nathan Lane - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,215,000	[1]
Initial Cost to Company [Abstract]
Land	604,000
Buildings & Improvements	1,253,000
Costs capitalized subsequent to acquisition	83,000
Gross amount at which carried at close of period [Abstract]
Land	636,000
Buildings & Improvements	1,304,000
Total	1,940,000
Accumulated Depreciation	(190,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth I - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,157,000	[1]
Initial Cost to Company [Abstract]
Land	530,000
Buildings & Improvements	1,133,000
Costs capitalized subsequent to acquisition	65,000
Gross amount at which carried at close of period [Abstract]
Land	530,000
Buildings & Improvements	1,198,000
Total	1,728,000
Accumulated Depreciation	(274,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth II - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,157,000	[1]
Initial Cost to Company [Abstract]
Land	367,000
Buildings & Improvements	1,264,000
Costs capitalized subsequent to acquisition	40,000
Gross amount at which carried at close of period [Abstract]
Land	367,000
Buildings & Improvements	1,304,000
Total	1,671,000
Accumulated Depreciation	(305,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth III - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,425,000	[1]
Initial Cost to Company [Abstract]
Land	507,000
Buildings & Improvements	1,495,000
Costs capitalized subsequent to acquisition	365,000
Gross amount at which carried at close of period [Abstract]
Land	507,000
Buildings & Improvements	1,860,000
Total	2,367,000
Accumulated Depreciation	(490,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Plymouth IV & V - Plymouth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,875,000	[1]
Initial Cost to Company [Abstract]
Land	1,336,000
Buildings & Improvements	12,693,000
Costs capitalized subsequent to acquisition	2,141,000
Gross amount at which carried at close of period [Abstract]
Land	1,338,000
Buildings & Improvements	14,832,000
Total	16,170,000
Accumulated Depreciation	(4,771,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Prairie Oak Business Center - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,304,000	[1]
Initial Cost to Company [Abstract]
Land	531,000
Buildings & Improvements	4,069,000
Costs capitalized subsequent to acquisition	1,852,000
Gross amount at which carried at close of period [Abstract]
Land	764,000
Buildings & Improvements	5,688,000
Total	6,452,000
Accumulated Depreciation	(1,904,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Rapid City 900 Concourse Drive - Rapid City, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,171,000	[1]
Initial Cost to Company [Abstract]
Land	285,000
Buildings & Improvements	6,600,000
Costs capitalized subsequent to acquisition	736,000
Gross amount at which carried at close of period [Abstract]
Land	514,000
Buildings & Improvements	7,107,000
Total	7,621,000
Accumulated Depreciation	(2,275,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Riverport - Maryland Heights, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	19,690,000	[1]
Initial Cost to Company [Abstract]
Land	1,891,000
Buildings & Improvements	18,982,000
Costs capitalized subsequent to acquisition	554,000
Gross amount at which carried at close of period [Abstract]
Land	1,917,000
Buildings & Improvements	19,510,000
Total	21,427,000
Accumulated Depreciation	(3,285,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Southeast Tech Center - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,691,000	[1]
Initial Cost to Company [Abstract]
Land	560,000
Buildings & Improvements	5,496,000
Costs capitalized subsequent to acquisition	419,000
Gross amount at which carried at close of period [Abstract]
Land	569,000
Buildings & Improvements	5,906,000
Total	6,475,000
Accumulated Depreciation	(2,133,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley IV - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	775,000	[1]
Initial Cost to Company [Abstract]
Land	178,000
Buildings & Improvements	916,000
Costs capitalized subsequent to acquisition	60,000
Gross amount at which carried at close of period [Abstract]
Land	186,000
Buildings & Improvements	968,000
Total	1,154,000
Accumulated Depreciation	(212,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley V - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	852,000	[1]
Initial Cost to Company [Abstract]
Land	212,000
Buildings & Improvements	1,123,000
Costs capitalized subsequent to acquisition	251,000
Gross amount at which carried at close of period [Abstract]
Land	240,000
Buildings & Improvements	1,346,000
Total	1,586,000
Accumulated Depreciation	(295,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley X - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	790,000	[1]
Initial Cost to Company [Abstract]
Land	180,000
Buildings & Improvements	1,024,000
Costs capitalized subsequent to acquisition	60,000
Gross amount at which carried at close of period [Abstract]
Land	189,000
Buildings & Improvements	1,075,000
Total	1,264,000
Accumulated Depreciation	(212,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Spring Valley XI - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	775,000	[1]
Initial Cost to Company [Abstract]
Land	143,000
Buildings & Improvements	1,094,000
Costs capitalized subsequent to acquisition	36,000
Gross amount at which carried at close of period [Abstract]
Land	151,000
Buildings & Improvements	1,122,000
Total	1,273,000
Accumulated Depreciation	(218,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Superior Office Building - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,174,000	[1]
Initial Cost to Company [Abstract]
Land	336,000
Buildings & Improvements	2,200,000
Costs capitalized subsequent to acquisition	83,000
Gross amount at which carried at close of period [Abstract]
Land	336,000
Buildings & Improvements	2,283,000
Total	2,619,000
Accumulated Depreciation	(526,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | TCA Building - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,080,000	[1]
Initial Cost to Company [Abstract]
Land	627,000
Buildings & Improvements	8,571,000
Costs capitalized subsequent to acquisition	911,000
Gross amount at which carried at close of period [Abstract]
Land	684,000
Buildings & Improvements	9,425,000
Total	10,109,000
Accumulated Depreciation	(2,616,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Three Paramount Plaza - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	1,261,000	[5]
Buildings & Improvements	6,149,000	[5]
Costs capitalized subsequent to acquisition	1,755,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	1,298,000	[5]
Buildings & Improvements	7,867,000	[5]
Total	9,165,000	[5]
Accumulated Depreciation	(2,539,000)	[5]
Year of Construction or Acquisition	2002	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Office [Member] | Thresher Square - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,094,000
Buildings & Improvements	10,026,000
Costs capitalized subsequent to acquisition	1,643,000
Gross amount at which carried at close of period [Abstract]
Land	1,104,000
Buildings & Improvements	11,659,000
Total	12,763,000
Accumulated Depreciation	(3,648,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Timberlands - Leawood, KS [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,155,000	[1]
Initial Cost to Company [Abstract]
Land	2,375,000
Buildings & Improvements	12,218,000
Costs capitalized subsequent to acquisition	1,405,000
Gross amount at which carried at close of period [Abstract]
Land	2,495,000
Buildings & Improvements	13,503,000
Total	15,998,000
Accumulated Depreciation	(2,603,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | UHC Office - International Falls, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	995,000	[1]
Initial Cost to Company [Abstract]
Land	119,000
Buildings & Improvements	2,366,000
Costs capitalized subsequent to acquisition	80,000
Gross amount at which carried at close of period [Abstract]
Land	119,000
Buildings & Improvements	2,446,000
Total	2,565,000
Accumulated Depreciation	(586,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | US Bank Financial Center - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,425,000	[1]
Initial Cost to Company [Abstract]
Land	3,117,000
Buildings & Improvements	13,350,000
Costs capitalized subsequent to acquisition	610,000
Gross amount at which carried at close of period [Abstract]
Land	3,119,000
Buildings & Improvements	13,958,000
Total	17,077,000
Accumulated Depreciation	(2,894,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Viromed - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	324,000	[1]
Initial Cost to Company [Abstract]
Land	666,000
Buildings & Improvements	4,197,000
Costs capitalized subsequent to acquisition	1,000
Gross amount at which carried at close of period [Abstract]
Land	666,000
Buildings & Improvements	4,198,000
Total	4,864,000
Accumulated Depreciation	(1,491,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Wells Fargo Center - St Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,206,000	[1]
Initial Cost to Company [Abstract]
Land	869,000
Buildings & Improvements	8,373,000
Costs capitalized subsequent to acquisition	1,448,000
Gross amount at which carried at close of period [Abstract]
Land	869,000
Buildings & Improvements	9,821,000
Total	10,690,000
Accumulated Depreciation	(2,087,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | West River Business Park - Waite Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	560,000	[1]
Initial Cost to Company [Abstract]
Land	235,000
Buildings & Improvements	1,195,000
Costs capitalized subsequent to acquisition	50,000
Gross amount at which carried at close of period [Abstract]
Land	235,000
Buildings & Improvements	1,245,000
Total	1,480,000
Accumulated Depreciation	(322,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Westgate - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,125,000	[1]
Initial Cost to Company [Abstract]
Land	1,000,000
Buildings & Improvements	10,618,000
Costs capitalized subsequent to acquisition	1,921,000
Gross amount at which carried at close of period [Abstract]
Land	1,000,000
Buildings & Improvements	12,539,000
Total	13,539,000
Accumulated Depreciation	(3,573,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Whitewater Plaza - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,830,000	[1]
Initial Cost to Company [Abstract]
Land	530,000
Buildings & Improvements	4,860,000
Costs capitalized subsequent to acquisition	850,000
Gross amount at which carried at close of period [Abstract]
Land	577,000
Buildings & Improvements	5,663,000
Total	6,240,000
Accumulated Depreciation	(1,774,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Wirth Corporate Center - Golden Valley, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,539,000	[1]
Initial Cost to Company [Abstract]
Land	970,000
Buildings & Improvements	7,659,000
Costs capitalized subsequent to acquisition	911,000
Gross amount at which carried at close of period [Abstract]
Land	971,000
Buildings & Improvements	8,569,000
Total	9,540,000
Accumulated Depreciation	(2,568,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Office [Member] | Woodlands Plaza IV - Maryland Heights, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,360,000	[1]
Initial Cost to Company [Abstract]
Land	771,000
Buildings & Improvements	4,609,000
Costs capitalized subsequent to acquisition	1,441,000
Gross amount at which carried at close of period [Abstract]
Land	837,000
Buildings & Improvements	5,984,000
Total	6,821,000
Accumulated Depreciation	(1,033,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	255,386,000	[1]
Initial Cost to Company [Abstract]
Land	32,386,000
Buildings & Improvements	423,642,000
Costs capitalized subsequent to acquisition	45,163,000
Gross amount at which carried at close of period [Abstract]
Land	32,847,000
Buildings & Improvements	468,344,000
Total	501,191,000
Accumulated Depreciation	(90,891,000)
Additions during year [Abstract]
Additions	11,122,000		47,408,000		19,249,000
Commercial-Healthcare [Member] | 2800 Medical Building - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,399,000	[1]
Initial Cost to Company [Abstract]
Land	204,000
Buildings & Improvements	7,135,000
Costs capitalized subsequent to acquisition	2,191,000
Gross amount at which carried at close of period [Abstract]
Land	229,000
Buildings & Improvements	9,301,000
Total	9,530,000
Accumulated Depreciation	(2,343,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | 2828 Chicago Avenue - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,379,000	[1]
Initial Cost to Company [Abstract]
Land	726,000
Buildings & Improvements	11,319,000
Costs capitalized subsequent to acquisition	5,627,000
Gross amount at which carried at close of period [Abstract]
Land	729,000
Buildings & Improvements	16,943,000
Total	17,672,000
Accumulated Depreciation	(2,764,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Airport Medical - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,083,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	4,678,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	4,678,000
Total	4,678,000
Accumulated Depreciation	(1,497,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Barry Pointe Office Park - Kansas City, MO [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,435,000	[1]
Initial Cost to Company [Abstract]
Land	384,000
Buildings & Improvements	2,366,000
Costs capitalized subsequent to acquisition	103,000
Gross amount at which carried at close of period [Abstract]
Land	392,000
Buildings & Improvements	2,461,000
Total	2,853,000
Accumulated Depreciation	(398,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Billings 2300 Grant Road - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,645,000	[1]
Initial Cost to Company [Abstract]
Land	649,000
Buildings & Improvements	1,216,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	649,000
Buildings & Improvements	1,216,000
Total	1,865,000
Accumulated Depreciation	(85,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Burnsville 303 Nicollet Medical (Ridgeview) - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,445,000	[1]
Initial Cost to Company [Abstract]
Land	1,071,000
Buildings & Improvements	6,842,000
Costs capitalized subsequent to acquisition	1,523,000
Gross amount at which carried at close of period [Abstract]
Land	1,071,000
Buildings & Improvements	8,365,000
Total	9,436,000
Accumulated Depreciation	(1,054,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Burnsville 305 Nicollet Medical (Ridgeview South) - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,287,000	[1]
Initial Cost to Company [Abstract]
Land	189,000
Buildings & Improvements	5,127,000
Costs capitalized subsequent to acquisition	768,000
Gross amount at which carried at close of period [Abstract]
Land	189,000
Buildings & Improvements	5,895,000
Total	6,084,000
Accumulated Depreciation	(741,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Casper 1930 E 12th Street (Park Place) - Casper, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	439,000	[5]
Buildings & Improvements	5,780,000	[5]
Costs capitalized subsequent to acquisition	162,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	439,000	[5]
Buildings & Improvements	5,942,000	[5]
Total	6,381,000	[5]
Accumulated Depreciation	(530,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Casper 3955 E 12th Street (Meadow Wind) - Casper, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	388,000	[5]
Buildings & Improvements	10,494,000	[5]
Costs capitalized subsequent to acquisition	25,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	388,000	[5]
Buildings & Improvements	10,519,000	[5]
Total	10,907,000	[5]
Accumulated Depreciation	(775,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Cheyenne 4010 N College Drive (Aspen Wind) - Cheyenne, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	628,000	[5]
Buildings & Improvements	10,272,000	[5]
Costs capitalized subsequent to acquisition	260,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	629,000	[5]
Buildings & Improvements	10,531,000	[5]
Total	11,160,000	[5]
Accumulated Depreciation	(903,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Cheyenne 4606 N College Drive (Sierra Hills) - Cheyenne, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	695,000	[5]
Buildings & Improvements	7,455,000	[5]
Costs capitalized subsequent to acquisition	40,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	695,000	[5]
Buildings & Improvements	7,495,000	[5]
Total	8,190,000	[5]
Accumulated Depreciation	(639,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Denfeld Clinic - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,656,000	[1]
Initial Cost to Company [Abstract]
Land	501,000
Buildings & Improvements	2,597,000
Costs capitalized subsequent to acquisition	1,000
Gross amount at which carried at close of period [Abstract]
Land	501,000
Buildings & Improvements	2,598,000
Total	3,099,000
Accumulated Depreciation	(588,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Eagan 1440 Duckwood Medical - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,811,000	[1]
Initial Cost to Company [Abstract]
Land	521,000
Buildings & Improvements	1,547,000
Costs capitalized subsequent to acquisition	519,000
Gross amount at which carried at close of period [Abstract]
Land	521,000
Buildings & Improvements	2,066,000
Total	2,587,000
Accumulated Depreciation	(447,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Belgrade, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	35,000
Buildings & Improvements	779,000
Costs capitalized subsequent to acquisition	5,000
Gross amount at which carried at close of period [Abstract]
Land	35,000
Buildings & Improvements	784,000
Total	819,000
Accumulated Depreciation	(100,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Billings, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,905,000	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	1,767,000
Costs capitalized subsequent to acquisition	7,000
Gross amount at which carried at close of period [Abstract]
Land	115,000
Buildings & Improvements	1,774,000
Total	1,889,000
Accumulated Depreciation	(231,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	511,000
Buildings & Improvements	9,193,000
Costs capitalized subsequent to acquisition	114,000
Gross amount at which carried at close of period [Abstract]
Land	511,000
Buildings & Improvements	9,307,000
Total	9,818,000
Accumulated Depreciation	(1,758,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Brainerd, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	587,000
Buildings & Improvements	8,999,000
Costs capitalized subsequent to acquisition	54,000
Gross amount at which carried at close of period [Abstract]
Land	587,000
Buildings & Improvements	9,053,000
Total	9,640,000
Accumulated Depreciation	(1,721,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Columbus, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	43,000	[5]
Buildings & Improvements	824,000	[5]
Costs capitalized subsequent to acquisition	3,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	44,000	[5]
Buildings & Improvements	826,000	[5]
Total	870,000	[5]
Accumulated Depreciation	(106,000)	[5]
Year of Construction or Acquisition	2008	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Edgewood Vista - East Grand Forks, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,902,000	[1]
Initial Cost to Company [Abstract]
Land	290,000
Buildings & Improvements	1,352,000
Costs capitalized subsequent to acquisition	15,000
Gross amount at which carried at close of period [Abstract]
Land	290,000
Buildings & Improvements	1,367,000
Total	1,657,000
Accumulated Depreciation	(177,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	12,877,000	[1]
Initial Cost to Company [Abstract]
Land	775,000
Buildings & Improvements	20,870,000
Costs capitalized subsequent to acquisition	9,000
Gross amount at which carried at close of period [Abstract]
Land	775,000
Buildings & Improvements	20,879,000
Total	21,654,000
Accumulated Depreciation	(2,674,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Fremont, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	593,000	[1]
Initial Cost to Company [Abstract]
Land	56,000
Buildings & Improvements	490,000
Costs capitalized subsequent to acquisition	42,000
Gross amount at which carried at close of period [Abstract]
Land	56,000
Buildings & Improvements	532,000
Total	588,000
Accumulated Depreciation	(153,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Grand Island, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	33,000	[5]
Buildings & Improvements	773,000	[5]
Costs capitalized subsequent to acquisition	30,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	39,000	[5]
Buildings & Improvements	797,000	[5]
Total	836,000	[5]
Accumulated Depreciation	(100,000)	[5]
Year of Construction or Acquisition	2008	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Edgewood Vista - Hastings, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	611,000	[1]
Initial Cost to Company [Abstract]
Land	49,000
Buildings & Improvements	517,000
Costs capitalized subsequent to acquisition	44,000
Gross amount at which carried at close of period [Abstract]
Land	50,000
Buildings & Improvements	560,000
Total	610,000
Accumulated Depreciation	(167,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Hermantown I, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	16,382,000	[1]
Initial Cost to Company [Abstract]
Land	288,000
Buildings & Improvements	9,871,000
Costs capitalized subsequent to acquisition	1,514,000
Gross amount at which carried at close of period [Abstract]
Land	288,000
Buildings & Improvements	11,385,000
Total	11,673,000
Accumulated Depreciation	(3,304,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Hermantown II, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	719,000
Buildings & Improvements	10,517,000
Costs capitalized subsequent to acquisition	33,000
Gross amount at which carried at close of period [Abstract]
Land	719,000
Buildings & Improvements	10,550,000
Total	11,269,000
Accumulated Depreciation	(2,009,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	613,000	[1]
Initial Cost to Company [Abstract]
Land	70,000
Buildings & Improvements	502,000
Costs capitalized subsequent to acquisition	603,000
Gross amount at which carried at close of period [Abstract]
Land	70,000
Buildings & Improvements	1,105,000
Total	1,175,000
Accumulated Depreciation	(211,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	9,470,000	[1]
Initial Cost to Company [Abstract]
Land	1,045,000
Buildings & Improvements	11,590,000
Costs capitalized subsequent to acquisition	70,000
Gross amount at which carried at close of period [Abstract]
Land	1,047,000
Buildings & Improvements	11,658,000
Total	12,705,000
Accumulated Depreciation	(714,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Missoula, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	870,000	[1]
Initial Cost to Company [Abstract]
Land	109,000
Buildings & Improvements	854,000
Costs capitalized subsequent to acquisition	72,000
Gross amount at which carried at close of period [Abstract]
Land	116,000
Buildings & Improvements	919,000
Total	1,035,000
Accumulated Depreciation	(359,000)
Year of Construction or Acquisition	1996
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Norfolk, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	42,000	[5]
Buildings & Improvements	722,000	[5]
Costs capitalized subsequent to acquisition	7,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	42,000	[5]
Buildings & Improvements	729,000	[5]
Total	771,000	[5]
Accumulated Depreciation	(93,000)	[5]
Year of Construction or Acquisition	2008	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Edgewood Vista - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	387,000	[1]
Initial Cost to Company [Abstract]
Land	89,000
Buildings & Improvements	547,000
Costs capitalized subsequent to acquisition	42,000
Gross amount at which carried at close of period [Abstract]
Land	89,000
Buildings & Improvements	589,000
Total	678,000
Accumulated Depreciation	(171,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Sioux Falls, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,091,000	[1]
Initial Cost to Company [Abstract]
Land	314,000
Buildings & Improvements	974,000
Costs capitalized subsequent to acquisition	12,000
Gross amount at which carried at close of period [Abstract]
Land	314,000
Buildings & Improvements	986,000
Total	1,300,000
Accumulated Depreciation	(128,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Spearfish, SD [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	315,000
Buildings & Improvements	8,584,000
Costs capitalized subsequent to acquisition	65,000
Gross amount at which carried at close of period [Abstract]
Land	330,000
Buildings & Improvements	8,634,000
Total	8,964,000
Accumulated Depreciation	(1,271,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edgewood Vista - Virginia, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,932,000	[1]
Initial Cost to Company [Abstract]
Land	246,000
Buildings & Improvements	11,823,000
Costs capitalized subsequent to acquisition	115,000
Gross amount at which carried at close of period [Abstract]
Land	246,000
Buildings & Improvements	11,938,000
Total	12,184,000
Accumulated Depreciation	(3,056,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6363 France Medical - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,000,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	12,675,000
Costs capitalized subsequent to acquisition	1,762,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	14,437,000
Total	14,437,000
Accumulated Depreciation	(2,458,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6405 France Medical - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	8,782,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	12,201,000
Costs capitalized subsequent to acquisition	41,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	12,242,000
Total	12,242,000
Accumulated Depreciation	(2,097,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6517 Drew Avenue - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,133,000	[1]
Initial Cost to Company [Abstract]
Land	353,000
Buildings & Improvements	660,000
Costs capitalized subsequent to acquisition	529,000
Gross amount at which carried at close of period [Abstract]
Land	372,000
Buildings & Improvements	1,170,000
Total	1,542,000
Accumulated Depreciation	(460,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6525 Drew Avenue - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	388,000
Buildings & Improvements	117,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	388,000
Buildings & Improvements	117,000
Total	505,000
Accumulated Depreciation	(4,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6525 France SMC II - Edina, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,170,000	[1]
Initial Cost to Company [Abstract]
Land	755,000
Buildings & Improvements	8,054,000
Costs capitalized subsequent to acquisition	6,018,000
Gross amount at which carried at close of period [Abstract]
Land	1,040,000
Buildings & Improvements	13,787,000
Total	14,827,000
Accumulated Depreciation	(5,226,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Edina 6545 France SMC I - Edina MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	30,786,000	[1]
Initial Cost to Company [Abstract]
Land	3,480,000
Buildings & Improvements	30,743,000
Costs capitalized subsequent to acquisition	12,464,000
Gross amount at which carried at close of period [Abstract]
Land	3,480,000
Buildings & Improvements	43,207,000
Total	46,687,000
Accumulated Depreciation	(14,411,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Fresenius - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	716,000	[1]
Initial Cost to Company [Abstract]
Land	50,000
Buildings & Improvements	1,520,000
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	50,000
Buildings & Improvements	1,522,000
Total	1,572,000
Accumulated Depreciation	(344,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Garden View - St. Paul, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,320,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	7,408,000
Costs capitalized subsequent to acquisition	709,000
Gross amount at which carried at close of period [Abstract]
Land	12,000
Buildings & Improvements	8,105,000
Total	8,117,000
Accumulated Depreciation	(2,217,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Gateway Clinic - Sandstone, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	959,000	[1]
Initial Cost to Company [Abstract]
Land	66,000
Buildings & Improvements	1,699,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	66,000
Buildings & Improvements	1,699,000
Total	1,765,000
Accumulated Depreciation	(384,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Healtheast St John & Woodwinds - Maplewood & Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,304,000	[1]
Initial Cost to Company [Abstract]
Land	3,239,000
Buildings & Improvements	18,362,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	3,239,000
Buildings & Improvements	18,362,000
Total	21,601,000
Accumulated Depreciation	(5,948,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | High Pointe Health Campus - Lake Elmo, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,400,000	[1]
Initial Cost to Company [Abstract]
Land	1,305,000
Buildings & Improvements	10,528,000
Costs capitalized subsequent to acquisition	1,630,000
Gross amount at which carried at close of period [Abstract]
Land	1,329,000
Buildings & Improvements	12,134,000
Total	13,463,000
Accumulated Depreciation	(2,888,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Jamestown Medical Office Building - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,200,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	7,605,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	7,605,000
Total	7,605,000
Accumulated Depreciation	(76,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Laramie 1072 N 22nd Street (Spring Wind) - Laramie, WY [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	406,000	[5]
Buildings & Improvements	10,151,000	[5]
Costs capitalized subsequent to acquisition	17,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	406,000	[5]
Buildings & Improvements	10,168,000	[5]
Total	10,574,000	[5]
Accumulated Depreciation	(631,000)	[5]
Year of Construction or Acquisition	2009	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Healthcare [Member] | Mariner Clinic - Superior, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,097,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	3,781,000
Costs capitalized subsequent to acquisition	90,000
Gross amount at which carried at close of period [Abstract]
Land	20,000
Buildings & Improvements	3,851,000
Total	3,871,000
Accumulated Depreciation	(871,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Minneapolis 701 25th Avenue Medical - Minneapolis, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,532,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	7,873,000
Costs capitalized subsequent to acquisition	1,093,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	8,966,000
Total	8,966,000
Accumulated Depreciation	(1,133,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Missoula 3050 Great Northern - Missoula, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,727,000	[1]
Initial Cost to Company [Abstract]
Land	640,000
Buildings & Improvements	1,331,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	640,000
Buildings & Improvements	1,331,000
Total	1,971,000
Accumulated Depreciation	(93,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Nebraska Orthopedic Hospital - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	11,964,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	20,272,000
Costs capitalized subsequent to acquisition	1,615,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	21,887,000
Total	21,887,000
Accumulated Depreciation	(4,764,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Park Dental - Brooklyn Center, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	621,000	[1]
Initial Cost to Company [Abstract]
Land	185,000
Buildings & Improvements	2,767,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	185,000
Buildings & Improvements	2,767,000
Total	2,952,000
Accumulated Depreciation	(735,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Pavilion I - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	5,525,000	[1]
Initial Cost to Company [Abstract]
Land	1,245,000
Buildings & Improvements	8,898,000
Costs capitalized subsequent to acquisition	31,000
Gross amount at which carried at close of period [Abstract]
Land	1,245,000
Buildings & Improvements	8,929,000
Total	10,174,000
Accumulated Depreciation	(1,993,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Pavilion II - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,168,000	[1]
Initial Cost to Company [Abstract]
Land	2,715,000
Buildings & Improvements	14,673,000
Costs capitalized subsequent to acquisition	1,937,000
Gross amount at which carried at close of period [Abstract]
Land	2,715,000
Buildings & Improvements	16,610,000
Total	19,325,000
Accumulated Depreciation	(4,739,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Ritchie Medical Plaza - St Paul, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	6,463,000	[1]
Initial Cost to Company [Abstract]
Land	1,615,000
Buildings & Improvements	7,851,000
Costs capitalized subsequent to acquisition	1,911,000
Gross amount at which carried at close of period [Abstract]
Land	1,647,000
Buildings & Improvements	9,730,000
Total	11,377,000
Accumulated Depreciation	(1,952,000)
Year of Construction or Acquisition	2005
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Sartell 2000 23rd Street South - Sartell, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,256,000	[1]
Initial Cost to Company [Abstract]
Land	0
Buildings & Improvements	11,781,000
Costs capitalized subsequent to acquisition	935,000
Gross amount at which carried at close of period [Abstract]
Land	0
Buildings & Improvements	12,716,000
Total	12,716,000
Accumulated Depreciation	(3,458,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek American Falls- American Falls, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,328,000	[1]
Initial Cost to Company [Abstract]
Land	145,000
Buildings & Improvements	3,870,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	145,000
Buildings & Improvements	3,870,000
Total	4,015,000
Accumulated Depreciation	(180,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Boise - Boise, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,957,000	[1]
Initial Cost to Company [Abstract]
Land	708,000
Buildings & Improvements	4,296,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	708,000
Buildings & Improvements	4,296,000
Total	5,004,000
Accumulated Depreciation	(214,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Eagle - Eagle, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,141,000	[1]
Initial Cost to Company [Abstract]
Land	263,000
Buildings & Improvements	3,775,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	263,000
Buildings & Improvements	3,775,000
Total	4,038,000
Accumulated Depreciation	(176,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Meridian - Meridian, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,538,000	[1]
Initial Cost to Company [Abstract]
Land	424,000
Buildings & Improvements	6,724,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	424,000
Buildings & Improvements	6,724,000
Total	7,148,000
Accumulated Depreciation	(310,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Overland - Overland, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,339,000	[1]
Initial Cost to Company [Abstract]
Land	687,000
Buildings & Improvements	5,941,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	687,000
Buildings & Improvements	5,941,000
Total	6,628,000
Accumulated Depreciation	(286,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Soda Springs - Soda Springs, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	838,000	[1]
Initial Cost to Company [Abstract]
Land	66,000
Buildings & Improvements	2,134,000
Costs capitalized subsequent to acquisition	33,000
Gross amount at which carried at close of period [Abstract]
Land	66,000
Buildings & Improvements	2,167,000
Total	2,233,000
Accumulated Depreciation	(101,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Spring Creek-Ustick - Meridian, ID [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	467,000
Buildings & Improvements	3,833,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	467,000
Buildings & Improvements	3,833,000
Total	4,300,000
Accumulated Depreciation	(165,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | St Michael Clinic - St Michael, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,902,000	[1]
Initial Cost to Company [Abstract]
Land	328,000
Buildings & Improvements	2,259,000
Costs capitalized subsequent to acquisition	264,000
Gross amount at which carried at close of period [Abstract]
Land	328,000
Buildings & Improvements	2,523,000
Total	2,851,000
Accumulated Depreciation	(384,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Trinity at Plaza 16 - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,984,000	[1]
Initial Cost to Company [Abstract]
Land	568,000
Buildings & Improvements	8,987,000
Costs capitalized subsequent to acquisition	5,000
Gross amount at which carried at close of period [Abstract]
Land	568,000
Buildings & Improvements	8,992,000
Total	9,560,000
Accumulated Depreciation	(361,000)
Year of Construction or Acquisition	2011
Life on which depreciation in latest income statement is computed	40 years
Commercial-Healthcare [Member] | Wells Clinic - Hibbing, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,463,000	[1]
Initial Cost to Company [Abstract]
Land	162,000
Buildings & Improvements	2,497,000
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	162,000
Buildings & Improvements	2,499,000
Total	2,661,000
Accumulated Depreciation	(565,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	38,622,000	[1]
Initial Cost to Company [Abstract]
Land	20,121,000
Buildings & Improvements	89,744,000
Costs capitalized subsequent to acquisition	15,907,000
Gross amount at which carried at close of period [Abstract]
Land	20,349,000
Buildings & Improvements	105,423,000
Total	125,772,000
Accumulated Depreciation	(23,688,000)
Additions during year [Abstract]
Additions	5,900,000		0		3,914,000
Commercial-Industrial [Member] | API Building - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	796,000	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	1,605,000
Costs capitalized subsequent to acquisition	3,000
Gross amount at which carried at close of period [Abstract]
Land	115,000
Buildings & Improvements	1,608,000
Total	1,723,000
Accumulated Depreciation	(363,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Bloomington 2000 W 94th Street - Bloomington, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	2,133,000	[5]
Buildings & Improvements	4,097,000	[5]
Costs capitalized subsequent to acquisition	1,185,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	2,172,000	[5]
Buildings & Improvements	5,243,000	[5]
Total	7,415,000	[5]
Accumulated Depreciation	(972,000)	[5]
Year of Construction or Acquisition	2006	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Industrial [Member] | Bodycote Industrial Building - Eden Prairie, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,046,000	[1]
Initial Cost to Company [Abstract]
Land	198,000
Buildings & Improvements	1,154,000
Costs capitalized subsequent to acquisition	800,000
Gross amount at which carried at close of period [Abstract]
Land	198,000
Buildings & Improvements	1,954,000
Total	2,152,000
Accumulated Depreciation	(858,000)
Year of Construction or Acquisition	1992
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Brooklyn Park 7401 Boone Avenue - Brooklyn Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	7,411,000	[1]
Initial Cost to Company [Abstract]
Land	1,368,000
Buildings & Improvements	11,643,000
Costs capitalized subsequent to acquisition	2,121,000
Gross amount at which carried at close of period [Abstract]
Land	1,368,000
Buildings & Improvements	13,764,000
Total	15,132,000
Accumulated Depreciation	(3,801,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Cedar Lake Business Center - St. Louis Park, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,276,000	[1]
Initial Cost to Company [Abstract]
Land	895,000
Buildings & Improvements	2,810,000
Costs capitalized subsequent to acquisition	68,000
Gross amount at which carried at close of period [Abstract]
Land	895,000
Buildings & Improvements	2,878,000
Total	3,773,000
Accumulated Depreciation	(444,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Clive 2075 NW 94th Street - Clive, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,175,000	[1]
Initial Cost to Company [Abstract]
Land	408,000
Buildings & Improvements	2,611,000
Costs capitalized subsequent to acquisition	47,000
Gross amount at which carried at close of period [Abstract]
Land	408,000
Buildings & Improvements	2,658,000
Total	3,066,000
Accumulated Depreciation	(246,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Dixon Avenue Industrial Park - Des Moines, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,439,000
Buildings & Improvements	10,758,000
Costs capitalized subsequent to acquisition	1,609,000
Gross amount at which carried at close of period [Abstract]
Land	1,439,000
Buildings & Improvements	12,367,000
Total	13,806,000
Accumulated Depreciation	(3,501,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Eagan 2785 & 2795 Highway 55 - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,058,000
Buildings & Improvements	2,570,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	3,058,000
Buildings & Improvements	2,570,000
Total	5,628,000
Accumulated Depreciation	(337,000)
Year of Construction or Acquisition	2008
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Fargo 1320 45th Street N - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	395,000
Buildings & Improvements	3,518,000
Costs capitalized subsequent to acquisition	247,000
Gross amount at which carried at close of period [Abstract]
Land	395,000
Buildings & Improvements	3,765,000
Total	4,160,000
Accumulated Depreciation	(273,000)
Year of Construction or Acquisition	2010
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Lexington Commerce Center - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,348,000	[1]
Initial Cost to Company [Abstract]
Land	453,000
Buildings & Improvements	4,352,000
Costs capitalized subsequent to acquisition	1,982,000
Gross amount at which carried at close of period [Abstract]
Land	480,000
Buildings & Improvements	6,307,000
Total	6,787,000
Accumulated Depreciation	(2,407,000)
Year of Construction or Acquisition	1999
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Lighthouse - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	836,000	[1]
Initial Cost to Company [Abstract]
Land	90,000
Buildings & Improvements	1,788,000
Costs capitalized subsequent to acquisition	7,000
Gross amount at which carried at close of period [Abstract]
Land	90,000
Buildings & Improvements	1,795,000
Total	1,885,000
Accumulated Depreciation	(408,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Metal Improvement Company - New Brighton, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	240,000
Buildings & Improvements	2,189,000
Costs capitalized subsequent to acquisition	78,000
Gross amount at which carried at close of period [Abstract]
Land	240,000
Buildings & Improvements	2,267,000
Total	2,507,000
Accumulated Depreciation	(648,000)
Year of Construction or Acquisition	2002
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Minnetonka 13600 County Road 62 - Minnetonka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,427,000	[1]
Initial Cost to Company [Abstract]
Land	809,000
Buildings & Improvements	434,000
Costs capitalized subsequent to acquisition	2,459,000
Gross amount at which carried at close of period [Abstract]
Land	809,000
Buildings & Improvements	2,893,000
Total	3,702,000
Accumulated Depreciation	(308,000)
Year of Construction or Acquisition	2009
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Minot IPS - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	416,000
Buildings & Improvements	5,484,000
Costs capitalized subsequent to acquisition	62,000
Gross amount at which carried at close of period [Abstract]
Land	416,000
Buildings & Improvements	5,546,000
Total	5,962,000
Accumulated Depreciation	(59,000)
Year of Construction or Acquisition	2012
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Roseville 2929 Long Lake Road - Roseville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,966,000
Buildings & Improvements	7,272,000
Costs capitalized subsequent to acquisition	1,729,000
Gross amount at which carried at close of period [Abstract]
Land	2,000,000
Buildings & Improvements	8,967,000
Total	10,967,000
Accumulated Depreciation	(1,506,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Stone Container - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,426,000	[1]
Initial Cost to Company [Abstract]
Land	440,000
Buildings & Improvements	6,597,000
Costs capitalized subsequent to acquisition	104,000
Gross amount at which carried at close of period [Abstract]
Land	440,000
Buildings & Improvements	6,701,000
Total	7,141,000
Accumulated Depreciation	(2,608,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Stone Container - Roseville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	4,500,000	[1]
Initial Cost to Company [Abstract]
Land	810,000
Buildings & Improvements	7,440,000
Costs capitalized subsequent to acquisition	254,000
Gross amount at which carried at close of period [Abstract]
Land	882,000
Buildings & Improvements	7,622,000
Total	8,504,000
Accumulated Depreciation	(2,176,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Urbandale 3900 106th Street - Urbandale, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	10,702,000	[1]
Initial Cost to Company [Abstract]
Land	3,680,000
Buildings & Improvements	9,893,000
Costs capitalized subsequent to acquisition	1,215,000
Gross amount at which carried at close of period [Abstract]
Land	3,721,000
Buildings & Improvements	11,067,000
Total	14,788,000
Accumulated Depreciation	(1,732,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Winsted Industrial Building - Winsted, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	100,000
Buildings & Improvements	901,000
Costs capitalized subsequent to acquisition	53,000
Gross amount at which carried at close of period [Abstract]
Land	100,000
Buildings & Improvements	954,000
Total	1,054,000
Accumulated Depreciation	(358,000)
Year of Construction or Acquisition	2001
Life on which depreciation in latest income statement is computed	40 years
Commercial-Industrial [Member] | Woodbury 1865 Woodlane - Woodbury, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,679,000	[1]
Initial Cost to Company [Abstract]
Land	1,108,000
Buildings & Improvements	2,628,000
Costs capitalized subsequent to acquisition	1,884,000
Gross amount at which carried at close of period [Abstract]
Land	1,123,000
Buildings & Improvements	4,497,000
Total	5,620,000
Accumulated Depreciation	(683,000)
Year of Construction or Acquisition	2007
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	35,220,000	[1]
Initial Cost to Company [Abstract]
Land	19,099,000
Buildings & Improvements	86,904,000
Costs capitalized subsequent to acquisition	26,533,000
Gross amount at which carried at close of period [Abstract]
Land	21,192,000
Buildings & Improvements	111,344,000
Total	132,536,000
Accumulated Depreciation	(27,218,000)
Additions during year [Abstract]
Additions	1,240,000		2,316,000		7,169,000
Commercial-Retail [Member] | 17 South Main - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	81,000	[1]
Initial Cost to Company [Abstract]
Land	15,000
Buildings & Improvements	75,000
Costs capitalized subsequent to acquisition	197,000
Gross amount at which carried at close of period [Abstract]
Land	17,000
Buildings & Improvements	270,000
Total	287,000
Accumulated Depreciation	(196,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Anoka Strip Center - Anoka, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	123,000
Buildings & Improvements	602,000
Costs capitalized subsequent to acquisition	25,000
Gross amount at which carried at close of period [Abstract]
Land	134,000
Buildings & Improvements	616,000
Total	750,000
Accumulated Depreciation	(160,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Arrowhead First International Bank - Minot ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	75,000
Buildings & Improvements	1,165,000
Costs capitalized subsequent to acquisition	360,000
Gross amount at which carried at close of period [Abstract]
Land	75,000
Buildings & Improvements	1,525,000
Total	1,600,000
Accumulated Depreciation	(3,000)
Year of Construction or Acquisition	2013
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Burnsville 1 Strip Center - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	329,000	[1]
Initial Cost to Company [Abstract]
Land	208,000
Buildings & Improvements	773,000
Costs capitalized subsequent to acquisition	205,000
Gross amount at which carried at close of period [Abstract]
Land	208,000
Buildings & Improvements	978,000
Total	1,186,000
Accumulated Depreciation	(256,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Burnsville 2 Strip Center - Burnsville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	259,000	[1]
Initial Cost to Company [Abstract]
Land	291,000
Buildings & Improvements	469,000
Costs capitalized subsequent to acquisition	214,000
Gross amount at which carried at close of period [Abstract]
Land	294,000
Buildings & Improvements	680,000
Total	974,000
Accumulated Depreciation	(196,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Champlin South Pond - Champlin, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,473,000	[1]
Initial Cost to Company [Abstract]
Land	842,000
Buildings & Improvements	2,703,000
Costs capitalized subsequent to acquisition	69,000
Gross amount at which carried at close of period [Abstract]
Land	866,000
Buildings & Improvements	2,748,000
Total	3,614,000
Accumulated Depreciation	(650,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Chan West Village - Chanhassen, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	13,052,000	[1]
Initial Cost to Company [Abstract]
Land	5,035,000
Buildings & Improvements	14,665,000
Costs capitalized subsequent to acquisition	1,987,000
Gross amount at which carried at close of period [Abstract]
Land	5,606,000
Buildings & Improvements	16,081,000
Total	21,687,000
Accumulated Depreciation	(4,298,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Dakota West Plaza - Minot , ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	364,000	[1]
Initial Cost to Company [Abstract]
Land	92,000
Buildings & Improvements	493,000
Costs capitalized subsequent to acquisition	30,000
Gross amount at which carried at close of period [Abstract]
Land	106,000
Buildings & Improvements	509,000
Total	615,000
Accumulated Depreciation	(95,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Duluth 4615 Grand - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	677,000	[1]
Initial Cost to Company [Abstract]
Land	130,000
Buildings & Improvements	1,800,000
Costs capitalized subsequent to acquisition	4,000
Gross amount at which carried at close of period [Abstract]
Land	131,000
Buildings & Improvements	1,803,000
Total	1,934,000
Accumulated Depreciation	(407,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Duluth Denfeld Retail - Duluth, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,235,000	[1]
Initial Cost to Company [Abstract]
Land	276,000
Buildings & Improvements	4,699,000
Costs capitalized subsequent to acquisition	160,000
Gross amount at which carried at close of period [Abstract]
Land	297,000
Buildings & Improvements	4,838,000
Total	5,135,000
Accumulated Depreciation	(1,114,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Eagan Community - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	702,000
Buildings & Improvements	1,243,000
Costs capitalized subsequent to acquisition	800,000
Gross amount at which carried at close of period [Abstract]
Land	703,000
Buildings & Improvements	2,042,000
Total	2,745,000
Accumulated Depreciation	(498,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Fargo Express Community - Fargo, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	938,000	[1]
Initial Cost to Company [Abstract]
Land	374,000
Buildings & Improvements	1,420,000
Costs capitalized subsequent to acquisition	777,000
Gross amount at which carried at close of period [Abstract]
Land	386,000
Buildings & Improvements	2,185,000
Total	2,571,000
Accumulated Depreciation	(430,000)
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Fargo Express Community - Fargo, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2003
Commercial-Retail [Member] | Fargo Express Community - Fargo, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Year of Construction or Acquisition	2005
Commercial-Retail [Member] | Forest Lake Auto - Forest Lake, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	50,000	[5]
Buildings & Improvements	446,000	[5]
Costs capitalized subsequent to acquisition	13,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	50,000	[5]
Buildings & Improvements	459,000	[5]
Total	509,000	[5]
Accumulated Depreciation	(120,000)	[5]
Year of Construction or Acquisition	2003	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Forest Lake Westlake Center - Forest Lake, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,446,000
Buildings & Improvements	5,304,000
Costs capitalized subsequent to acquisition	487,000
Gross amount at which carried at close of period [Abstract]
Land	2,480,000
Buildings & Improvements	5,757,000
Total	8,237,000
Accumulated Depreciation	(1,485,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Grand Forks Carmike - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,541,000	[1]
Initial Cost to Company [Abstract]
Land	184,000
Buildings & Improvements	2,360,000
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	184,000
Buildings & Improvements	2,362,000
Total	2,546,000
Accumulated Depreciation	(1,092,000)
Year of Construction or Acquisition	1994
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Grand Forks Medpark Mall - Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	681,000
Buildings & Improvements	4,808,000
Costs capitalized subsequent to acquisition	251,000
Gross amount at which carried at close of period [Abstract]
Land	722,000
Buildings & Improvements	5,018,000
Total	5,740,000
Accumulated Depreciation	(1,683,000)
Year of Construction or Acquisition	2000
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Jamestown Buffalo Mall - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,331,000	[1]
Initial Cost to Company [Abstract]
Land	566,000
Buildings & Improvements	5,551,000
Costs capitalized subsequent to acquisition	3,036,000
Gross amount at which carried at close of period [Abstract]
Land	1,114,000
Buildings & Improvements	8,039,000
Total	9,153,000
Accumulated Depreciation	(1,486,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Jamestown Business Center - Jamestown, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	466,000	[1]
Initial Cost to Company [Abstract]
Land	297,000
Buildings & Improvements	1,023,000
Costs capitalized subsequent to acquisition	1,332,000
Gross amount at which carried at close of period [Abstract]
Land	333,000
Buildings & Improvements	2,319,000
Total	2,652,000
Accumulated Depreciation	(844,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Kalispell Retail Center - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,280,000	[1]
Initial Cost to Company [Abstract]
Land	250,000
Buildings & Improvements	2,250,000
Costs capitalized subsequent to acquisition	973,000
Gross amount at which carried at close of period [Abstract]
Land	253,000
Buildings & Improvements	3,220,000
Total	3,473,000
Accumulated Depreciation	(761,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Lakeville Strip Center - Lakeville, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	932,000	[1]
Initial Cost to Company [Abstract]
Land	46,000
Buildings & Improvements	1,142,000
Costs capitalized subsequent to acquisition	852,000
Gross amount at which carried at close of period [Abstract]
Land	94,000
Buildings & Improvements	1,946,000
Total	2,040,000
Accumulated Depreciation	(613,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Minot 1400 31st Ave - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	1,026,000	[5]
Buildings & Improvements	6,143,000	[5]
Costs capitalized subsequent to acquisition	4,352,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	1,038,000	[5]
Buildings & Improvements	10,483,000	[5]
Total	11,521,000	[5]
Accumulated Depreciation	(1,054,000)	[5]
Year of Construction or Acquisition	2010	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Minot Arrowhead - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	100,000	[5]
Buildings & Improvements	3,007,000	[5]
Costs capitalized subsequent to acquisition	5,272,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	116,000	[5]
Buildings & Improvements	8,263,000	[5]
Total	8,379,000	[5]
Accumulated Depreciation	(1,403,000)	[5]
Year of Construction or Acquisition	1973	[5]
Commercial-Retail [Member] | Minot Arrowhead - Minot, ND [Member] | Minimum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	15 years 6 months	[5]
Commercial-Retail [Member] | Minot Arrowhead - Minot, ND [Member] | Maximum [Member]
Gross amount at which carried at close of period [Abstract]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Minot Plaza - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	795,000	[1]
Initial Cost to Company [Abstract]
Land	50,000
Buildings & Improvements	453,000
Costs capitalized subsequent to acquisition	147,000
Gross amount at which carried at close of period [Abstract]
Land	80,000
Buildings & Improvements	570,000
Total	650,000
Accumulated Depreciation	(296,000)
Year of Construction or Acquisition	1993
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Monticello C Store - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	65,000	[5]
Buildings & Improvements	770,000	[5]
Costs capitalized subsequent to acquisition	37,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	97,000	[5]
Buildings & Improvements	775,000	[5]
Total	872,000	[5]
Accumulated Depreciation	(206,000)	[5]
Year of Construction or Acquisition	2003	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | Omaha Barnes & Noble - Omaha, NE [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	2,418,000	[1]
Initial Cost to Company [Abstract]
Land	600,000
Buildings & Improvements	3,099,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	600,000
Buildings & Improvements	3,099,000
Total	3,699,000
Accumulated Depreciation	(1,356,000)
Year of Construction or Acquisition	1995
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Pine City C-Store - Pine City, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	83,000
Buildings & Improvements	357,000
Costs capitalized subsequent to acquisition	12,000
Gross amount at which carried at close of period [Abstract]
Land	83,000
Buildings & Improvements	369,000
Total	452,000
Accumulated Depreciation	(96,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Pine City Evergreen Square - Pine City, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	154,000
Buildings & Improvements	2,646,000
Costs capitalized subsequent to acquisition	606,000
Gross amount at which carried at close of period [Abstract]
Land	385,000
Buildings & Improvements	3,021,000
Total	3,406,000
Accumulated Depreciation	(890,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Rochester Maplewood Square - Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1],[5]
Initial Cost to Company [Abstract]
Land	3,275,000	[5]
Buildings & Improvements	8,610,000	[5]
Costs capitalized subsequent to acquisition	1,966,000	[5]
Gross amount at which carried at close of period [Abstract]
Land	3,652,000	[5]
Buildings & Improvements	10,199,000	[5]
Total	13,851,000	[5]
Accumulated Depreciation	(3,229,000)	[5]
Year of Construction or Acquisition	1999	[5]
Life on which depreciation in latest income statement is computed	40 years	[5]
Commercial-Retail [Member] | St. Cloud Westgate - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,008,000	[1]
Initial Cost to Company [Abstract]
Land	918,000
Buildings & Improvements	5,535,000
Costs capitalized subsequent to acquisition	1,669,000
Gross amount at which carried at close of period [Abstract]
Land	941,000
Buildings & Improvements	7,181,000
Total	8,122,000
Accumulated Depreciation	(1,481,000)
Year of Construction or Acquisition	2004
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Weston Retail - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	79,000
Buildings & Improvements	1,575,000
Costs capitalized subsequent to acquisition	27,000
Gross amount at which carried at close of period [Abstract]
Land	80,000
Buildings & Improvements	1,601,000
Total	1,681,000
Accumulated Depreciation	(408,000)
Year of Construction or Acquisition	2003
Life on which depreciation in latest income statement is computed	40 years
Commercial-Retail [Member] | Weston Walgreens - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	3,041,000	[1]
Initial Cost to Company [Abstract]
Land	66,000
Buildings & Improvements	1,718,000
Costs capitalized subsequent to acquisition	671,000
Gross amount at which carried at close of period [Abstract]
Land	67,000
Buildings & Improvements	2,388,000
Total	2,455,000
Accumulated Depreciation	(412,000)
Year of Construction or Acquisition	2006
Life on which depreciation in latest income statement is computed	40 years
Subtotal [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	1,049,206,000	[1]
Initial Cost to Company [Abstract]
Land	190,207,000
Buildings & Improvements	1,577,356,000
Costs capitalized subsequent to acquisition	265,407,000
Gross amount at which carried at close of period [Abstract]
Land	207,499,000
Buildings & Improvements	1,825,471,000
Total	2,032,970,000
Accumulated Depreciation	(420,421,000)
Unimproved Land [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	20,808,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	695,000
Gross amount at which carried at close of period [Abstract]
Land	21,503,000
Buildings & Improvements	0
Total	21,503,000
Accumulated Depreciation	0
Unimproved Land [Member] | Badger Hills Rochester, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,050,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,050,000
Buildings & Improvements	0
Total	1,050,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | Bismarck 4916 - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,250,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	3,250,000
Buildings & Improvements	0
Total	3,250,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Unimproved Land [Member] | Bismarck 700 E Main - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	314,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	558,000
Gross amount at which carried at close of period [Abstract]
Land	872,000
Buildings & Improvements	0
Total	872,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2008
Unimproved Land [Member] | Cypress Court - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	447,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	447,000
Buildings & Improvements	0
Total	447,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | Eagan - Eagan, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	423,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	423,000
Buildings & Improvements	0
Total	423,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Georgetown Square - Grand Chute, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,860,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,860,000
Buildings & Improvements	0
Total	1,860,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Grand Forks 2150 Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,600,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,600,000
Buildings & Improvements	0
Total	1,600,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Unimproved Land [Member] | Grand Forks Grand Forks, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	4,278,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	4,278,000
Buildings & Improvements	0
Total	4,278,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | Kalispell - Kalispell, MT [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,400,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	23,000
Gross amount at which carried at close of period [Abstract]
Land	1,423,000
Buildings & Improvements	0
Total	1,423,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2003
Unimproved Land [Member] | Minot Southgate Lot 4 Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,882,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	1,882,000
Buildings & Improvements	0
Total	1,882,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Unimproved Land [Member] | Monticello - Monticello, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	115,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	2,000
Gross amount at which carried at close of period [Abstract]
Land	117,000
Buildings & Improvements	0
Total	117,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Renaissance Heights - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,373,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,373,000
Buildings & Improvements	0
Total	2,373,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Unimproved Land [Member] | River Falls - River Falls, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	176,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	3,000
Gross amount at which carried at close of period [Abstract]
Land	179,000
Buildings & Improvements	0
Total	179,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2003
Unimproved Land [Member] | Urbandale - Urbandale, IA [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	5,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	109,000
Gross amount at which carried at close of period [Abstract]
Land	114,000
Buildings & Improvements	0
Total	114,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2009
Unimproved Land [Member] | Weston - Weston, WI [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	812,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	812,000
Buildings & Improvements	0
Total	812,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2006
Unimproved Land [Member] | Williston - Williston, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	823,000
Buildings & Improvements	0
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	823,000
Buildings & Improvements	0
Total	823,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Development in Progress [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	12,894,000
Buildings & Improvements	27,023,000
Costs capitalized subsequent to acquisition	6,594,000
Gross amount at which carried at close of period [Abstract]
Land	12,907,000
Buildings & Improvements	33,604,000
Total	46,511,000
Accumulated Depreciation	0
Development in Progress [Member] | Cypress Court - St. Cloud, MN [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	1,136,000
Buildings & Improvements	4,610,000
Costs capitalized subsequent to acquisition	713,000
Gross amount at which carried at close of period [Abstract]
Land	1,136,000
Buildings & Improvements	5,323,000
Total	6,459,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2012
Development in Progress [Member] | Arcata [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,088,000
Buildings & Improvements	569,000
Costs capitalized subsequent to acquisition	0
Gross amount at which carried at close of period [Abstract]
Land	2,088,000
Buildings & Improvements	569,000
Total	2,657,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Chateau II - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	61,000
Buildings & Improvements	189,000
Costs capitalized subsequent to acquisition	8,000
Gross amount at which carried at close of period [Abstract]
Land	61,000
Buildings & Improvements	197,000
Total	258,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Commons at Southgate - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,691,000
Buildings & Improvements	2,180,000
Costs capitalized subsequent to acquisition	594,000
Gross amount at which carried at close of period [Abstract]
Land	3,691,000
Buildings & Improvements	2,774,000
Total	6,465,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Landing at Southgate - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	2,262,000
Buildings & Improvements	4,054,000
Costs capitalized subsequent to acquisition	1,104,000
Gross amount at which carried at close of period [Abstract]
Land	2,262,000
Buildings & Improvements	5,158,000
Total	7,420,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | Renaissance Heights I - Minot, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	3,080,000
Buildings & Improvements	5,895,000
Costs capitalized subsequent to acquisition	1,102,000
Gross amount at which carried at close of period [Abstract]
Land	3,080,000
Buildings & Improvements	6,997,000
Total	10,077,000
Accumulated Depreciation	0
Year of Construction or Acquisition	2013
Development in Progress [Member] | River Ridge - Bismarck, ND [Member]
Real Estate And Accumulated Depreciation [Abstract]
Encumbrances	0	[1]
Initial Cost to Company [Abstract]
Land	576,000
Buildings & Improvements	9,526,000
Costs capitalized subsequent to acquisition	3,073,000
Gross amount at which carried at close of period [Abstract]
Land	589,000
Buildings & Improvements	12,586,000
Total	13,175,000
Accumulated Depreciation	$ 0
Year of Construction or Acquisition	2008

[1]	Amounts in this column are the mortgages payable balances as of April 30, 2013. These amounts do not include amounts owing under the Company���s multi-bank line of credit or under the Company���s construction loans.
[2]	The net basis of the Company���s real estate investments for Federal Income Tax purposes was approximately $1.5 billion, $1.4 billion and $1.2 billion at April 30, 2013, 2012 and 2011, respectively.
[3]	Consists of miscellaneous disposed assets and assets moved to Development in Progress.
[4]	Consists of miscellaneous disposed assets.
[5]	As of April 30, 2013, this property was included in the collateral pool securing the Company���s $60.0 million multi-bank line of credit. The Company may add and remove eligible properties from the collateral pool if certain minimum collateral requirements are satisfied. Advances under the facility may not exceed 60% of the value of properties provided as security.